FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	29,449,233	9,352,904
Net asset value per share (NAV)	11.58	19.05

Total Assets ( Shares x NAV)	$341,022,116	$178,172,819

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	73,453	49,969

Net Assets	$340,948,663	$178,122,850

Net Assets: Total
Contract Value in accumulation period	$340,810,858	$177,998,600
Contracts in Payout (annuitization) period	137,805	124,250

Net Assets	$340,948,663	$178,122,850

Total Units Outstanding	31,240,050	10,988,632

Unit Value (Accumulation, Lowest to Highest)	$10.54 to $11.39	$14.20 to $16.68

Cost of Shares in Underlying Fund	$299,205,783	$118,448,619

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	4,920,894	2,425,557

Net investment income/(expense)	(4,920,894)	(2,425,557)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	7,476,823	9,173,566
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	7,476,823	9,173,566
Net change in unrealized appreciation/(depreciation) of investments	15,440,613	22,550,682

Net realized and unrealized gain/(loss) from investments	22,917,436	31,724,248

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$17,996,542	$29,298,691

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-6

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

13,085,423	728,889	8,476,475	17,802,298	21,383,026	15,623,991	15,435,956
14.95	17.06	17.34	13.16	23.83	14.30	21.57

$195,627,070	$12,434,849	$146,982,071	$234,278,240	$509,557,503	$223,423,070	$332,953,580

51,601	7,935	48,046	50,720	91,015	54,514	70,225

$195,575,469	$12,426,914	$146,934,025	$234,227,520	$509,466,488	$223,368,556	$332,883,355

$195,508,514	$12,426,914	$146,899,837	$234,218,030	$508,546,166	$223,350,584	$332,806,258
66,955	—	34,188	9,490	920,322	17,972	77,097

$195,575,469	$12,426,914	$146,934,025	$234,227,520	$509,466,488	$223,368,556	$332,883,355

15,258,282	774,348	9,846,237	21,255,669	26,921,956	16,657,144	18,871,595

$13.22 to $13.61	$15.36 to $16.05	$15.79 to $15.82	$10.76 to $12.60	$17.03 to $21.44	$10.65 to $12.55	$15.56 to $19.28

$163,955,110	$7,863,008	$103,696,187	$202,547,021	$328,727,696	$192,910,151	$213,989,198

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$—	$—	$—	$—	$—	$—	$—

2,448,969	160,025	2,016,146	2,948,052	7,064,829	2,839,726	4,680,089

(2,448,969)	(160,025)	(2,016,146)	(2,948,052)	(7,064,829)	(2,839,726)	(4,680,089)

843,114	495,522	5,218,127	(648,710)	35,188,466	(53,198)	29,969,676
—	—	—	—	—	—	—

843,114	495,522	5,218,127	(648,710)	35,188,466	(53,198)	29,969,676
4,982,729	1,575,950	29,526,261	20,853,317	117,378,706	6,174,511	57,766,794

5,825,843	2,071,472	34,744,388	20,204,607	152,567,172	6,121,313	87,736,470

$3,376,874	$1,911,447	$32,728,242	$17,256,555	$145,502,343	$3,281,587	$83,056,381

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP
	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	17,020,591	6,557,018
Net asset value per share (NAV)	14.32	19.91

Total Assets ( Shares x NAV)	$243,734,858	$130,550,227

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	55,938	30,292

Net Assets	$243,678,920	$130,519,935

Net Assets: Total
Contract Value in accumulation period	$243,631,122	$130,506,853
Contracts in Payout (annuitization) period	47,798	13,082

Net Assets	$243,678,920	$130,519,935

Total Units Outstanding	18,550,779	6,986,906

Unit Value (Accumulation, Lowest to Highest)	$12.64 to $13.04	$18.01 to $18.13

Cost of Shares in Underlying Fund	$192,643,127	$86,104,484

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,103,155	1,723,416

Net investment income/(expense)	(3,103,155)	(1,723,416)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,060,631	5,165,379
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	2,060,631	5,165,379
Net change in unrealized appreciation/(depreciation) of investments	10,095,347	17,149,793

Net realized and unrealized gain/(loss) from investments	12,155,978	22,315,172

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,052,823	$20,591,756

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-8

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP
12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

24,879,830	31,169,986	7,906,502	28,544,645	29,601,012	7,692,964	1,782,883
10.53	10.70	10.70	10.74	11.40	44.49	17.71

$261,984,607	$333,518,855	$84,599,573	$306,569,492	$337,451,540	$342,259,964	$31,574,858

59,706	61,887	31,156	58,140	55,022	65,064	32,187

$261,924,901	$333,456,968	$84,568,417	$306,511,352	$337,396,518	$342,194,900	$31,542,671

$261,804,864	$333,440,382	$84,549,982	$306,494,777	$337,361,526	$341,970,683	$31,442,396
120,037	16,586	18,435	16,575	34,992	224,217	100,275

$261,924,901	$333,456,968	$84,568,417	$306,511,352	$337,396,518	$342,194,900	$31,542,671

25,302,815	31,708,192	8,041,846	29,042,576	30,116,440	10,614,129	888,758

$10.26 to $10.36	$10.40 to $10.53	$10.42 to $10.53	$10.46 to $10.57	$11.08 to $11.22	$25.98 to $33.14	$27.74 to $49.09

$250,831,072	$314,059,143	$78,140,954	$287,313,414	$282,574,112	$346,001,835	$29,421,579

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi-Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$—	$—	$—	$—	$—	$4,237,034	$571,742

3,770,446	4,654,320	1,140,591	4,321,142	3,941,272	4,337,203	442,422

(3,770,446)	(4,654,320)	(1,140,591)	(4,321,142)	(3,941,272)	(100,169)	129,320

2,755,958	1,873,960	(158,387)	1,146,247	(3,627,129)	2,818,209	2,867,748
—	—	—	—	—	21,031,784	7,044,667

2,755,958	1,873,960	(158,387)	1,146,247	(3,627,129)	23,849,993	9,912,415
11,164,620	18,466,812	4,214,296	18,353,161	23,355,984	(24,808,375)	(5,295,594)

13,920,578	20,340,772	4,055,909	19,499,408	19,728,855	(958,382)	4,616,821

$10,150,132	$15,686,452	$2,915,318	$15,178,266	$15,787,583	$(1,058,551)	$4,746,141

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series
	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	1,360,990	22,320,080
Net asset value per share (NAV)	7.42	10.63

Total Assets ( Shares x NAV)	$10,098,544	$237,262,451

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	28,571	55,158

Net Assets	$10,069,973	$237,207,293

Net Assets: Total
Contract Value in accumulation period	$10,057,339	$237,176,433
Contracts in Payout (annuitization) period	12,634	30,860

Net Assets	$10,069,973	$237,207,293

Total Units Outstanding	456,232	21,759,702

Unit Value (Accumulation, Lowest to Highest)	$16.61 to $24.68	$9.73 to $11.48

Cost of Shares in Underlying Fund	$9,472,795	$231,875,244

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$661,611	$5,947,493
Expenses:
Mortality expense risk and administrative charges	144,478	3,397,346

Net investment income/(expense)	517,133	2,550,147

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(29,152)	768,688
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(29,152)	768,688
Net change in unrealized appreciation/(depreciation) of investments	77,245	2,877,194

Net realized and unrealized gain/(loss) from investments	48,093	3,645,882

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$565,226	$6,196,029

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-10

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion Fund	Value Line Strategic Asset Management Trust
12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

914,395	1,703,390	588,656	31,615,033	217,151	18,994	194,671
19.91	17.60	17.77	13.16	17.99	31.77	23.26

$18,205,607	$29,979,670	$10,460,419	$416,053,828	$3,906,551	$603,441	$4,528,050

28,579	31,531	29,757	76,397	6,462	5,179	17,196

$18,177,028	$29,948,139	$10,430,662	$415,977,431	$3,900,089	$598,262	$4,510,854

$18,111,132	$29,802,226	$10,409,689	$415,651,583	$3,899,876	$597,862	$4,508,647
65,896	145,913	20,973	325,848	213	400	2,207

$18,177,028	$29,948,139	$10,430,662	$415,977,431	$3,900,089	$598,262	$4,510,854

368,478	1,301,473	471,801	29,583,637	141,451	21,112	132,428

$36.13 to $74.39	$17.70 to $27.71	$13.40 to $30.39	$14.34 to $15.23	$25.70 to $27.98	$26.58 to $28.94	$27.90 to $37.37

$14,812,674	$27,006,371	$8,525,130	$392,050,057	$4,175,387	$514,677	$3,963,280

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion Fund	Value Line Strategic Asset Management Trust
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$—	$746,723	$184,691	$12,084,791	$5,630	$520	$21,559

264,332	409,562	156,658	5,946,103	56,369	10,977	69,668

(264,332)	337,161	28,033	6,138,688	(50,739)	(10,457)	(48,109)

7,043	(271,281)	(36,832)	2,735,554	(439,806)	311,381	11,838
2,536,551	814,168	83,534	—	216,217	116,766	342,460

2,543,594	542,887	46,702	2,735,554	(223,589)	428,147	354,298
2,727,707	413,526	1,209,744	17,437,090	372,142	(327,033)	380,691

5,271,301	956,413	1,256,446	20,172,644	148,553	101,114	734,989

$5,006,969	$1,293,574	$1,284,479	$26,311,332	$97,814	$90,657	$686,880

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Value Line VIP Equity Advantage		Invesco V.I. Value Opportunities Series II
		(4)	12/31/2020

Assets:
Shares owned in underlying fund			84,448
Net asset value per share (NAV)			5.61

Total Assets ( Shares x NAV)	$		$473,754

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.			6,009

Net Assets	$		$467,745

Net Assets: Total
Contract Value in accumulation period	$		$461,209
Contracts in Payout (annuitization) period			6,536

Net Assets	$		$467,745

Total Units Outstanding			27,243

Unit Value (Accumulation, Lowest to Highest)	$		$15.60 to $16.98

Cost of Shares in Underlying Fund	$		$503,986

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Value Line VIP Equity Advantage		Invesco V.I. Value Opportunities Series II

		1/1/2020 to 7/15/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends		$144,941	$341
Expenses:
Mortality expense risk and administrative charges		10,135	6,161

Net investment income/(expense)		134,806	(5,820)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments		(712,893)	(9,794)
Reinvested realized gain distributions		—	17,605

Net realized gain/(loss) on investments		(712,893)	7,811
Net change in unrealized appreciation/(depreciation) of investments		60,018	10,319

Net realized and unrealized gain/(loss) from investments		(652,875)	18,130

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations		$(518,069)	$12,310

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-12

Investment Options
Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II		Invesco V.I. Small Cap Equity Series II		Invesco V.I. Balanced-Risk Allocation Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B		AB VPS Global Thematic Growth Class B
12/31/2020		(2)		(2)	12/31/2020	12/31/2020		(2)	12/31/2020

20,524					662,195	7,602,122			27,090
14.33					10.29	28.43			40.54

$294,102	$		$		$6,813,982	$216,128,328	$		$1,098,235

11,042					12,651	41,767			5,528

$283,060	$		$		$6,801,331	$216,086,561	$		$1,092,707

$278,500	$		$		$6,801,331	$215,542,781	$		$1,084,489
4,560					—	543,780			8,218

$283,060	$		$		$6,801,331	$216,086,561	$		$1,092,707

11,722					493,441	14,962,532			45,570

$22.54 to $24.23	$		$		$12.30 to $13.07	$13.95 to $14.45	$		$22.24 to $24.21

$322,611	$		$		$6,887,733	$209,521,932	$		$630,847

Investment Options
Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II		Invesco V.I. Small Cap Equity Series II		Invesco V.I. Balanced-Risk Allocation Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B		AB VPS Global Thematic Growth Class B

1/1/2020 to 12/31/2020		(2)		(2)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		(2)	1/1/2020 to 12/31/2020

$11,746	$		$		$513,934	$2,482,302	$		$4,119

2,456					87,288	2,682,222			16,624

9,290					426,646	(199,920)			(12,505)

(3,933)					(5,873)	(2,774,417)			63,888
7,157					343,319	10,134,149			86,680

3,224					337,446	7,359,732			150,568
(55,871)					(242,745)	(3,047,596)			157,498

(52,647)					94,701	4,312,136			308,066

$(43,357)	$		$		$521,347	$4,112,216	$		$295,561

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Real Estate Investment Class B		AB VPS Dynamic Asset Allocation Class B
		(1)	12/31/2020

Assets:
Shares owned in underlying fund			212,685
Net asset value per share (NAV)			13.80

Total Assets ( Shares x NAV)	$		$2,935,058

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.			19,496

Net Assets	$		$2,915,562

Net Assets: Total
Contract Value in accumulation period	$		$2,775,106
Contracts in Payout (annuitization) period			140,456

Net Assets	$		$2,915,562

Total Units Outstanding			206,378

Unit Value (Accumulation, Lowest to Highest)	$		$12.63 to $13.63

Cost of Shares in Underlying Fund	$		$2,516,804

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3)Portfolio liquidated as of April 24, 2020
(4)Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	AB VPS Real Estate Investment Class B		AB VPS Dynamic Asset Allocation Class B
		(1)	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$		$41,684
Expenses:
Mortality expense risk and administrative charges			36,155

Net investment income/(expense)			5,529

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments			32,468
Reinvested realized gain distributions			—

Net realized gain/(loss) on investments			32,468
Net change in unrealized appreciation/(depreciation) of investments			42,490

Net realized and unrealized gain/(loss) from investments			74,958

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$		$80,487

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-14

Investment Options
BlackRock Capital Appreciation V.I. Class III		BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2		Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2
	(2)	12/31/2020	12/31/2020	12/31/2020		(3)	12/31/2020	12/31/2020

		167,491	10,263,321	122,848			7,706,313	54,150
		16.29	29.58	9.73			16.06	28.21

$		$2,728,436	$303,589,047	$1,195,308	$		$123,763,381	$1,527,584

		21,995	56,857	11,182			34,139	11,037

$		$2,706,441	$303,532,190	$1,184,126	$		$123,729,242	$1,516,547

$		$2,706,441	$303,481,955	$1,184,126	$		$123,724,319	$1,516,286
		—	50,235	—			4,923	261

$		$2,706,441	$303,532,190	$1,184,126	$		$123,729,242	$1,516,547

		146,591	8,298,329	42,768			4,702,977	21,232

$		$17.17 to $22.55	$26.15 to $40.22	$24.76 to $28.71	$		$19.14 to $33.82	$54.61 to $74.32

$		$2,365,687	$291,620,420	$1,182,670	$		$118,339,302	$1,086,968

Investment Options
BlackRock Capital Appreciation V.I. Class III		BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2		Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2
	(2)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		1/1/2020 to 4/24/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$		$31,163	$2,372,497	$15,214		$34,745	$356,034	$—

		49,746	4,040,166	16,351		5,295	1,445,210	16,790

		(18,583)	(1,667,669)	(1,137)		29,450	(1,089,176)	(16,790)

		56,468	(558,103)	(137,322)		(402,814)	(4,334,062)	14,626
		158,439	25,094,386	11,765		404,796	4,573,873	11,196

		214,907	24,536,283	(125,557)		1,982	239,811	25,822
		276,471	25,188,021	69,838		(56,175)	12,263,005	424,469

		491,378	49,724,304	(55,719)		(54,193)	12,502,816	450,291

$		$472,795	$48,056,635	$(56,856)		$(24,743)	$11,413,640	$433,501

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	CTIVPSM - AQR Managed Futures Strategy Class 2		Davis Financial
		(3)	12/31/2020

Assets:
Shares owned in underlying fund			109,128
Net asset value per share (NAV)			11.74

Total Assets ( Shares x NAV)	$		$1,281,160

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.			16,980

Net Assets	$		$1,264,180

Net Assets: Total
Contract Value in accumulation period	$		$1,260,108
Contracts in Payout (annuitization) period			4,072

Net Assets	$		$1,264,180

Total Units Outstanding			50,539

Unit Value (Accumulation, Lowest to Highest)	$		$23.38 to $37.27

Cost of Shares in Underlying Fund	$		$1,489,843

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3)Portfolio liquidated as of April 24, 2020
(4)Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	CTIVPSM - AQR Managed Futures Strategy Class 2		Davis Financial
		1/1/2020 to 4/24/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends		$1,981	$17,213
Expenses:
Mortality expense risk and administrative charges		210	17,483

Net investment income/(expense)		1,771	(270)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments		(2,821)	(124,261)
Reinvested realized gain distributions		—	74,926

Net realized gain/(loss) on investments		(2,821)	(49,335)
Net change in unrealized appreciation/(depreciation) of investments		2,347	(122,618)

Net realized and unrealized gain/(loss) from investments		(474)	(171,953)

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations		$1,297	$(172,223)

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2		Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2
12/31/2020	12/31/2020	12/31/2020		(2)	12/31/2020	12/31/2020	12/31/2020

130,034	3,353,529	107,573			525,502	3,070,013	5,597,177
14.05	9.17	22.64			23.18	13.72	37.29

$1,826,971	$30,751,861	$2,435,452	$		$12,181,134	$42,120,573	$208,718,714

5,434	9,220	6,154			6,710	22,068	39,435

$1,821,537	$30,742,641	$2,429,298	$		$12,174,424	$42,098,505	$208,679,279

$1,810,378	$30,551,512	$2,428,657	$		$12,133,964	$42,059,532	$208,508,664
11,159	191,129	641			40,460	38,973	170,615

$1,821,537	$30,742,641	$2,429,298	$		$12,174,424	$42,098,505	$208,679,279

93,478	1,226,299	84,588			509,152	2,652,690	5,453,494

$18.09 to $19.57	$23.08 to $24.98	$25.58 to $29.05	$		$21.07 to $23.93	$12.27 to $15.71	$24.05 to $39.25

$1,743,362	$28,213,051	$1,830,621	$		$10,875,454	$38,709,329	$173,633,537

Investment Options
Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2		Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		(2)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$36,603	$195,159	$30,156	$		$182,060	$839,723	$706,969

28,099	421,390	38,361			166,526	618,832	2,668,601

8,504	(226,231)	(8,205)			15,534	220,891	(1,961,632)

62,839	(1,077,731)	167,829			(142,099)	794,225	2,415,036
8,122	780,637	37,822			532,402	16,047	—

70,961	(297,094)	205,651			390,303	810,272	2,415,036
(322,161)	3,456,387	240,245			117,959	2,017,847	31,829,057

(251,200)	3,159,293	445,896			508,262	2,828,119	34,244,093

$(242,696)	$2,933,062	$437,691	$		$523,796	$3,049,010	$32,282,461

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2
	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	12,726	25,254,341
Net asset value per share (NAV)	26.25	1.00

Total Assets ( Shares x NAV)	$334,046	$25,254,341

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	11,352	185,941

Net Assets	$322,694	$25,068,400

Net Assets: Total
Contract Value in accumulation period	$322,694	$24,711,576
Contracts in Payout (annuitization) period	—	356,824

Net Assets	$322,694	$25,068,400

Total Units Outstanding	12,821	2,577,277

Unit Value (Accumulation, Lowest to Highest)	$19.25 to $26.25	$9.10 to $10.09

Cost of Shares in Underlying Fund	$278,225	$25,254,357

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3)Portfolio liquidated as of April 24, 2020
(4)Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$651	$50,930
Expenses:
Mortality expense risk and administrative charges	6,470	330,824

Net investment income/(expense)	(5,819)	(279,894)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,810	—
Reinvested realized gain distributions	1,278	—

Net realized gain/(loss) on investments	3,088	—
Net change in unrealized appreciation/(depreciation) of investments	41,784	—

Net realized and unrealized gain/(loss) from investments	44,872	—

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$39,053	$(279,894)

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2
12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020		(2)

610,466	321,021	224,604	14,998,881	232,894	93,843
76.09	13.82	11.17	13.28	15.04	16.59

$46,450,380	$4,436,514	$2,508,829	$199,185,143	$3,502,724	$1,556,861	$

16,732	22,579	16,475	46,455	11,043	11,595

$46,433,648	$4,413,935	$2,492,354	$199,138,688	$3,491,681	$1,545,266	$

$46,433,648	$4,406,401	$2,444,839	$199,127,784	$3,465,494	$1,531,121	$
—	7,534	47,515	10,904	26,187	14,145

$46,433,648	$4,413,935	$2,492,354	$199,138,688	$3,491,681	$1,545,266	$

1,051,459	399,606	134,303	13,730,410	154,628	66,882

$30.77 to $42.74	$10.10 to $13.36	$16.06 to $24.14	$10.67 to $14.82	$15.84 to $23.99	$23.24 to $24.98	$

$20,700,922	$5,192,170	$2,770,631	$199,963,927	$3,576,063	$1,761,792	$

Investment Options
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		(2)

$—	$442,577	$65,286	$5,956,120	$214,000	$41,257	$

480,529	79,751	35,110	2,514,482	55,096	22,616

(480,529)	362,826	30,176	3,441,638	158,904	18,641

2,578,375	(439,390)	(33,257)	(6,359,764)	(59,109)	(61,825)
2,112,291	—	—	—	3,031	57,359

4,690,666	(439,390)	(33,257)	(6,359,764)	(56,078)	(4,466)
15,003,750	(302,598)	86,836	1,624,353	(149,117)	(153,666)

19,694,416	(741,988)	53,579	(4,735,411)	(205,195)	(158,132)

$19,213,887	$(379,162)	$83,755	$(1,293,773)	$(46,291)	$(139,491)	$

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Franklin Rising Dividends VIP Class 2		Franklin Small Cap Value VIP Class 2
		(2)	12/31/2020

Assets:
Shares owned in underlying fund			5,706,571
Net asset value per share (NAV)			14.50

Total Assets ( Shares x NAV)	$		$82,745,285

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.			25,167

Net Assets	$		$82,720,118

Net Assets: Total
Contract Value in accumulation period	$		$82,677,902
Contracts in Payout (annuitization) period			42,216

Net Assets	$		$82,720,118

Total Units Outstanding			2,292,574

Unit Value (Accumulation, Lowest to Highest)	$		$25.21 to $38.42

Cost of Shares in Underlying Fund	$		$83,581,322

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Franklin Rising Dividends VIP Class 2		Franklin Small Cap Value VIP Class 2
		(2)	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$		$1,108,624
Expenses:
Mortality expense risk and administrative charges			1,010,361

Net investment income/(expense)			98,263

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments			(6,973,573)
Reinvested realized gain distributions			4,715,271

Net realized gain/(loss) on investments			(2,258,302)
Net change in unrealized appreciation/(depreciation) of investments			7,287,080

Net realized and unrealized gain/(loss) from investments			5,028,778

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$		$5,127,041

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
Franklin Growth & Income VIP Class 2	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class	MFS Total Return Service Class	MFS Utilities Service Class		MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund
12/31/2020	12/31/2020	12/31/2020	12/31/2020		(2)	12/31/2020	12/31/2020

2,170,552	1,961,932	35,543	187,668			956,105	289,940
12.97	23.61	10.43	25.50			29.15	34.47

$28,152,060	$46,321,213	$370,718	$4,785,546	$		$27,870,450	$9,994,216

13,945	21,598	5,146	6,275			14,053	12,296

$28,138,115	$46,299,615	$365,572	$4,779,271	$		$27,856,397	$9,981,920

$28,138,115	$46,277,392	$365,572	$4,713,512	$		$27,849,250	$9,981,920
—	22,223	—	65,759			7,147	—

$28,138,115	$46,299,615	$365,572	$4,779,271	$		$27,856,397	$9,981,920

1,552,672	834,310	20,726	217,393			823,937	509,487

$13.82 to $17.33	$52.42 to $55.94	$16.28 to $17.72	$20.23 to $22.03	$		$31.85 to $33.99	$15.54 to $18.58

$30,144,970	$31,721,851	$342,184	$4,280,474	$		$13,571,630	$6,873,216

Investment Options
Franklin Growth & Income VIP Class 2	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class	MFS Total Return Service Class	MFS Utilities Service Class		MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		(2)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$1,022,144	$—	$12,613	$99,215	$		$—	$71,763

356,048	616,986	7,223	76,042			408,662	121,985

666,096	(616,986)	5,390	23,173			(408,662)	(50,222)

(895,709)	3,172,558	8,086	231,050			6,127,716	234,164
5,975,232	4,125,312	—	129,202			—	187,738

5,079,523	7,297,870	8,086	360,252			6,127,716	421,902
(4,883,481)	8,810,164	18,848	(80,807)			4,388,498	1,239,826

196,042	16,108,034	26,934	279,445			10,516,214	1,661,728

$862,138	$15,491,048	$32,324	$302,618	$		$10,107,552	$1,611,506

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Blended Research Core Equity Service Class	Invesco Oppenheimer International Growth Fund

	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	940,654	1,881,077
Net asset value per share (NAV)	56.68	3.04

Total Assets ( Shares x NAV)	$53,316,259	$5,718,474

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	16,946	11,529

Net Assets	$53,299,313	$5,706,945

Net Assets: Total
Contract Value in accumulation period	$53,299,313	$5,706,945
Contracts in Payout (annuitization) period	—	—

Net Assets	$53,299,313	$5,706,945

Total Units Outstanding	3,341,674	367,801

Unit Value (Accumulation, Lowest to Highest)	$15.39 to $15.97	$14.14 to $14.65

Cost of Shares in Underlying Fund	$45,226,347	$4,396,756

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	MFS Blended Research Core Equity Service Class	Invesco Oppenheimer International Growth Fund

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$672,064	$32,152
Expenses:
Mortality expense risk and administrative charges	695,855	66,929

Net investment income/(expense)	(23,791)	(34,777)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	933,463	56,275
Reinvested realized gain distributions	2,511,858	67,558

Net realized gain/(loss) on investments	3,445,321	123,833
Net change in unrealized appreciation/(depreciation) of investments	3,174,484	838,207

Net realized and unrealized gain/(loss) from investments	6,619,805	962,040

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,596,014	$927,263

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-22

Investment Options
Invesco Oppenheimer Main St Small Cap Service Class		Invesco Oppenheimer Global Strategy Income Fund		PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class		PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

	(2)		(2)	12/31/2020	12/31/2020		(2)	12/31/2020	12/31/2020

				115,944	64,561			116,845	187,545
				10.38	13.92			10.57	10.59

$		$		$1,203,502	$898,686	$		$1,235,050	$1,986,101

				16,107	16,603			11,764	16,167

$		$		$1,187,395	$882,083	$		$1,223,286	$1,969,934

$		$		$1,186,380	$882,083	$		$1,223,286	$1,969,934
				1,015	—			—	—

$		$		$1,187,395	$882,083	$		$1,223,286	$1,969,934

				102,495	60,289			86,856	179,860

$		$		$9.75 to $11.99	$11.41 to $15.33	$		$13.35 to $14.41	$10.44 to $11.07

$		$		$1,185,877	$815,667	$		$1,097,806	$1,912,743

Investment Options
Invesco Oppenheimer Main St Small Cap Service Class		Invesco Oppenheimer Global Strategy Income Fund		PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class		PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

	(2)		(2)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020		(2)	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$		$		$13,156	$10,910	$		$10,294	$52,156

				19,029	14,241			16,804	27,163

				(5,873)	(3,331)			(6,510)	24,993

				(5,168)	(2,042)			49	9,279
				—	—			87,561	—

				(5,168)	(2,042)			87,610	9,279
				25,856	80,666			27,188	24,080

				20,688	78,624			114,798	33,359

$		$		$14,815	$75,293	$		$108,288	$58,352

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	9,648,630	5,665,480
Net asset value per share (NAV)	17.74	11.80

Total Assets ( Shares x NAV)	$171,166,701	$66,852,667

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	29,092	39,147

Net Assets	$171,137,609	$66,813,520

Net Assets: Total
Contract Value in accumulation period	$171,127,162	$66,813,520
Contracts in Payout (annuitization) period	10,447	—

Net Assets	$171,137,609	$66,813,520

Total Units Outstanding	6,239,992	5,738,532

Unit Value (Accumulation, Lowest to Highest)	$19.93 to $27.83	$11.61 to $11.61

Cost of Shares in Underlying Fund	$175,264,205	$62,761,202

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$1,560,309	$1,807,553
Expenses:
Mortality expense risk and administrative charges	2,195,727	903,692

Net investment income/(expense)	(635,418)	903,861

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,533,941)	198,421
Reinvested realized gain distributions	5,306,865	—

Net realized gain/(loss) on investments	1,772,924	198,421
Net change in unrealized appreciation/(depreciation) of investments	2,738,080	3,015,830

Net realized and unrealized gain/(loss) from investments	4,511,004	3,214,251

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,875,586	$4,118,112

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-24

Investment Options
American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Global Bond Class II	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB	Putnam VT Small Cap Value Class IB

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

660,610	916,052	954,895	2,298,807	5,372,381	140,759	839,978
20.57	11.09	5.26	3.40	25.51	9.29	10.01

$13,588,754	$10,159,021	$5,020,741	$7,804,911	$137,049,444	$1,307,652	$8,408,177

12,297	11,248	12,384	11,809	26,808	8,994	17,233

$13,576,457	$10,147,773	$5,008,357	$7,793,102	$137,022,636	$1,298,658	$8,390,944

$13,576,457	$10,147,773	$5,008,357	$7,793,102	$136,997,206	$1,298,658	$8,390,944
—	—	—	—	25,430	—	—

$13,576,457	$10,147,773	$5,008,357	$7,793,102	$137,022,636	$1,298,658	$8,390,944

786,450	898,526	419,044	601,358	4,008,144	138,742	618,119

$11.93 to $17.04	$10.65 to $11.53	$11.32 to $11.75	$11.65 to $12.39	$32.17 to $34.33	$8.87 to $9.57	$10.69 to $14.16

$12,978,536	$9,381,663	$4,614,392	$7,825,358	$117,305,611	$1,430,175	$9,181,762

Investment Options
American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Global Bond Class II	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB	Putnam VT Small Cap Value Class IB

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$208,580	$130,190	$199,340	$517,155	$1,982,794	$—	$68,180

169,468	121,519	67,268	94,934	1,775,803	16,808	93,975

39,112	8,671	132,072	422,221	206,991	(16,808)	(25,795)

(10,660)	86,016	37,851	(99,805)	1,440,214	(12,559)	(803,484)
—	—	—	—	7,983,480	—	—

(10,660)	86,016	37,851	(99,805)	9,423,694	(12,559)	(803,484)
(249,421)	640,235	163,947	13,861	(2,989,385)	(94,247)	1,228,655

(260,081)	726,251	201,798	(85,944)	6,434,309	(106,806)	425,171

$(220,969)	$734,922	$333,870	$336,277	$6,641,300	$(123,614)	$399,376

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III
	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	5,687,700	238,622
Net asset value per share (NAV)	21.56	6.53

Total Assets ( Shares x NAV)	$122,626,801	$1,558,199

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	25,465	9,863

Net Assets	$122,601,336	$1,548,336

Net Assets: Total
Contract Value in accumulation period	$122,589,967	$1,548,336
Contracts in Payout (annuitization) period	11,369	—

Net Assets	$122,601,336	$1,548,336

Total Units Outstanding	7,162,988	214,828

Unit Value (Accumulation, Lowest to Highest)	$16.43 to $17.16	$6.79 to $6.97

Cost of Shares in Underlying Fund	$92,942,638	$2,043,261

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$1,015,040	$43,983
Expenses:
Mortality expense risk and administrative charges	1,616,334	17,153

Net investment income/(expense)	(601,294)	26,830

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,513,800	(51,331)
Reinvested realized gain distributions	4,417,732	—

Net realized gain/(loss) on investments	7,931,532	(51,331)
Net change in unrealized appreciation/(depreciation) of investments	10,207,387	(552,553)

Net realized and unrealized gain/(loss) from investments	18,138,919	(603,884)

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$17,537,625	$(577,054)

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-26

Investment Options
ALPS/ Red Rocks Global Opportunity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II
12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

132,424	38,834	137,502	3,261,917	348,588	404,797	59,428
14.65	13.68	87.46	20.50	13.53	34.46	12.28

$1,940,012	$531,255	$12,025,897	$66,869,290	$4,716,391	$13,949,314	$729,780

7,226	7,327	11,983	29,306	11,965	17,444	7,413

$1,932,786	$523,928	$12,013,914	$66,839,984	$4,704,426	$13,931,870	$722,367

$1,932,786	$523,928	$12,013,914	$66,839,984	$4,704,426	$13,931,870	$722,367
—	—	—	—	—	—	—

$1,932,786	$523,928	$12,013,914	$66,839,984	$4,704,426	$13,931,870	$722,367

120,226	47,496	428,343	1,923,738	326,358	546,906	64,759

$15.41 to $16.36	$10.44 to $11.09	$26.42 to $28.62	$26.92 to $32.90	$12.28 to $13.61	$21.42 to $25.19	$10.55 to $11.39

$1,514,508	$507,663	$8,193,625	$34,095,643	$4,164,684	$9,366,026	$721,812

Investment Options
ALPS/ Red Rocks Global Opportunity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$202,242	$12,121	$4,807	$2,028	$28,023	$—	$12,164

32,396	6,673	138,367	926,663	58,357	165,699	9,620

169,846	5,448	(133,560)	(924,635)	(30,334)	(165,699)	2,544

241,751	(4,943)	456,542	15,435,713	39,782	822,369	(6,307)
28,626	—	815,894	5,887,423	48,661	1,010,080	—

270,377	(4,943)	1,272,436	21,323,136	88,443	1,832,449	(6,307)
(435,301)	17,467	697,717	5,426,002	(114,271)	2,708,195	(93,766)

(164,924)	12,524	1,970,153	26,749,138	(25,828)	4,540,644	(100,073)

$4,922	$17,972	$1,836,593	$25,824,503	$(56,162)	$4,374,945	$(97,529)

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Western Asset Core Plus VIT Class II		Merger Fund VL
		(2)	12/31/2020

Assets:
Shares owned in underlying fund			184,562
Net asset value per share (NAV)			12.21

Total Assets ( Shares x NAV)	$		$2,253,501

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.			9,734

Net Assets	$		$2,243,767

Net Assets: Total
Contract Value in accumulation period	$		$2,243,767
Contracts in Payout (annuitization) period			—

Net Assets	$		$2,243,767

Total Units Outstanding			186,162

Unit Value (Accumulation, Lowest to Highest)	$		$11.36 to $12.02

Cost of Shares in Underlying Fund	$		$1,994,809

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020
Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	Western Asset Core Plus VIT Class II		Merger Fund VL
		(2)	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$		$—
Expenses:
Mortality expense risk and administrative charges			31,895

Net investment income/(expense)			(31,895)

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments			31,987
Reinvested realized gain distributions			5,765

Net realized gain/(loss) on investments			37,752
Net change in unrealized appreciation/(depreciation) of investments			126,727

Net realized and unrealized gain/(loss) from investments			164,479

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$		$132,584

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-28

Investment Options
Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series
12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

24,910	96,201	192,694	229,431	6,895	54,023	188,779
25.61	14.40	57.96	17.66	7.70	21.55	17.71

$637,957	$1,385,298	$11,168,561	$4,051,745	$53,092	$1,164,194	$3,343,276

9,938	8,858	12,016	12,203	1,721	11,882	11,473

$628,019	$1,376,440	$11,156,545	$4,039,542	$51,371	$1,152,312	$3,331,803

$628,019	$1,376,440	$11,156,545	$4,039,542	$51,371	$1,152,312	$3,331,803
—	—	—	—	—	—	—

$628,019	$1,376,440	$11,156,545	$4,039,542	$51,371	$1,152,312	$3,331,803

58,690	120,060	365,753	307,681	4,284	153,188	214,863

$10.08 to $10.92	$10.80 to $11.70	$18.75 to $29.80	$12.39 to $13.16	$11.88 to $12.12	$7.06 to $9.75	$14.85 to $16.02

$594,627	$1,436,687	$7,602,348	$3,190,793	$50,637	$1,130,448	$3,830,870

Investment Options
Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series
1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$8,447	$10,702	$—	$46,265	$948	$6,605	$38,146

8,968	16,588	128,979	47,090	623	13,793	44,083

(521)	(5,886)	(128,979)	(825)	325	(7,188)	(5,937)

4,912	(23,401)	150,011	45,391	(961)	(19,240)	(301,800)
—	—	626,478	58,511	1,038	—	66,284

4,912	(23,401)	776,489	103,902	77	(19,240)	(235,516)
34,677	70,331	1,782,366	345,321	(1,445)	193,039	109,719

39,589	46,930	2,558,855	449,223	(1,368)	173,799	(125,797)

$39,068	$41,044	$2,429,876	$448,398	$(1,043)	$166,611	$(131,734)

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4

	12/31/2020	12/31/2020

Assets:
Shares owned in underlying fund	88,085	107,257
Net asset value per share (NAV)	26.06	11.69

Total Assets ( Shares x NAV)	$2,295,485	$1,253,839

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,383	5,808

Net Assets	$2,290,102	$1,248,031

Net Assets: Total
Contract Value in accumulation period	$2,290,102	$1,248,031
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,290,102	$1,248,031

Total Units Outstanding	167,178	108,349

Unit Value (Accumulation, Lowest to Highest)	$13.50 to $13.80	$11.44 to $11.68

Cost of Shares in Underlying Fund	$2,009,415	$1,206,405

(1) Portfolio liquidated as of April 24, 2019
(2) Portfolio liquidated as of October 18, 2019
(3) Portfolio liquidated as of April 24, 2020
(4) Portfolio liquidated as of July 15, 2020

Underlyingfund names could be abbreviated. Refer to footnotes for full fund name.

STATEMENTS OF OPERATIONS

	American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4

	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

2020 Investment Income
Income:
Reinvested dividends	$29,705	$23,457
Expenses:
Mortality expense risk and administrative charges	19,883	13,703

Net investment income/(expense)	9,822	9,754

2020 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	7,806	12,776
Reinvested realized gain distributions	9,429	12,193

Net realized gain/(loss) on investments	17,235	24,969
Net change in unrealized appreciation/(depreciation) of investments	181,708	45,195

Net realized and unrealized gain/(loss) from investments	198,943	70,164

2020 Net Increase/(Decrease) in Net Assets Resulting from Operations	$208,765	$79,918

(1) Portfolio liquidated as of April 24, 2019 (2) Portfolio liquidated as of October 18, 2019 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-30

Investment Options
American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

18,256	46,155	16,324	22,789	161,741
40.45	16.35	117.24	53.99	12.88

$738,438	$754,638	$1,913,768	$1,230,361	$2,083,219

5,883	5,698	6,555	10,549	6,080

$732,555	$748,940	$1,907,213	$1,219,812	$2,077,139

$732,555	$748,940	$1,907,213	$1,219,812	$2,077,139
—	—	—	—	—

$732,555	$748,940	$1,907,213	$1,219,812	$2,077,139

40,233	52,119	86,190	79,201	187,554

$18.02 to $18.43	$14.24 to $14.56	$21.92 to $22.41	$15.29 to $15.61	$10.98 to $11.23

$569,272	$674,943	$1,360,690	$1,017,134	$2,067,874

Investment Options
American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020

$1,028	$5,789	$2,622	$14,054	$35,031

8,013	5,074	17,026	16,734	24,103

(6,985)	715	(14,404)	(2,680)	10,928

34,259	(8,560)	102,844	(36,948)	67,078
18,415	10,586	30,510	35,330	50,463

52,674	2,026	133,354	(1,618)	117,541
101,243	68,324	480,004	191,992	1,057

153,917	70,350	613,358	190,374	118,598

$146,932	$71,065	$598,954	$187,694	$129,526

B-31

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,204,963)	$(2,413,111)
Net realized gain/(loss) from sale of investments	3,113,825	3,900,176
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	25,622,210	44,272,314

Net increase/(decrease) resulting from operations	23,531,072	45,759,379

2019 Contract Transactions
Contract purchase payments	985,870	235,497
Transfers between investment divisions, net	6,461,888	2,417,588
Transfers on account of death	(3,088,506)	(1,371,075)
Transfers for annuity benefits, surrenders and partial withdrawals	(27,129,373)	(10,377,546)
Contract fees	(27,186)	(13,153)
Transfers–rider fees and other	(5,836,911)	(2,804,185)

Net increase/(decrease) from contract transactions	(28,634,218)	(11,912,874)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(5,103,146)	33,846,505
Net Assets at December 31, 2018	354,390,552	147,576,388

Net Assets at December 31, 2019	$349,287,406	$181,422,893

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,920,894)	$(2,425,557)
Net realized gain/(loss) from sale of investments	7,476,823	9,173,566
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	15,440,613	22,550,682

Net increase/(decrease) resulting from operations	17,996,542	29,298,691

2020 Contract Transactions
Contract purchase payments	609,747	173,088
Transfers between investment divisions, net	5,819,371	(19,682,047)
Transfers on account of death	(2,720,441)	(1,119,295)
Transfers for annuity benefits, surrenders and partial withdrawals	(24,423,401)	(9,105,284)
Contract fees	(25,955)	(13,695)
Transfers–rider fees and other	(5,594,606)	(2,851,501)

Net increase/(decrease) from contract transactions	(26,335,285)	(32,598,734)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(8,338,743)	(3,300,043)
Net Assets at December 31, 2019	349,287,406	181,422,893

Net Assets at December 31, 2020	$340,948,663	$178,122,850

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-32

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(2,612,974)	$(159,594)	$(2,080,347)	$(3,169,276)	$(2,554,951)	$(3,026,253)	$(3,771,472)
2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
—	—	—	—	—	—	—
35,744,667	2,379,507	40,275,882	43,527,762	64,042,295	41,117,059	65,308,837

35,291,159	2,468,691	37,694,368	39,417,498	67,678,536	39,425,371	69,008,678

296,889	46,754	262,777	333,837	501,586	804,902	540,163
2,466,931	102,152	(9,098,566)	415,566	396,799,529	5,756,297	83,839,030
(1,153,382)	(121,319)	(824,845)	(955,599)	(2,054,168)	(1,603,622)	(1,746,866)
(11,587,799)	(301,254)	(10,296,871)	(22,725,173)	(24,743,088)	(13,338,372)	(21,775,652)
(15,164)	(579)	(10,072)	(14,794)	(21,911)	(13,049)	(20,518)
(3,011,496)	(160,227)	(2,371,183)	(3,623,897)	(1,849,359)	(3,186,592)	(3,802,836)

(13,004,021)	(434,473)	(22,338,760)	(26,570,060)	368,632,589	(11,580,436)	57,033,321

—	—	—	—	—	—	—

22,287,138	2,034,218	15,355,608	12,847,438	436,311,125	27,844,935	126,041,999
161,999,201	9,811,115	131,135,348	208,070,599	81,121,865	185,240,615	217,412,994

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

$(2,448,969)	$(160,025)	$(2,016,146)	$(2,948,052)	$(7,064,829)	$(2,839,726)	$(4,680,089)
843,114	495,522	5,218,127	(648,710)	35,188,466	(53,198)	29,969,676
—	—	—	—	—	—	—
4,982,729	1,575,950	29,526,261	20,853,317	117,378,706	6,174,511	57,766,794

3,376,874	1,911,447	32,728,242	17,256,555	145,502,343	3,281,587	83,056,381

629,337	14,980	228,340	244,014	877,358	519,781	542,692
20,224,556	(935,398)	(21,850,532)	12,423,273	(107,849,218)	22,552,063	(67,146,210)
(1,222,951)	(64,984)	(777,429)	(1,051,577)	(3,041,093)	(1,070,769)	(1,828,103)
(8,726,684)	(177,606)	(7,526,385)	(12,145,095)	(36,418,844)	(11,913,766)	(20,100,492)
(13,838)	(553)	(9,597)	(13,152)	(44,998)	(12,054)	(23,716)
(2,978,164)	(166,305)	(2,349,570)	(3,404,535)	(6,992,050)	(3,073,836)	(5,072,190)

7,912,256	(1,329,866)	(32,285,173)	(3,947,072)	(153,468,845)	7,001,419	(93,628,019)

—	—	—	—	—	—	—

11,289,130	581,581	443,069	13,309,483	(7,966,502)	10,283,006	(10,571,638)
184,286,339	11,845,333	146,490,956	220,918,037	517,432,990	213,085,550	343,454,993

$195,575,469	$12,426,914	$146,934,025	$234,227,520	$509,466,488	$223,368,556	$332,883,355

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,344,559)	$(1,830,716)
Net realized gain/(loss) from sale of investments	2,961,289	3,263,014
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	64,949,361	34,138,364

Net increase/(decrease) resulting from operations	64,566,091	35,570,662

2019 Contract Transactions
Contract purchase payments	527,773	270,269
Transfers between investment divisions, net	(14,189,577)	(10,205,201)
Transfers on account of death	(1,596,275)	(860,057)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,729,372)	(7,949,005)
Contract fees	(16,415)	(7,600)
Transfers–rider fees and other	(3,581,943)	(1,793,160)

Net increase/(decrease) from contract transactions	(33,585,809)	(20,544,754)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	30,980,282	15,025,908
Net Assets at December 31, 2018	203,236,287	110,012,136

Net Assets at December 31, 2019	$234,216,569	$125,038,044

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,103,155)	$(1,723,416)
Net realized gain/(loss) from sale of investments	2,060,631	5,165,379
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	10,095,347	17,149,793

Net increase/(decrease) resulting from operations	9,052,823	20,591,756

2020 Contract Transactions
Contract purchase payments	425,556	253,569
Transfers between investment divisions, net	17,403,989	(5,263,212)
Transfers on account of death	(1,230,794)	(587,015)
Transfers for annuity benefits, surrenders and partial withdrawals	(12,704,199)	(7,765,397)
Contract fees	(15,043)	(7,148)
Transfers–rider fees and other	(3,469,981)	(1,740,662)

Net increase/(decrease) from contract transactions	409,528	(15,109,865)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	9,462,351	5,481,891
Net Assets at December 31, 2019	234,216,569	125,038,044

Net Assets at December 31, 2020	$243,678,920	$130,519,935

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-34

Investment Options
Guardian U.S. Government Securities VIP Fund	Guardian Total Return Bond VIP Fund	Guardian Global Utilities VIP Fund	Guardian Multi- Sector Bond VIP Fund	Guardian Small Cap Core VIP Fund	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(794,259)	$(985,567)	$(249,566)	$(914,998)	$(894,750)	$(1,550,807)	$(29,823)
(3,822)	9,680	(8,055)	10,007	468,522	21,999,418	13,599,783
—	—	—	—	—	48,200,192	3,543,515
(11,085)	992,900	2,244,323	902,916	31,521,443	16,858,938	(5,239,912)

(809,166)	17,013	1,986,702	(2,075)	31,095,215	85,507,741	11,873,563

109,569	172,800	26,157	140,261	84,027	557,019	222,142
277,628,441	346,066,769	85,801,618	318,910,766	286,681,029	(16,472,678)	(1,096,341)
(317,561)	(496,834)	(63,974)	(345,511)	(249,446)	(1,578,111)	(318,981)
(7,405,777)	(7,603,277)	(2,215,957)	(8,041,771)	(6,365,871)	(40,478,041)	(27,346,178)
(3,918)	(4,516)	(1,035)	(4,145)	(3,500)	(28,496)	(7,925)
(774,524)	(982,414)	(241,388)	(879,211)	(873,610)	(5,104,874)	(191,982)

269,236,230	337,152,528	83,305,421	309,780,389	279,272,629	(63,105,181)	(28,739,265)

—	—	—	—	—	—	—

268,427,064	337,169,541	85,292,123	309,778,314	310,367,844	22,402,560	(16,865,702)
—	—	—	—	—	312,639,844	49,048,695

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

$(3,770,446)	$(4,654,320)	$(1,140,591)	$(4,321,142)	$(3,941,272)	$(100,169)	$129,320
2,755,958	1,873,960	(158,387)	1,146,247	(3,627,129)	2,818,209	2,867,748
—	—	—	—	—	21,031,784	7,044,667
11,164,620	18,466,812	4,214,296	18,353,161	23,355,984	(24,808,375)	(5,295,594)

10,150,132	15,686,452	2,915,318	15,178,266	15,787,583	(1,058,551)	4,746,141

469,075	506,802	172,624	416,057	459,561	387,275	208,266
8,526,798	7,225,574	3,483,829	9,500,502	33,036,055	34,850,299	(1,485,306)
(2,168,297)	(2,396,255)	(549,978)	(2,317,457)	(1,523,261)	(1,742,117)	(317,524)
(19,292,476)	(19,332,330)	(5,487,297)	(21,227,550)	(16,229,327)	(20,638,590)	(3,606,984)
(20,991)	(25,892)	(5,771)	(23,192)	(18,550)	(24,689)	(7,443)
(4,166,404)	(5,376,924)	(1,252,431)	(4,793,588)	(4,483,387)	(4,621,131)	(177,472)

(16,652,295)	(19,399,025)	(3,639,024)	(18,445,228)	11,241,091	8,211,047	(5,386,463)

—	—	—	—	—	—	—

(6,502,163)	(3,712,573)	(723,706)	(3,266,962)	27,028,674	7,152,496	(640,322)
268,427,064	337,169,541	85,292,123	309,778,314	310,367,844	335,042,404	32,182,993

$261,924,901	$333,456,968	$84,568,417	$306,511,352	$337,396,518	$342,194,900	$31,542,671

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$578,430	$1,174,987
Net realized gain/(loss) from sale of investments	(49,401)	237,798
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	896,244	4,337,339

Net increase/(decrease) resulting from operations	1,425,273	5,750,124

2019 Contract Transactions
Contract purchase payments	22,214	524,382
Transfers between investment divisions, net	311,125	17,148,032
Transfers on account of death	(115,090)	(2,088,691)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,830,651)	(26,742,071)
Contract fees	(2,007)	(21,184)
Transfers–rider fees and other	(85,377)	(3,996,284)

Net increase/(decrease) from contract transactions	(1,699,786)	(15,175,816)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(274,513)	(9,425,692)
Net Assets at December 31, 2018	10,618,654	253,050,789

Net Assets at December 31, 2019	$10,344,141	$243,625,097

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$517,133	$2,550,147
Net realized gain/(loss) from sale of investments	(29,152)	768,688
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	77,245	2,877,194

Net increase/(decrease) resulting from operations	565,226	6,196,029

2020 Contract Transactions
Contract purchase payments	18,002	355,002
Transfers between investment divisions, net	399,418	9,948,880
Transfers on account of death	(84,060)	(1,894,895)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,098,660)	(17,256,449)
Contract fees	(1,848)	(19,605)
Transfers–rider fees and other	(72,246)	(3,746,766)

Net increase/(decrease) from contract transactions	(839,394)	(12,613,833)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(274,168)	(6,417,804)
Net Assets at December 31, 2019	10,344,141	243,625,097

Net Assets at December 31, 2020	$10,069,973	$237,207,293

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-36

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion Fund	Value Line Strategic Asset Management Trust

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(284,594)	$194,738	$(65,866)	$5,555,065	$(60,696)	$(17,427)	$(44,188)
210,915	432,780	(113,476)	(2,004,006)	(275,308)	161,188	4,747
3,583,720	1,803,273	551,514	—	379,702	61,362	424,034
1,822,205	3,573,578	1,692,765	23,243,573	749,265	71,731	661,229

5,332,246	6,004,369	2,064,937	26,794,632	792,963	276,854	1,045,822

46,269	93,807	49,850	866,060	47,096	720	35,526
(258,217)	(492,391)	75,777	8,208,811	(123,414)	98,511	(107,221)
(68,527)	(242,645)	(66,752)	(4,154,093)	(55,619)	—	(53,690)
(3,318,400)	(5,825,604)	(1,976,443)	(52,990,361)	(906,839)	(218,664)	(911,432)
(3,824)	(5,390)	(3,520)	(40,981)	(2,128)	(158)	(1,790)
(51,952)	(275,593)	(11,309)	(6,573,880)	(6,584)	(2,651)	(4,761)

(3,654,651)	(6,747,816)	(1,932,397)	(54,684,444)	(1,047,488)	(122,242)	(1,043,368)

—	—	—	—	—	—	—

1,677,595	(743,447)	132,540	(27,889,812)	(254,525)	154,612	2,454
15,483,401	31,033,108	10,748,199	452,045,747	4,785,545	936,340	4,331,143

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

$(264,332)	$337,161	$28,033	$6,138,688	$(50,739)	$(10,457)	$(48,109)
7,043	(271,281)	(36,832)	2,735,554	(439,806)	311,381	11,838
2,536,551	814,168	83,534	—	216,217	116,766	342,460
2,727,707	413,526	1,209,744	17,437,090	372,142	(327,033)	380,691

5,006,969	1,293,574	1,284,479	26,311,332	97,814	90,657	686,880

44,259	68,257	58,324	614,210	67,189	720	24,008
(2,221,126)	1,592,296	(246,157)	7,306,759	(136,526)	(122,792)	(89,740)
(70,192)	(78,350)	(48,249)	(3,147,815)	(163,465)	(16,453)	(49,190)
(1,694,972)	(2,982,039)	(1,484,722)	(33,157,444)	(489,651)	(442,760)	(388,839)
(3,543)	(4,673)	(3,021)	(37,097)	(1,716)	(160)	(1,589)
(45,363)	(230,587)	(10,731)	(6,068,449)	(4,576)	(1,902)	(4,273)

(3,990,937)	(1,635,096)	(1,734,556)	(34,489,836)	(728,745)	(583,347)	(509,623)

—	—	—	—	—	—	—

1,016,032	(341,522)	(450,077)	(8,178,504)	(630,931)	(492,690)	177,257
17,160,996	30,289,661	10,880,739	424,155,935	4,531,020	1,090,952	4,333,597

$18,177,028	$29,948,139	$10,430,662	$415,977,431	$3,900,089	$598,262	$4,510,854

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Value Line VIP Equity Advantage	Invesco V.I. Value Opportunities Series II

	1/1/2019 to 7/15/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$58,944	$(10,149)
Net realized gain/(loss) from sale of investments	34,679	12,212
Reinvested realized gain distributions	134,787	91,568
Net change in unrealized appreciation/(depreciation) of investments	218,427	42,009

Net increase/(decrease) resulting from operations	446,837	135,640

2019 Contract Transactions
Contract purchase payments	182,492	7,781
Transfers between investment divisions, net	5,440	(13,316)
Transfers on account of death	(159,379)	(18,431)
Transfers for annuity benefits, surrenders and partial withdrawals	(143,799)	(266,330)
Contract fees	—	(243)
Transfers–rider fees and other	(2)	(1,286)

Net increase/(decrease) from contract transactions	(115,248)	(291,825)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	331,589	(156,185)
Net Assets at December 31, 2018	1,925,789	616,532

Net Assets at December 31, 2019	$2,257,378	$460,347

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$134,806	$(5,820)
Net realized gain/(loss) from sale of investments	(712,893)	(9,794)
Reinvested realized gain distributions	—	17,605
Net change in unrealized appreciation/(depreciation) of investments	60,018	10,319

Net increase/(decrease) resulting from operations	(518,069)	12,310

2020 Contract Transactions
Contract purchase payments	50,776	7,314
Transfers between investment divisions, net	(1,680,588)	7,278
Transfers on account of death	(61,712)	(544)
Transfers for annuity benefits, surrenders and partial withdrawals	(47,812)	(18,183)
Contract fees	—	(193)
Transfers–rider fees and other	27	(584)

Net increase/(decrease) from contract transactions	(1,739,309)	(4,912)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,257,378)	7,398
Net Assets at December 31, 2019	2,257,378	460,347

Net Assets at December 31, 2020	$—	$467,745

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-38

Investment Options
Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Small Cap Equity Series II	Invesco V.I. Balanced- Risk Allocation Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

1/1/2019 to 12/31/2020	1/1/2019 to 10/18/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020

$5,070	$16,862	$(607,992)	$(97,844)	$(847,812)	$(21,707)	$(14,450)
8,747	(66,745)	(10,023,860)	(22,868)	(573,335)	160,803	111,538
429	—	6,763,077	—	22,122,587	212,824	53,041
59,088	137,035	11,450,735	1,037,175	19,197,484	983	82,979

73,334	87,152	7,581,960	916,463	39,898,924	352,903	233,108

2,948	4,871	65,047	237,042	297,657	3,117	3,321
(12,297)	(1,758,736)	(49,246,641)	(155,313)	209,431	(1,579,807)	6,679
(41,371)	(59,595)	(300,896)	(721,633)	(849,909)	(3,479)	(3,013)
(102,524)	(143,841)	(2,532,126)	(249,876)	(22,712,772)	(480,067)	(257,111)
(85)	(667)	(3,527)	—	(15,105)	(436)	(389)
(810)	(13,658)	(732,028)	820	(3,268,340)	(4,001)	(3,145)

(154,139)	(1,971,626)	(52,750,171)	(888,960)	(26,339,038)	(2,064,673)	(253,658)

—	—	—	—	—	—	—

(80,805)	(1,884,474)	(45,168,211)	27,503	13,559,886	(1,711,770)	(20,550)
390,731	1,884,474	45,168,211	7,122,712	189,738,789	1,711,770	925,639

$309,926	$—	$—	$7,150,215	$203,298,675	$—	$905,089

$9,290	$—	$—	$426,646	$(199,920)	$—	$(12,505)
(3,933)	—	—	(5,873)	(2,774,417)	—	63,888
7,157	—	—	343,319	10,134,149	—	86,680
(55,871)	—	—	(242,745)	(3,047,596)	—	157,498

(43,357)	—	—	521,347	4,112,216	—	295,561

31,908	—	—	166,703	210,701	—	3,533
(1,277)	—	—	(312,890)	24,510,798	—	(14,141)
—	—	—	(544,869)	(981,042)	—	—
(13,362)	—	—	(185,699)	(12,049,059)	—	(94,412)
(75)	—	—	—	(13,256)	—	(384)
(703)	—	—	6,524	(3,002,472)	—	(2,539)

16,491	—	—	(870,231)	8,675,670	—	(107,943)

—	—	—	—	—	—	—

(26,866)	—	—	(348,884)	12,787,886	—	187,618
309,926	—	—	7,150,215	203,298,675	—	905,089

$283,060	$—	$—	$6,801,331	$216,086,561	$—	$1,092,707

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Real Estate Investment Class B	AB VPS Dynamic Asset Allocation Class B

	1/1/2020 to 4/24/2019	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$75,807	$14,681
Net realized gain/(loss) from sale of investments	(352,608)	12,917
Reinvested realized gain distributions	256,293	3,423
Net change in unrealized appreciation/(depreciation) of investments	401,345	347,851

Net increase/(decrease) resulting from operations	380,837	378,872

2019 Contract Transactions
Contract purchase payments	17,803	1,050
Transfers between investment divisions, net	(3,042,534)	(72,176)
Transfers on account of death	—	(33,456)
Transfers for annuity benefits, surrenders and partial withdrawals	(99,718)	(54,335)
Contract fees	(447)	(129)
Transfers–rider fees and other	(12,856)	(11,947)

Net increase/(decrease) from contract transactions	(3,137,752)	(170,993)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,756,915)	207,879
Net Assets at December 31, 2018	2,756,915	2,872,435

Net Assets at December 31, 2019	$—	$3,080,314

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$5,529
Net realized gain/(loss) from sale of investments	—	32,468
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	42,490

Net increase/(decrease) resulting from operations	—	80,487

2020 Contract Transactions
Contract purchase payments	—	4,219
Transfers between investment divisions, net	—	(61,196)
Transfers on account of death	—	(94,221)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(83,218)
Contract fees	—	(135)
Transfers–rider fees and other	—	(10,688)

Net increase/(decrease) from contract transactions	—	(245,239)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	(164,752)
Net Assets at December 31, 2019	—	3,080,314

Net Assets at December 31, 2020	$—	$2,915,562

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-40

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2

1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 4/24/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(1,112,146)	$(23,326)	$(1,082,691)	$3,493	$(1,590)	$(1,237,579)	$(10,184)
(998,976)	(139,020)	825,341	(111,147)	14,718	(1,354,146)	26,788
1,055,682	131,116	15,809,079	57,068	31,150	8,945,439	92,109
18,809,013	577,240	54,503,184	340,410	82,241	11,379,386	33,959

17,753,573	546,010	70,054,913	289,824	126,519	17,733,100	142,672

113,056	98,828	453,540	13,443	4,802	195,304	11,656
(99,405,207)	(174,501)	(4,186,648)	(163,948)	499,525	11,525,389	6,552
(290,007)	(139,991)	(1,475,063)	(6,491)	—	(687,551)	(56,381)
(8,445,238)	(1,225,771)	(30,914,112)	(191,737)	(135,700)	(9,921,220)	(59,910)
(5,095)	(967)	(21,134)	(277)	(364)	(7,741)	(142)
(1,421,983)	(15)	(4,883,479)	1,350	603	(1,656,503)	(1)

(109,454,474)	(1,442,417)	(41,026,896)	(347,660)	368,866	(552,322)	(98,226)

—	—	—	—	—	—	—

(91,700,901)	(896,407)	29,028,017	(57,836)	495,385	17,180,778	44,446
91,700,901	3,958,721	273,807,682	1,440,918	591,028	91,844,644	396,759

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

$—	$(18,583)	$(1,667,669)	$(1,137)	$29,450	$(1,089,176)	$(16,790)
—	56,468	(558,103)	(137,322)	(402,814)	(4,334,062)	14,626
—	158,439	25,094,386	11,765	404,796	4,573,873	11,196
—	276,471	25,188,021	69,838	(56,175)	12,263,005	424,469

—	472,795	48,056,635	(56,856)	(24,743)	11,413,640	433,501

—	174,988	442,695	34,259	1,823	151,150	34,555
—	(525,350)	(23,530,274)	(76,433)	(1,058,943)	11,949,431	641,300
—	(34,294)	(1,549,945)	—	—	(598,944)	(1,357)
—	(442,999)	(18,079,395)	(99,672)	(4,156)	(6,618,802)	(32,491)
—	(911)	(19,160)	(255)	(110)	(6,977)	(166)
—	(102)	(4,624,065)	1	(284)	(1,585,678)	—

—	(828,668)	(47,360,144)	(142,100)	(1,061,670)	3,290,180	641,841

—	—	—	—	—	—	—

—	(355,873)	696,491	(198,956)	(1,086,413)	14,703,820	1,075,342
—	3,062,314	302,835,699	1,383,082	1,086,413	109,025,422	441,205

$—	$2,706,441	$303,532,190	$1,184,126	$—	$123,729,242	$1,516,547

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial

	1/1/2019 to 4/24/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(519)	$(4,642)
Net realized gain/(loss) from sale of investments	—	(22,174)
Reinvested realized gain distributions	—	99,772
Net change in unrealized appreciation/(depreciation) of investments	183	293,067

Net increase/(decrease) resulting from operations	(336)	366,023

2019 Contract Transactions
Contract purchase payments	—	7,251
Transfers between investment divisions, net	1,308	4,578
Transfers on account of death	—	(48,969)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(314,615)
Contract fees	—	(611)
Transfers–rider fees and other	(1)	(1,517)

Net increase/(decrease) from contract transactions	1,307	(353,883)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	971	12,140
Net Assets at December 31, 2018	44,006	1,648,254

Net Assets at December 31, 2019	$44,977	$1,660,394

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,771	$(270)
Net realized gain/(loss) from sale of investments	(2,821)	(124,261)
Reinvested realized gain distributions	—	74,926
Net change in unrealized appreciation/(depreciation) of investments	2,347	(122,618)

Net increase/(decrease) resulting from operations	1,297	(172,223)

2020 Contract Transactions
Contract purchase payments	—	8,264
Transfers between investment divisions, net	(46,274)	(58,874)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	(172,127)
Contract fees	—	(463)
Transfers–rider fees and other	—	(791)

Net increase/(decrease) from contract transactions	(46,274)	(223,991)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(44,977)	(396,214)
Net Assets at December 31, 2019	44,977	1,660,394

Net Assets at December 31, 2020	$—	$1,264,180

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-42

Investment Options
Davis Real Estate	Davis Value	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(14,362)	$(7,972)	$(3,165)	$(4,556,360)	$29,239	$411,922	$(1,558,262)
158,845	(3,491,480)	59,691	43,229,170	148,975	(836,520)	(1,738,116)
73,586	1,483,406	141,013	49,547,447	898,440	—	22,832,548
260,506	10,246,690	353,744	(16,346,972)	1,870,321	3,843,705	18,322,447

478,575	8,230,644	551,283	71,873,285	2,946,975	3,419,107	37,858,617

16,258	92,376	21,805	648,700	15,699	96,401	366,485
23,753	(866,107)	41,729	(417,150,303)	(260,538)	1,763,808	11,235,033
(35,807)	(223,230)	—	(1,824,797)	(136,978)	(754,584)	(1,072,563)
(225,722)	(6,212,710)	(697,161)	(29,323,159)	(2,426,056)	(7,905,222)	(25,389,688)
(1,060)	(5,116)	(1,350)	(25,857)	(2,738)	(6,000)	(19,725)
(4,555)	(289,019)	(1,407)	(5,413,776)	(111,739)	(419,771)	(2,818,651)

(227,133)	(7,503,806)	(636,384)	(453,089,192)	(2,922,350)	(7,225,368)	(17,699,109)

—	—	—	—	—	—	—

251,442	726,838	(85,101)	(381,215,907)	24,625	(3,806,261)	20,159,508
2,071,680	30,689,490	2,732,740	381,215,907	12,706,702	46,067,863	180,151,850

$2,323,122	$31,416,328	$2,647,639	$—	$12,731,327	$42,261,602	$200,311,358

$8,504	$(226,231)	$(8,205)	$—	$15,534	$220,891	$(1,961,632)
62,839	(1,077,731)	167,829	—	(142,099)	794,225	2,415,036
8,122	780,637	37,822	—	532,402	16,047	—
(322,161)	3,456,387	240,245	—	117,959	2,017,847	31,829,057

(242,696)	2,933,062	437,691	—	523,796	3,049,010	32,282,461

8,587	73,893	148,396	—	51,003	36,614	279,550
(142,290)	(355,947)	(102,001)	—	350,685	1,839,927	(6,382,346)
(1,074)	(92,431)	(230,272)	—	(200,790)	(185,803)	(942,421)
(119,982)	(2,982,624)	(469,684)	—	(1,189,486)	(4,542,317)	(14,227,397)
(826)	(4,453)	(1,226)	—	(2,237)	(5,305)	(17,290)
(3,304)	(245,187)	(1,245)	—	(89,874)	(355,223)	(2,624,636)

(258,889)	(3,606,749)	(656,032)	—	(1,080,699)	(3,212,107)	(23,914,540)

—	—	—	—	—	—	—

(501,585)	(673,687)	(218,341)	—	(556,903)	(163,097)	8,367,921
2,323,122	31,416,328	2,647,639	—	12,731,327	42,261,602	200,311,358

$1,821,537	$30,742,641	$2,429,298	$—	$12,174,424	$42,098,505	$208,679,279

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,027)	$56,584
Net realized gain/(loss) from sale of investments	8,933	15
Reinvested realized gain distributions	13,073	—
Net change in unrealized appreciation/(depreciation) of investments	56,574	(15)

Net increase/(decrease) resulting from operations	75,553	56,584

2019 Contract Transactions
Contract purchase payments	3,294	371,427
Transfers between investment divisions, net	(7,821)	5,447,493
Transfers on account of death	—	(962,095)
Transfers for annuity benefits, surrenders and partial withdrawals	(72,491)	(4,391,677)
Contract fees	(106)	(6,116)
Transfers-rider fees and other	—	34,719

Net increase/(decrease) from contract transactions	(77,124)	493,751

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	(58,368)

Total Increase/(Decrease) in Net Assets	(1,571)	491,967
Net Assets at December 31, 2018	316,121	19,884,694

Net Assets at December 31, 2019	$314,550	$20,376,661

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,819)	$(279,894)
Net realized gain/(loss) from sale of investments	1,810	—
Reinvested realized gain distributions	1,278	—
Net change in unrealized appreciation/(depreciation) of investments	41,784	—

Net increase/(decrease) resulting from operations	39,053	(279,894)

2020 Contract Transactions
Contract purchase payments	383	596,291
Transfers between investment divisions, net	8,584	11,571,713
Transfers on account of death	—	(2,294,712)
Transfers for annuity benefits, surrenders and partial withdrawals	(39,793)	(5,132,552)
Contract fees	(83)	(6,155)
Transfers–rider fees and other	—	135,780

Net increase/(decrease) from contract transactions	(30,909)	4,870,365

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	101,268

Total Increase/(Decrease) in Net Assets	8,144	4,691,739
Net Assets at December 31, 2019	314,550	20,376,661

Net Assets at December 31, 2020	$322,694	$25,068,400

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-44

Investment Options
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 10/18/2019

$(395,076)	$348,840	$29,840	$450,930	$168,744	$3,302	$4,958,225
726,137	(169,124)	(4,296)	(4,826,989)	45,873	49,840	(13,213,617)
2,460,135	—	489,936	1,853,254	71,243	188,931	—
6,650,569	(149,625)	(185,377)	21,334,813	276,141	129,038	18,886,893

9,441,765	30,091	330,103	18,812,008	562,001	371,111	10,631,501

808,917	349,223	25,566	373,633	109,862	740	458,585
(505,341)	51,790	99,597	16,112,085	243,298	(8,331)	(267,243,571)
(912,744)	(342,530)	(7,200)	(1,165,534)	(352,709)	(12,586)	(2,039,028)
(1,446,107)	(707,326)	(407,657)	(13,161,645)	(604,328)	(389,592)	(21,870,274)
—	(796)	(1,095)	(11,583)	(686)	(303)	(18,313)
(1,595)	(409)	(8,084)	(2,839,908)	(3,937)	(2,716)	(3,683,456)

(2,056,870)	(650,048)	(298,873)	(692,952)	(608,500)	(412,788)	(294,396,057)

—	—	—	—	—	—	—

7,384,895	(619,957)	31,230	18,119,056	(46,499)	(41,677)	(283,764,556)
24,714,206	6,443,760	2,578,917	168,972,599	4,137,443	1,940,341	283,764,556

$32,099,101	$5,823,803	$2,610,147	$187,091,655	$4,090,944	$1,898,664	$—

$(480,529)	$362,826	$30,176	$3,441,638	$158,904	$18,641	$—
2,578,375	(439,390)	(33,257)	(6,359,764)	(59,109)	(61,825)	—
2,112,291	—	—	—	3,031	57,359	—
15,003,750	(302,598)	86,836	1,624,353	(149,117)	(153,666)	—

19,213,887	(379,162)	83,755	(1,293,773)	(46,291)	(139,491)	—

774,515	3,255	52,115	395,009	2,531	4,657	—
(2,361,642)	133,786	34,468	27,490,046	49,067	54,497	—
(661,869)	(91,977)	(71,607)	(911,308)	(94,455)	(4,388)	—
(2,661,649)	(1,074,863)	(208,535)	(10,867,258)	(506,093)	(266,415)	—
—	(670)	(822)	(10,773)	(650)	(237)	—
31,305	(237)	(7,167)	(2,754,910)	(3,372)	(2,021)	—

(4,879,340)	(1,030,706)	(201,548)	13,340,806	(552,972)	(213,907)	—

—	—	—	—	—	—	—

14,334,547	(1,409,868)	(117,793)	12,047,033	(599,263)	(353,398)	—
32,099,101	5,823,803	2,610,147	187,091,655	4,090,944	1,898,664	—

$46,433,648	$4,413,935	$2,492,354	$199,138,688	$3,491,681	$1,545,266	$—

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$196	$(299,782)
Net realized gain/(loss) from sale of investments	369,239	(5,892,741)
Reinvested realized gain distributions	1,587,235	12,917,137
Net change in unrealized appreciation/(depreciation) of investments	(113,093)	9,986,920

Net increase/(decrease) resulting from operations	1,843,577	16,711,534

2019 Contract Transactions
Contract purchase payments	4,597	153,704
Transfers between investment divisions, net	(10,036,784)	(787,110)
Transfers on account of death	(209,213)	(440,548)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,578,353)	(9,904,006)
Contract fees	(1,726)	(7,198)
Transfers–rider fees and other	(42,308)	(1,084,158)

Net increase/(decrease) from contract transactions	(11,863,787)	(12,069,316)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(10,020,210)	4,642,218
Net Assets at December 31, 2018	10,020,210	71,330,852

Net Assets at December 31, 2019	$—	$75,973,070

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$98,263
Net realized gain/(loss) from sale of investments	—	(6,973,573)
Reinvested realized gain distributions	—	4,715,271
Net change in unrealized appreciation/(depreciation) of investments	—	7,287,080

Net increase/(decrease) resulting from operations	—	5,127,041

2020 Contract Transactions
Contract purchase payments	—	98,663
Transfers between investment divisions, net	—	7,828,889
Transfers on account of death	—	(302,471)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(5,002,933)
Contract fees	—	(6,129)
Transfers–rider fees and other	—	(996,012)

Net increase/(decrease) from contract transactions	—	1,620,007

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	6,747,048
Net Assets at December 31, 2019	—	75,973,070

Net Assets at December 31, 2020	$—	$82,720,118

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-46

Investment Options
Franklin Growth & Income VIP Class 2	MFS New Discovery Series Service Class	MFS VIT II Income Portfolio Series Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$288,123	$(626,593)	$7,954	$30,751	$2,207,282	$(417,242)	$9,937
51,070	1,666,865	(747)	367,329	13,679,557	2,757,615	137,236
1,642,669	7,990,828	—	165,233	256,145	2,923,751	269,578
4,379,262	4,728,543	34,279	499,688	615,748	2,817,203	1,427,797

6,361,124	13,759,643	41,486	1,063,001	16,758,732	8,081,327	1,844,548

834,513	85,604	1,500	21,701	107,330	48,019	35,519
(425,118)	(2,856,030)	25,982	(143,809)	(94,044,132)	(1,911,848)	81,068
(1,135,075)	(301,611)	—	(143,707)	(407,671)	(248,651)	(296,346)
(1,412,989)	(2,773,132)	(15,355)	(1,116,720)	(6,439,219)	(2,179,714)	(349,026)
—	(2,959)	(167)	(2,787)	(5,450)	(2,134)	—
1,884	(630,665)	(273)	(12,219)	(1,130,596)	(427,035)	(41)

(2,136,785)	(6,478,793)	11,687	(1,397,541)	(101,919,738)	(4,721,363)	(528,826)

—	—	—	—	—	—	—

4,224,339	7,280,850	53,173	(334,540)	(85,161,006)	3,359,964	1,315,722
26,973,126	36,785,543	439,567	6,292,802	85,161,006	25,077,883	7,826,875

$31,197,465	$44,066,393	$492,740	$5,958,262	$—	$28,437,847	$9,142,597

$666,096	$(616,986)	$5,390	$23,173	$—	$(408,662)	$(50,222)
(895,709)	3,172,558	8,086	231,050	—	6,127,716	234,164
5,975,232	4,125,312	—	129,202	—	—	187,738
(4,883,481)	8,810,164	18,848	(80,807)	—	4,388,498	1,239,826

862,138	15,491,048	32,324	302,618	—	10,107,552	1,611,506

334,782	117,799	1,500	22,413	—	77,188	25,776
(1,087,796)	(9,962,292)	3,334	(308,270)	—	(8,077,812)	(345,168)
(1,263,737)	(214,012)	—	(118,559)	—	(138,834)	(150,925)
(1,926,212)	(2,568,531)	(163,890)	(1,064,055)	—	(2,131,035)	(302,185)
—	(2,857)	(167)	(2,347)	—	(2,120)	—
21,475	(627,933)	(269)	(10,791)	—	(416,389)	319

(3,921,488)	(13,257,826)	(159,492)	(1,481,609)	—	(10,689,002)	(772,183)

—	—	—	—	—	—	—

(3,059,350)	2,233,222	(127,168)	(1,178,991)	—	(581,450)	839,323
31,197,465	44,066,393	492,740	5,958,262	—	28,437,847	9,142,597

$28,138,115	$46,299,615	$365,572	$4,779,271	$—	$27,856,397	$9,981,920

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Blended Research Core Equity Service Class	Invesco Oppenheimer International Growth Fund

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(95,327)	$(31,925)
Net realized gain/(loss) from sale of investments	(241,537)	(53,070)
Reinvested realized gain distributions	3,707,878	260,726
Net change in unrealized appreciation/(depreciation) of investments	8,057,977	1,015,858

Net increase/(decrease) resulting from operations	11,428,991	1,191,589

2019 Contract Transactions
Contract purchase payments	125,940	42,844
Transfers between investment divisions, net	(396,068)	(250,582)
Transfers on account of death	(167,668)	(134,700)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,595,493)	(263,822)
Contract fees	(2,712)	—
Transfers–rider fees and other	(713,381)	172

Net increase/(decrease) from contract transactions	(2,749,382)	(606,088)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	8,679,609	585,501
Net Assets at December 31, 2018	43,026,930	4,769,161

Net Assets at December 31, 2019	$51,706,539	$5,354,662

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(23,791)	$(34,777)
Net realized gain/(loss) from sale of investments	933,463	56,275
Reinvested realized gain distributions	2,511,858	67,558
Net change in unrealized appreciation/(depreciation) of investments	3,174,484	838,207

Net increase/(decrease) resulting from operations	6,596,014	927,263

2020 Contract Transactions
Contract purchase payments	123,933	46,962
Transfers between investment divisions, net	(2,749,251)	(317,682)
Transfers on account of death	(254,778)	(169,210)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,390,462)	(135,141)
Contract fees	(2,607)	—
Transfers–rider fees and other	(730,075)	91

Net increase/(decrease) from contract transactions	(5,003,240)	(574,980)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,592,774	352,283
Net Assets at December 31, 2019	51,706,539	5,354,662

Net Assets at December 31, 2020	$53,299,313	$5,706,945

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-48

Investment Options
Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income Fund	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class

1/1/2019 to 10/18/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(2,708,199)	$7,377,601	$18,796	$(1,569)	$3,840,296	$6,868	$60,446
(18,062,140)	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)	4,309
22,047,792	—	—	—	—	—	—
28,763,680	34,278,153	24,267	185,527	18,205,712	186,465	4,039

30,041,133	21,835,811	41,900	83,403	21,398,499	188,385	68,794

346,238	503,840	293	2,766	496,678	1,160	79,500
(218,438,513)	(306,894,459)	24,967	(5,201)	(300,687,118)	—	11,477
(1,109,416)	(2,190,019)	(435)	(49,143)	(1,835,536)	(64,667)	(72,039)
(15,517,352)	(25,277,118)	(227,564)	(674,104)	(27,218,760)	(22,874)	(57,246)
(13,603)	(21,119)	(313)	(336)	(21,811)	—	—
(3,074,968)	(4,211,177)	(710)	—	(4,152,848)	914	1

(237,807,614)	(338,090,052)	(203,762)	(726,018)	(333,419,395)	(85,467)	(38,307)

—	—	—	—	—	—	—

(207,766,481)	(316,254,241)	(161,862)	(642,615)	(312,020,896)	102,918	30,487
207,766,481	316,254,241	1,449,384	1,439,008	312,020,896	1,138,650	2,000,127

$—	$—	$1,287,522	$796,393	$—	$1,241,568	$2,030,614

$—	$—	$(5,873)	$(3,331)	$—	$(6,510)	$24,993
—	—	(5,168)	(2,042)	—	49	9,279
—	—	—	—	—	87,561	—
—	—	25,856	80,666	—	27,188	24,080

—	—	14,815	75,293	—	108,288	58,352

—	—	21,003	1,459	—	120	8,181
—	—	40,325	93,791	—	(38,172)	(23,895)
—	—	(8,288)	(11,433)	—	(71,685)	(40,848)
—	—	(167,592)	(73,362)	—	(16,833)	(62,406)
—	—	(262)	(265)	—	—	—
—	—	(128)	207	—	—	(64)

—	—	(114,942)	10,397	—	(126,570)	(119,032)

—	—	—	—	—	—	—

—	—	(100,127)	85,690	—	(18,282)	(60,680)
—	—	1,287,522	796,393	—	1,241,568	2,030,614

$—	$—	$1,187,395	$882,083	$—	$1,223,286	$1,969,934

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(637,240)	$1,065,461
Net realized gain/(loss) from sale of investments	1,180,227	34,525
Reinvested realized gain distributions	10,575,719	—
Net change in unrealized appreciation/(depreciation) of investments	27,327,439	3,571,867

Net increase/(decrease) resulting from operations	38,446,145	4,671,853

2019 Contract Transactions
Contract purchase payments	249,614	258,354
Transfers between investment divisions, net	(2,947,359)	681,483
Transfers on account of death	(722,082)	(826,496)
Transfers for annuity benefits, surrenders and partial withdrawals	(18,598,261)	(2,507,524)
Contract fees	(11,991)	(2,716)
Transfers–rider fees and other	(2,750,791)	(666,145)

Net increase/(decrease) from contract transactions	(24,780,870)	(3,063,044)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	13,665,275	1,608,809
Net Assets at December 31, 2018	150,982,036	64,055,884

Net Assets at December 31, 2019	$164,647,311	$65,664,693

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(635,418)	$903,861
Net realized gain/(loss) from sale of investments	(3,533,941)	198,421
Reinvested realized gain distributions	5,306,865	—
Net change in unrealized appreciation/(depreciation) of investments	2,738,080	3,015,830

Net increase/(decrease) resulting from operations	3,875,586	4,118,112

2020 Contract Transactions
Contract purchase payments	164,999	129,163
Transfers between investment divisions, net	15,554,540	1,377,285
Transfers on account of death	(906,016)	(1,451,238)
Transfers for annuity benefits, surrenders and partial withdrawals	(9,660,338)	(2,335,047)
Contract fees	(10,441)	(2,637)
Transfers–rider fees and other	(2,528,032)	(686,811)

Net increase/(decrease) from contract transactions	2,614,712	(2,969,285)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	6,490,298	1,148,827
Net Assets at December 31, 2019	164,647,311	65,664,693

Net Assets at December 31, 2020	$171,137,609	$66,813,520

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-50

Investment Options
American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Global Bond Class II	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB	Putnam VT Small Cap Value Class IB

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$82,450	$85,620	$122,244	$434,140	$744,789	$(22,866)	$(56,833)
(2,494)	(43,656)	(842)	(100,753)	4,634,602	(12,918)	(409,139)
1,560,206	—	—	—	11,269,065	—	802,031
1,835,990	559,634	283,942	414,905	15,004,656	118,221	1,166,989

3,476,152	601,598	405,344	748,292	31,653,112	82,437	1,503,048

369,835	1,095,460	39,088	54,089	244,448	3,770	55,105
(1,888)	(412,410)	28,367	20,002	(3,201,355)	(146,318)	283,149
(454,214)	(248,683)	(332,554)	(332,054)	(947,729)	(94,125)	(146,534)
(1,015,425)	(337,819)	(446,268)	(520,483)	(8,415,022)	(80,761)	(249,210)
—	—	—	—	(8,008)	—	(186)
1,623	1,697	3,425	3,195	(2,009,285)	—	(47,365)

(1,100,069)	98,245	(707,942)	(775,251)	(14,336,951)	(317,434)	(105,041)

—	—	—	—	—	—	—

2,376,083	699,843	(302,598)	(26,959)	17,316,161	(234,997)	1,398,007
13,046,520	8,437,292	5,319,461	7,875,229	114,682,490	1,711,226	6,610,151

$15,422,603	$9,137,135	$5,016,863	$7,848,270	$131,998,651	$1,476,229	$8,008,158

$39,112	$8,671	$132,072	$422,221	$206,991	$(16,808)	$(25,795)
(10,660)	86,016	37,851	(99,805)	1,440,214	(12,559)	(803,484)
—	—	—	—	7,983,480	—	—
(249,421)	640,235	163,947	13,861	(2,989,385)	(94,247)	1,228,655

(220,969)	734,922	333,870	336,277	6,641,300	(123,614)	399,376

290,470	345,451	47,464	86,070	260,811	3,980	44,507
(639,852)	538,726	(141,906)	136,852	8,401,219	(18,895)	342,416
(414,021)	(423,757)	(114,135)	(129,872)	(655,120)	(20,946)	(117,840)
(879,134)	(186,011)	(135,457)	(489,091)	(7,685,579)	(18,096)	(235,061)
—	—	—	—	(7,490)	—	(168)
17,360	1,307	1,658	4,596	(1,931,156)	—	(50,444)

(1,625,177)	275,716	(342,376)	(391,445)	(1,617,315)	(53,957)	(16,590)

—	—	—	—	—	—	—

(1,846,146)	1,010,638	(8,506)	(55,168)	5,023,985	(177,571)	382,786
15,422,603	9,137,135	5,016,863	7,848,270	131,998,651	1,476,229	8,008,158

$13,576,457	$10,147,773	$5,008,357	$7,793,102	$137,022,636	$1,298,658	$8,390,944

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(385,036)	$4,506
Net realized gain/(loss) from sale of investments	1,980,871	(25,670)
Reinvested realized gain distributions	12,116,538	—
Net change in unrealized appreciation/(depreciation) of investments	15,649,716	411,263

Net increase/(decrease) resulting from operations	29,362,089	390,099

2019 Contract Transactions
Contract purchase payments	240,594	35,693
Transfers between investment divisions, net	(2,339,949)	(28,744)
Transfers on account of death	(793,659)	(56,934)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,919,341)	(195,768)
Contract fees	(7,165)	—
Transfers–rider fees and other	(1,778,057)	(98)

Net increase/(decrease) from contract transactions	(11,597,577)	(245,851)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	17,764,512	144,248
Net Assets at December 31, 2018	101,870,430	2,097,559

Net Assets at December 31, 2019	$119,634,942	$2,241,807

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$(601,294)	$26,830
Net realized gain/(loss) from sale of investments	3,513,800	(51,331)
Reinvested realized gain distributions	4,417,732	—
Net change in unrealized appreciation/(depreciation) of investments	10,207,387	(552,553)

Net increase/(decrease) resulting from operations	17,537,625	(577,054)

2020 Contract Transactions
Contract purchase payments	247,193	13,458
Transfers between investment divisions, net	(6,046,166)	2,716
Transfers on account of death	(607,761)	(79,581)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,407,866)	(53,611)
Contract fees	(6,822)	—
Transfers–rider fees and other	(1,749,809)	601

Net increase/(decrease) from contract transactions	(14,571,231)	(116,417)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,966,394	(693,471)
Net Assets at December 31, 2019	119,634,942	2,241,807

Net Assets at December 31, 2020	$122,601,336	$1,548,336

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-52

Investment Options
ALPS/ Red Rocks Global Opportunity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology & Innovation Service Shares	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(36,472)	$10,959	$(142,114)	$(674,640)	$(71,366)	$(157,901)	$6,336
24,887	(2,589)	209,723	7,726,081	106,166	239,334	6,272
31,345	—	697,565	4,291,888	7,177	1,142,315	—
807,802	52,109	2,330,029	11,756,738	802,782	1,229,684	112,353

827,562	60,479	3,095,203	23,100,067	844,759	2,453,432	124,961

4,025	17,711	70,097	454,584	13,185	51,565	10,600
(40,940)	(5,399)	(90,820)	(7,018,609)	(363,937)	84,573	6,262
—	—	(321,868)	(482,883)	(380,511)	(154,313)	(72,147)
(34,885)	(6,285)	(641,442)	(6,737,972)	(546,145)	(575,891)	(11,112)
—	—	—	(4,613)	—	(200)	—
72	—	91	(934,105)	1,693	(46,492)	106

(71,728)	6,027	(983,942)	(14,723,598)	(1,275,715)	(640,758)	(66,291)

—	—	—	—	—	—	—

755,834	66,506	2,111,261	8,376,469	(430,956)	1,812,674	58,670
2,196,008	466,908	9,481,712	58,795,880	5,537,147	9,984,865	914,779

$2,951,842	$533,414	$11,592,973	$67,172,349	$5,106,191	$11,797,539	$973,449

$169,846	$5,448	$(133,560)	$(924,635)	$(30,334)	$(165,699)	$2,544
241,751	(4,943)	456,542	15,435,713	39,782	822,369	(6,307)
28,626	—	815,894	5,887,423	48,661	1,010,080	—
(435,301)	17,467	697,717	5,426,002	(114,271)	2,708,195	(93,766)

4,922	17,972	1,836,593	25,824,503	(56,162)	4,374,945	(97,529)

54,095	1,290	81,781	291,327	9,675	90,586	750
(66,125)	(13,310)	(534,782)	(21,476,308)	(64,775)	(1,203,022)	(44,378)
(976,704)	—	(165,356)	(405,824)	(232,925)	(192,527)	(99,259)
(61,900)	(15,438)	(797,633)	(3,660,697)	(63,344)	(887,197)	(14,407)
—	—	—	(4,377)	—	(193)	—
26,656	—	338	(900,989)	5,766	(48,261)	3,741

(1,023,978)	(27,458)	(1,415,652)	(26,156,868)	(345,603)	(2,240,614)	(153,553)

—	—	—	—	—	—	—

(1,019,056)	(9,486)	420,941	(332,365)	(401,765)	2,134,331	(251,082)
2,951,842	533,414	11,592,973	67,172,349	5,106,191	11,797,539	973,449

$1,932,786	$523,928	$12,013,914	$66,839,984	$4,704,426	$13,931,870	$722,367

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Western Asset Core Plus VIT Class II	Merger Fund VL

	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(496,817)	$(7,598)
Net realized gain/(loss) from sale of investments	2,198,921	11,921
Reinvested realized gain distributions	—	112,447
Net change in unrealized appreciation/(depreciation) of investments	2,374,130	2,358

Net increase/(decrease) resulting from operations	4,076,234	119,128

2019 Contract Transactions
Contract purchase payments	99,011	10,034
Transfers between investment divisions, net	(44,919,925)	21,544
Transfers on account of death	(300,867)	(42,254)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,131,123)	(113,409)
Contract fees	(2,054)	—
Transfers–rider fees and other	(517,782)	—

Net increase/(decrease) from contract transactions	(46,772,740)	(124,085)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(42,696,506)	(4,957)
Net Assets at December 31, 2018	42,696,506	2,512,773

Net Assets at December 31, 2019	$—	$2,507,816

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(31,895)
Net realized gain/(loss) from sale of investments	—	31,987
Reinvested realized gain distributions	—	5,765
Net change in unrealized appreciation/(depreciation) of investments	—	126,727

Net increase/(decrease) resulting from operations	—	132,584

2020 Contract Transactions
Contract purchase payments	—	10,104
Transfers between investment divisions, net	—	(46,145)
Transfers on account of death	—	(308,486)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(54,437)
Contract fees	—	—
Transfers–rider fees and other	—	2,331

Net increase/(decrease) from contract transactions	—	(396,633)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	(264,049)
Net Assets at December 31, 2019	—	2,507,816

Net Assets at December 31, 2020	$—	$2,243,767

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-54

Investment Options
Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$8,391	$(10,366)	$(116,293)	$(12,038)	$243	$(15,553)	$12,402
4,028	(27,030)	5,513	11,623	89	(23,841)	(72,658)
—	—	406,178	260,688	1,555	—	402,608
18,353	95,384	1,727,493	350,902	9,332	142,014	541,988

30,772	57,988	2,022,891	611,175	11,219	102,620	884,340

4,460	25,259	168,152	111,071	2,891	235	109,954
(34,372)	(42,508)	(61,583)	52,258	20,856	28,089	(8,720)
(68,782)	(35,829)	(313,948)	(93,399)	(14,280)	(65,336)	(155,845)
(78,067)	(82,778)	(264,179)	(138,906)	—	(81,993)	(181,427)
—	—	—	—	—	—	—
405	39	2,135	2,695	—	12,769	—

(176,356)	(135,817)	(469,423)	(66,281)	9,467	(106,236)	(236,038)

—	—	—	—	—	—	—

(145,584)	(77,829)	1,553,468	544,894	20,686	(3,616)	648,302
840,919	1,486,589	7,707,850	3,431,051	39,129	1,058,821	3,443,118

$695,335	$1,408,760	$9,261,318	$3,975,945	$59,815	$1,055,205	$4,091,420

$(521)	$(5,886)	$(128,979)	$(825)	$325	$(7,188)	$(5,937)
4,912	(23,401)	150,011	45,391	(961)	(19,240)	(301,800)
—	—	626,478	58,511	1,038	—	66,284
34,677	70,331	1,782,366	345,321	(1,445)	193,039	109,719

39,068	41,044	2,429,876	448,398	(1,043)	166,611	(131,734)

4,970	8,012	55,100	43,119	1,614	75	1,785
(86,006)	(8,145)	(208,374)	(239,932)	661	(14,623)	(46,246)
—	(13,762)	(165,015)	(92,546)	—	(20,395)	(76,813)
(25,353)	(59,467)	(216,947)	(109,379)	(9,666)	(36,282)	(506,609)
—	—	—	—	—	—	—
5	(2)	587	13,937	(10)	1,721	—

(106,384)	(73,364)	(534,649)	(384,801)	(7,401)	(69,504)	(627,883)

—	—	—	—	—	—	—

(67,316)	(32,320)	1,895,227	63,597	(8,444)	97,107	(759,617)
695,335	1,408,760	9,261,318	3,975,945	59,815	1,055,205	4,091,420

$628,019	$1,376,440	$11,156,545	$4,039,542	$51,371	$1,152,312	$3,331,803

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4

	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$15,315	$12,602
Net realized gain/(loss) from sale of investments	2,034	443
Reinvested realized gain distributions	92,718	—
Net change in unrealized appreciation/(depreciation) of investments	215,932	5,952

Net increase/(decrease) resulting from operations	325,999	18,997

2019 Contract Transactions
Contract purchase payments	321,479	37,497
Transfers between investment divisions, net	(88,908)	589,109
Transfers on account of death	(14,752)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(27,363)	(14,931)
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	190,456	611,675

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	516,455	630,672
Net Assets at December 31, 2018	1,594,552	171,133

Net Assets at December 31, 2019	$2,111,007	$801,805

2020 Increase/(Decrease) from Operations
Net investment income/(expense)	$9,822	$9,754
Net realized gain/(loss) from sale of investments	7,806	12,776
Reinvested realized gain distributions	9,429	12,193
Net change in unrealized appreciation/(depreciation) of investments	181,708	45,195

Net increase/(decrease) resulting from operations	208,765	79,918

2020 Contract Transactions
Contract purchase payments	74,649	20,150
Transfers between investment divisions, net	(21,532)	372,808
Transfers on account of death	(14,791)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(70,257)	(27,876)
Contract fees	—	—
Transfers–rider fees and other	2,261	1,226

Net increase/(decrease) from contract transactions	(29,670)	366,308

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	179,095	446,226
Net Assets at December 31, 2019	2,111,007	801,805

Net Assets at December 31, 2020	$2,290,102	$1,248,031

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-56

Investment Options
American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020	1/1/2019 to 12/31/2020

$(2,210)	$1,465	$(5,516)	$3,030	$3,962
5,382	(136)	(458)	7,427	802
29,379	13,429	96,761	83,829	—
114,742	52,781	133,525	83,691	17,005

147,293	67,539	224,312	177,977	21,769

70,151	32,535	85,921	315,230	99,122
100,820	29,814	13,503	95,082	251,307
(46,225)	—	(16,420)	(64,820)	—
(6,180)	(6,083)	(20,397)	(13,319)	(19,903)
—	—	—	—	—
—	—	—	—	—

118,566	56,266	62,607	332,173	330,526

—	—	—	—	—

265,859	123,805	286,919	510,150	352,295
337,335	211,086	726,672	595,100	223,644

$603,194	$334,891	$1,013,591	$1,105,250	$575,939

$(6,985)	$715	$(14,404)	$(2,680)	$10,928
34,259	(8,560)	102,844	(36,948)	67,078
18,415	10,586	30,510	35,330	50,463
101,243	68,324	480,004	191,992	1,057

146,932	71,065	598,954	187,694	129,526

92,126	202,347	223,976	100,567	102,792
(104,299)	152,723	390,346	28,385	1,325,257
—	—	(75,296)	(181,033)	—
(7,233)	(12,086)	(244,873)	(45,165)	(57,452)
—	—	—	—	—
1,835	—	515	24,114	1,077

(17,571)	342,984	294,668	(73,132)	1,371,674

—	—	—	—	—

129,361	414,049	893,622	114,562	1,501,200
603,194	334,891	1,013,591	1,105,250	575,939

$732,555	$748,940	$1,907,213	$1,219,812	$2,077,139

B-57

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2020)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The ninety-nine investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series
(formerly Victory S&P 500 Index VIP Series)

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class Class B

BlackRock Global Allocation V.I. Fund Class III

BlackRock Advantage Large Cap Core V.I. Fund Class III

BlackRock Advantage Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio — Small Cap Value Fund Class 2

Columbia Variable Portfolio — Small Company Growth Fund Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS® New Discovery Series Service Class

MFS® VIT II Income Portfolio Series Service Class
(formerly MFS® Strategic Income Portfolio Service Class)

MFS® Total Return Series Service Class

MFS® Technology Portfolio Service Class

MFS® VIT II International Intrinsic Value Fund

MFS® Blended Research Core Equity Portfolio Service Class

Invesco Oppenheimer International Growth Fund

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO VIT Balanced Allocation Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Adviser Class

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

B-58

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Ivy VIP Global Bond Fund Class II

Ivy VIP High Income Fund Class II

Putnam VT Equity Income Fund Class IB

Putnam VT Multi Asset Absolute Return Class IB

Putnam VT Small Cap Value Fund Class IB

Putnam VT Multi-Cap Core Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Listed Private Equity Portfolio Class III)

DWS Alternative Asset Allocation VIP Class B

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Global Technology & Innovation
Service Shares (formerly Janus Henderson Global Technology Portfolio Service Shares)

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

VanEck VIP Global Hard Assets Service Class

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series Bond Fund Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Global Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund Class 4 American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S Government/ AAA-Rated Securities Fund Class 4

Below funds were liquidated and no longer available as an investment option under this contract:

Value Line VIP Equity Advantage Fund (July 15, 2020)

Invesco V.I. Government Securities Fund Series II (October 18, 2019)

Invesco V.I. Mid Cap Core Equity Fund Series II (October 18, 2019)

AB VPS Large Cap Growth Portfolio Class B (October 18, 2019)

AB VPS Real Estate Investment Portfolio Class B (April 24, 2019)

BlackRock Capital Appreciation V.I. Fund Class III (October 18, 2019)

Columbia Variable Portfolio - Asset Allocation Fund Class 2 (April 24, 2020)

CTIVPSM - AQR Managed Futures Strategy Fund Class 2 (April 24, 2020)

Fidelity VIP Contrafund Portfolio Service Class 2 (October 18, 2019)

Franklin U.S. Government Securities VIP Fund Class 2 (October 18, 2019)

Franklin Rising Dividends VIP Fund Class 2 (October 18, 2019)

MFS Utilities Series Service Class (October 18, 2019)

Invesco Oppenheimer Main St Small Cap Fund (October 18, 2019)

Invesco Oppenheimer Global Strategy Income Fund (October 18, 2019)

PIMCO Total Return Portfolio Advisor Class (October 18, 2019)

Western Asset Core Plus VIT Portfolio Class II (October 18, 2019)

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-59

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2020, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2020, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2020, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $7,165,989,374.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2020, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-60

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2020, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.5% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-61

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$45,102,403	$76,412,687
Guardian Diversified Research VIP Fund	3,136,330	38,190,064
Guardian Growth & Income VIP Fund	22,260,269	16,825,014
Guardian Integrated Research VIP Fund	53,166	1,544,032
Guardian International Growth VIP Fund	808,831	35,129,005
Guardian International Value VIP Fund	18,116,243	25,042,316
Guardian Large Cap Disciplined Growth VIP Fund	779,430	161,403,275
Guardian Large Cap Disciplined Value VIP Fund	23,627,784	19,500,365
Guardian Large Cap Fundamental Growth VIP Fund	918,411	99,282,429
Guardian Mid Cap Relative Value VIP Fund	27,633,929	30,366,402
Guardian Mid Cap Traditional Growth VIP Fund	6,608,479	23,463,343
Guardian U.S. Government Securities VIP Fund	47,012,971	67,478,265
Guardian Total Return Bond VIP Fund	46,551,088	70,658,113
Guardian Global Utilities VIP Fund	5,841,597	10,636,621
Guardian Multi-Sector Bond VIP Fund	40,170,197	62,986,425
Guardian Small Cap Core VIP Fund	51,279,545	44,032,454
Victory RS Large Cap Alpha VIP Series	61,917,157	32,831,292
Victory 500 Index VIP Series (formerly Victory S&P 500 Index VIP Series)	9,291,260	7,507,313
Victory High Yield VIP Series	1,557,915	1,882,697
Victory INCORE Low Duration Bond VIP Series	44,412,376	54,516,716
Victory RS Small Cap Growth Equity VIP Series	2,805,025	4,528,411
Victory RS International VIP Series	3,601,675	4,088,880
Victory Sophus Emerging Markets VIP Series	618,640	2,242,970
Victory INCORE Investment Quality Bond VIP Series	70,182,874	98,601,919
Gabelli Capital Asset Fund	324,127	888,026
Value Line Centurion Fund	129,355	607,416
Value Line Strategic Asset Management Trust	589,206	804,812
Value Line VIP Equity Advantage Fund	194,063	1,808,142
Invesco V.I. Value Opportunities Fund Series II	31,383	24,349
Invesco V.I. Global Real Estate Fund Series II	66,119	33,726
Invesco V.I. Balanced-Risk Allocation Fund Series II	1,102,852	1,202,829
AB VPS Growth and Income Portfolio Class B	37,370,358	18,791,237
AB VPS Global Thematic Growth Portfolio Class B	93,742	127,886
AB VPS Dynamic Asset Allocation Portfolio Class B	118,204	355,759
BlackRock Global Allocation V.I. Fund Class III	376,716	1,066,782
BlackRock Advantage Large Cap Core V.I. Fund Class III	32,864,941	56,850,201
BlackRock Advantage Large Cap Value V.I. Fund Class III	367,148	499,268
Columbia Variable Portfolio – Asset Allocation Fund Class 2	1,255,129	1,893,063
Columbia Variable Portfolio – Small Cap Value Fund Class 2	22,260,671	15,503,584
Columbia Variable Portfolio – Small Company Growth Fund Class 2	688,018	51,980
CTIVPSM – AQR Managed Futures Strategy Fund Class 2	1,981	47,768
Davis Financial Portfolio	105,493	254,345
Davis Real Estate Portfolio	66,337	309,502
Davis Value Portfolio	2,807,657	5,865,609
Fidelity VIP Balanced Portfolio Service Class 2	250,112	877,167
Fidelity VIP Equity-Income Portfolio Service Class 2	1,403,064	1,938,301
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	7,712,953	10,694,290
Fidelity VIP Mid Cap Portfolio Service Class 2	17,403,888	43,313,459
Fidelity VIP Overseas Portfolio Service Class 2	10,893	45,872
Fidelity VIP Government Money Market Portfolio Service Class 2	18,034,051	13,444,256
Fidelity VIP Growth Opportunities Portfolio Service Class 2	3,225,114	6,475,163
Templeton Global Bond VIP Fund Class 2	809,110	1,478,239

B-62

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

	Purchases	Sales
Templeton Growth VIP Fund Class 2	$172,103	$344,364
Templeton Foreign VIP Fund Class 2	34,749,584	17,994,658
Franklin Income VIP Fund Class 2	350,385	743,326
Franklin Mutual Shares VIP Fund Class 2	179,169	317,460
Franklin Small Cap Value VIP Fund Class 2	19,274,052	12,853,151
Franklin Growth & Income VIP Fund Class 2	7,540,459	4,825,570
MFS New Discovery Series Service Class	4,386,131	14,142,644
MFS VIT II Income Portfolio Series Service Class (formerly MFS VIT II Strategic Income Portfolio Service Class)	27,026	181,905
MFS Total Return Series Service Class	242,824	1,573,014
MFS Technology Portfolio Service Class	197,730	11,300,730
MFS VIT II International Intrinsic Value Fund	284,904	920,585
MFS Blended Research Core Equity Portfolio Service Class	4,556,378	7,080,696
Invesco Oppenheimer International Growth Fund	148,462	691,731
PIMCO Low Duration Portfolio Advisor Class	72,492	193,278
PIMCO Real Return Portfolio Advisor Class	125,321	118,014
PIMCO VIT Balanced Allocation Portfolio Advisor Class	97,975	142,689
PIMCO Dynamic Bond Portfolio Adviser Class	207,992	302,869
Pioneer Mid Cap Value VCT Portfolio Class II	28,646,632	21,386,746
Pioneer Bond VCT Portfolio Class II	7,764,129	9,840,861
American Century VP Mid Cap Value Fund Class II	797,647	2,386,245
American Century VP Inflation Protection Fund Class II	1,647,261	1,364,354
Ivy VIP Global Bond Fund Class II	489,950	700,986
Ivy Funds VIP High Income Fund Class II	996,353	967,642
Putnam VT Equity Income Fund Class IB	19,374,742	12,823,783
Putnam VT Multi Asset Absolute Return Class IB	43,403	114,361
Putnam VT Small Cap Value Fund Class IB	983,846	1,027,255
Putnam VT Multi Cap Core Fund Class IB	10,373,273	21,147,734
ALPS/Alerian Energy Infrastructure Portfolio Class III	108,187	199,621
ALPS/Red Rocks Global Opportunity Portfolio Class III (formerly ALPS/Red Rocks Listed Private Equity Portfolio Class III)	284,121	1,109,231
DWS Alternative Asset Allocation VIP Class B	14,447	35,784
Janus Henderson Enterprise Portfolio Service Shares	913,903	1,648,854
Janus Henderson Global Technology & Innovation Service Shares (formerly Janus Henderson Global Technology Portfolio Service Shares)	6,903,665	28,108,083
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	258,197	586,116
ClearBridge Variable Small Cap Growth Portfolio Class II	1,305,160	2,703,695
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	22,136	173,524
The Merger Fund VL	77,718	500,585
Guggenheim VT Multi-Hedge Strategies Fund	13,417	119,355
Guggenheim VT Long Short Equity Fund	75,998	154,661
T. Rowe Price Health Sciences Portfolio II	954,631	992,802
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	289,249	616,274
Morgan Stanley VIF Global Infrastucture Portfolio Class II	13,036	18,451
VanEck VIP Global Hard Assets Service Class	16,139	91,038
Virtus Duff & Phelps Real Estate Securities Series	186,946	755,400
American Funds Insurance Series Asset Allocation Fund Class 4	533,232	543,768
American Funds Insurance Series Bond Fund Class 4	563,168	174,210
American Funds Insurance Series Global Growth Fund Class 4	369,984	376,111
American Funds Insurance Series Global Growth and Income Fund Class 4	433,843	79,485
American Funds Insurance Series Growth Fund Class 4	821,944	510,144
American Funds Insurance Series Growth and Income Fund Class 4	789,037	828,784
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	2,789,436	1,356,268

Total	$845,418,098	$1,361,572,932

B-63

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2020 and 2019, contract fees amounted to $521,223 and $572,412, respectively, and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

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(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), 0.40% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

•	For I Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .35%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .45%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .50%.

There were no sales of I Share contracts during 2020.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2020 and 2019, these rider fees amounted to $91,695,161 and $95,409,922, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital

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December 31, 2020 (continued)

pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Core Plus Fixed Income VIP Fund

• Guardian Diversified Research VIP Fund

• Guardian Growth & Income VIP Fund

• Guardian Integrated Research VIP Fund

• Guardian International Growth VIP Fund

• Guardian International Value VIP Fund

• Guardian Large Cap Disciplined Growth VIP Fund

• Guardian Large Cap Disciplined Value VIP Fund

• Guardian Large Cap Fundamental Growth VIP Fund

• Guardian Mid Cap Relative Value VIP Fund

• Guardian Mid Cap Traditional Growth VIP Fund

• Guardian U.S. Government Securities VIP Fund

• Guardian Total Return Bond VIP Fund

• Guardian Global Utilities VIP Fund

• Guardian Multi-Sector Bond VIP Fund

• Guardian Small Cap Core VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, , PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Ivy Investment Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2020 and 2019, contingent deferred sales charges were $1,665,649 and $2,780,611.

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December 31, 2020 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2020 and 2019, were as follows:

	2020			2019
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Core Plus Fixed Income VIP Fund	504,676	3,143,623	(2,638,947)	760,297	3,583,696	(2,823,399)
Guardian Diversified Research VIP Fund	14,005	2,280,115	(2,266,110)	895,702	1,801,714	(906,012)
Guardian Growth & Income VIP Fund	1,929,348	1,143,240	786,108	278,498	1,389,619	(1,111,121)
Guardian Integrated Research VIP Fund	1,065	94,352	(93,287)	12,986	45,865	(32,879)
Guardian International Growth VIP Fund	53,756	2,599,077	(2,545,321)	29,805	2,117,236	(2,087,431)
Guardian International Value VIP Fund	1,612,181	1,768,382	(156,201)	132,137	2,862,415	(2,730,278)
Guardian Large Cap Disciplined Growth VIP Fund	66,177	9,908,843	(9,842,666)	31,088,745	2,704,317	28,384,428
Guardian Large Cap Disciplined Value VIP Fund	2,217,246	1,418,120	799,126	573,587	1,490,424	(916,837)
Guardian Large Cap Fundamental Growth VIP Fund	51,227	6,282,937	(6,231,710)	7,987,723	2,712,011	5,275,712
Guardian Mid Cap Relative Value VIP Fund	2,034,462	1,550,573	483,889	54,501	2,937,602	(2,883,101)
Guardian Mid Cap Traditional Growth VIP Fund	21,150	894,324	(873,174)	19,959	1,440,951	(1,420,992)
Guardian U.S. Government Securities VIP Fund	921,017	2,528,551	(1,607,534)	27,766,699	856,350	26,910,349
Guardian Total Return Bond VIP Fund	682,726	2,691,423	(2,008,697)	34,632,909	916,020	33,716,889
Guardian Global Utilities VIP Fund	481,327	768,133	(286,806)	8,583,292	254,640	8,328,652
Guardian Multi-Sector Bond VIP Fund	892,760	2,828,909	(1,936,149)	31,911,758	933,033	30,978,725
Guardian Small Cap Core VIP Fund	4,601,005	2,452,711	2,148,294	28,682,830	714,684	27,968,146
Victory RS Large Cap Alpha VIP Series	1,363,504	962,643	400,861	21,900	2,127,113	(2,105,213)
Victory 500 Index VIP Series (formerly Victory S&P 500 Index VIP Series)	10,431	195,388	(184,957)	15,516	825,018	(809,502)
Victory High Yield VIP Series	21,501	65,318	(43,817)	16,789	100,191	(83,402)
Victory INCORE Low Duration Bond VIP Series	949,359	2,167,931	(1,218,572)	1,715,052	3,125,183	(1,410,131)
Victory RS Small Cap Growth Equity VIP Series	1,167	106,005	(104,838)	3,835	106,036	(102,201)
Victory RS International VIP Series	92,796	168,910	(76,114)	8,642	335,420	(326,778)
Victory Sophus Emerging Markets VIP Series	15,020	120,580	(105,560)	14,367	127,811	(113,444)
Victory INCORE Investment Quality Bond VIP Series	521,923	3,144,759	(2,622,836)	735,784	4,875,578	(4,139,794)
Gabelli Capital Asset Fund	4,973	35,833	(30,860)	2,168	43,727	(41,559)
Value Line Centurion Fund	31	23,209	(23,178)	5,346	10,602	(5,256)
Value Line Strategic Asset Management Trust	7,570	23,659	(16,089)	2,483	39,806	(37,323)
Value Line VIP Equity Advantage Fund	5,316	188,112	(182,796)	23,150	33,293	(10,143)
Invesco V.I. Value Opportunities Fund Series II	1,107	1,680	(573)	653	20,921	(20,268)
Invesco V.I. Global Real Estate Fund Series II	1,460	817	643	1,583	9,233	(7,650)
Invesco V.I. Government Securities Fund Series II	53	53	—	393	144,406	(144,013)
Invesco V.I. Mid Cap Core Equity Fund Series II	—	—	—	13	13	—
Invesco V.I. Core Equity Fund Series II	—	—	—	43	43	—

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December 31, 2020 (continued)

	2020			2019
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Invesco V.I. International Growth Fund Series II	—	—	—	25	25	—
Invesco V.I. Small Cap Equity Fund Series II	—	—	—	5,609	3,375,958	(3,370,349)
Invesco V.I. Comstock Fund Series II	—	—	—	43	43	—
Invesco V.I. American Value Fund Series II	—	—	—	13	13	—
Invesco V.I. Balanced-Risk Allocation Fund Series II	43,043	114,404	(71,361)	31,449	102,127	(70,678)
AB VPS Growth and Income Portfolio Class B	2,031,185	1,274,022	757,163	94,536	2,044,844	(1,950,308)
AB VPS Large Cap Growth Portfolio Class B	—	—	—	101	64,527	(64,426)
AB VPS Global Thematic Growth Portfolio Class B	198	6,267	(6,069)	643	16,145	(15,502)
AB VPS Real Estate Investment Portfolio Class B	23	23	—	566	102,132	(101,566)
AB VPS Dynamic Asset Allocation Portfolio Class B	2,847	22,109	(19,262)	4,182	17,634	(13,452)
BlackRock Capital Appreciation V.I. Fund Class III	317	317	—	5,480	5,028,730	(5,023,250)
BlackRock Global Allocation V.I. Fund Class III	10,352	57,557	(47,205)	7,319	93,593	(86,274)
BlackRock Advantage Large Cap Core V.I. Fund Class III	30,018	1,482,185	(1,452,167)	16,877	1,418,890	(1,402,013)
BlackRock Advantage Large Cap Value V.I. Fund Class III	2,946	10,809	(7,863)	541	14,847	(14,306)
Columbia Variable Portfolio — Asset Allocation Fund Class 2	80	43,329	(43,249)	21,002	5,503	15,499
Columbia Variable Portfolio — Small Cap Value Fund Class 2	700,868	427,550	273,318	516,524	513,266	3,258
Columbia Variable Portfolio — Small Company Growth Fund Class 2	11,518	676	10,842	1,759	4,710	(2,951)
CTIVPSM — AQR Managed Futures Strategy Fund Class 2	—	4,960	(4,960)	143	—	143
Davis Financial Portfolio	629	11,547	(10,918)	1,664	16,481	(14,817)
Davis Real Estate Portfolio	727	15,337	(14,610)	2,131	12,812	(10,681)
Davis Value Portfolio	5,287	158,103	(152,816)	4,666	366,616	(361,950)
Fidelity VIP Balanced Portfolio Service Class 2	8,501	34,937	(26,436)	3,896	32,789	(28,893)
Fidelity VIP Contrafund Portfolio Service Class 2	273	273	—	25,818	16,072,417	(16,046,599)
Fidelity VIP Equity-Income Portfolio Service Class 2	29,051	79,104	(50,053)	1,892	141,477	(139,585)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	120,992	333,694	(212,702)	134,407	638,319	(503,912)
Fidelity VIP Mid Cap Portfolio Service Class 2	38,376	669,572	(631,196)	391,586	965,673	(574,087)
Fidelity VIP Overseas Portfolio Service Class 2	411	1,833	(1,422)	161	4,246	(4,085)
Fidelity VIP Government Money Market Portfolio Service Class 2	1,279,840	792,589	487,251	670,872	620,065	50,807
Fidelity VIP Growth Opportunities Portfolio Service Class 2	32,669	190,388	(157,719)	65,639	131,111	(65,472)
Templeton Global Bond VIP Fund Class 2	27,288	110,742	(83,454)	41,042	93,316	(52,274)
Templeton Growth VIP Fund Class 2	6,727	19,596	(12,869)	8,082	26,271	(18,189)
Templeton Foreign VIP Fund Class 2	2,299,052	1,163,959	1,135,093	1,214,609	1,271,917	(57,308)
Franklin Income VIP Fund Class 2	3,244	27,463	(24,219)	15,678	45,651	(29,973)
Franklin Mutual Shares VIP Fund Class 2	6,106	16,831	(10,725)	162	19,452	(19,290)

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December 31, 2020 (continued)

	2020			2019
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Franklin U.S. Government Securities VIP Fund Class 2	919	919	—	46,511	28,110,584	(28,064,073)
Franklin Rising Dividends VIP Fund Class 2	—	—	—	182	438,816	(438,634)
Franklin Small Cap Value VIP Fund Class 2	327,432	224,904	102,528	10,977	389,763	(378,786)
Franklin Growth & Income VIP Fund Class 2	46,214	291,029	(244,815)	97,166	223,306	(126,140)
MFS Total Return Bond Series Service Class	—	—	—	7	7	—
MFS New Discovery Series Service Class	3,284	308,085	(304,801)	2,571	188,413	(185,842)
MFS VIT II Income Portfolio Series Service Class (formerly MFS VIT II Strategic Income Portfolio Service Class)	1,360	11,404	(10,044)	1,806	1,014	792
MFS Total Return Series Service Class	1,159	76,567	(75,408)	1,238	74,765	(73,527)
MFS Utilities Series Service Class	103	103	—	4,998	4,207,239	(4,202,241)
MFS Technology Portfolio Service Class	3,295	392,843	(389,548)	2,559	222,376	(219,817)
MFS VIT II International Intrinsic Value Fund	5,394	49,309	(43,915)	21,128	56,303	(35,175)
MFS Blended Research Core Equity Portfolio Service Class	8,991	344,230	(335,239)	9,906	220,350	(210,444)
Invesco Oppenheimer International Growth Fund	5,440	49,795	(44,355)	9,629	62,374	(52,745)
Invesco Oppenheimer Main St Small Cap Fund	143	143	—	13,981	8,601,209	(8,587,228)
Invesco Oppenheimer Global Strategy Income Fund	551	551	—	39,163	24,543,065	(24,503,902)
PIMCO Low Duration Portfolio Advisor Class	5,247	16,110	(10,863)	3,221	20,624	(17,403)
PIMCO Real Return Portfolio Advisor Class	7,294	6,846	448	240	53,856	(53,616)
PIMCO Total Return Portfolio Advisor Class	836	836	—	43,962	23,872,421	(23,828,459)
PIMCO VIT Balanced Allocation Portfolio Advisor Class	1,667	11,361	(9,694)	915	8,364	(7,449)
PIMCO Dynamic Bond Portfolio Adviser Class	3,473	15,014	(11,541)	23,680	27,435	(3,755)
Pioneer Equity Income VCT Portfolio Class II	—	—	—	12	12	—
Pioneer Mid Cap Value VCT Portfolio Class II	758,482	546,952	211,530	10,335	960,959	(950,624)
Pioneer Bond VCT Portfolio Class II	121,355	407,469	(286,114)	159,792	446,191	(286,399)
American Century VP Mid Cap Value Fund Class II	28,279	135,725	(107,446)	41,869	98,829	(56,960)
American Century VP Inflation Protection Fund Class II	127,411	103,606	23,805	141,734	137,583	4,151
Ivy VIP Mid Cap Growth Fund Class II	—	—	—	10	10	—
Ivy VIP Global Bond Fund Class II	26,273	55,008	(28,735)	23,219	88,368	(65,149)
Ivy Funds VIP High Income Fund Class II	35,254	64,741	(29,487)	23,280	86,967	(63,687)
Putnam VT Equity Income Fund Class IB	325,318	343,531	(18,213)	8,544	479,358	(470,814)
Putnam VT Multi Asset Absolute Return Class IB	1,951	7,439	(5,488)	369	31,056	(30,687)
Putnam VT Small Cap Value Fund Class IB	76,542	57,044	19,498	47,361	48,480	(1,119)
Putnam VT Multi Cap Core Fund Class IB	18,886	938,441	(919,555)	18,650	866,302	(847,652)
ALPS/Alerian Energy Infrastructure Portfolio Class III	9,398	24,629	(15,231)	6,215	32,449	(26,234)
ALPS/Red Rocks Global Opportunity Portfolio (formerly ALPS/Red Rocks Listed Private Equity Portfolio Class III)	7,481	85,299	(77,818)	329	5,606	(5,277)
DWS Alternative Asset Allocation VIP Class B	247	2,976	(2,729)	2,293	1,690	603
Janus Henderson Enterprise Portfolio Service Shares	4,457	62,430	(57,973)	6,497	51,147	(44,650)
Janus Henderson Global Technology & Innovation Service Shares (formerly Janus Henderson Global Technology Portfolio Service Shares)	17,001	985,496	(968,495)	28,615	758,759	(730,144)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	7,391	33,670	(26,279)	1,720	94,186	(92,466)

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December 31, 2020 (continued)

	2020			2019
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
ClearBridge Variable Small Cap Growth Portfolio Class II	6,614	117,384	(110,770)	14,835	51,057	(36,222)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2,226	16,440	(14,214)	5,753	11,441	(5,688)
Western Asset Core Plus VIT Portfolio Class II	—	—	—	9,457	4,294,263	(4,284,806)
The Merger Fund VL	5,297	39,860	(34,563)	6,984	18,203	(11,219)
Guggenheim VT Multi-Hedge Strategies Fund	471	10,662	(10,191)	494	18,009	(17,515)
Guggenheim VT Long Short Equity Fund	2,088	9,290	(7,202)	4,029	16,815	(12,786)
T. Rowe Price Health Sciences Portfolio II	8,401	28,966	(20,565)	13,421	34,418	(20,997)
T. Rowe Price Blue Chip Growth Portfolio II	—	—	—	15	15	—
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	9,822	44,101	(34,279)	19,223	25,531	(6,308)
Morgan Stanley VIF Global Infrastucture Portfolio Class II	1,007	1,588	(581)	2,131	1,287	844
VanEck VIP Global Hard Assets Service Class	5,648	17,180	(11,532)	9,234	26,878	(17,644)
Virtus Duff & Phelps Real Estate Securities Series	8,841	50,911	(42,070)	12,597	27,436	(14,839)
American Funds Insurance Series Asset Allocation Fund Class 4	21,474	25,399	(3,925)	34,505	18,130	16,375
American Funds Insurance Series Bond Fund Class 4	40,255	7,075	33,180	59,262	1,407	57,855
American Funds Insurance Series Global Growth Fund Class 4	7,618	10,068	(2,450)	15,073	4,175	10,898
American Funds Insurance Series Global Growth and Income Fund Class 4	29,071	1,939	27,132	5,159	537	4,622
American Funds Insurance Series Growth Fund Class 4	37,546	19,937	17,609	7,951	2,820	5,131
American Funds Insurance Series Growth and Income Fund Class 4	37,279	38,487	(1,208)	32,726	6,217	26,509
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4	142,063	10,952	131,111	35,663	1,944	33,719

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund(7)	2020	31,240,050	$10.54	to	$11.39	$340,810,858	0.75%	to	2.15%	0.00%	5.11%	6.61%
	2019	33,878,997	10.03	to	10.68	349,126,542	0.75%	to	2.15%	0.00%	6.02%	7.53%
	2018	36,702,396	9.46	to	9.93	354,268,431	0.75%	to	2.15%	0.00%	-3.41%	-2.03%
	2017	1,316,669	9.89	to	10.14	13,025,483	0.75%	to	1.40%	0.00%	1.39%	2.15%
	2016	559,350	9.68	to	9.68	5,416,882	1.40%	to	1.40%	0.00%	-3.16%	-3.16%

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December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Diversified Research VIP Fund(7)	2020	10,988,632	$14.20	to	$16.68	$177,998,600	0.75%	to	2.05%	0.00%	17.73%	19.29%
	2019	13,254,742	12.03	to	13.98	181,298,760	0.75%	to	2.20%	0.00%	30.94%	32.87%
	2018	14,160,754	10.52	to	11.26	147,547,492	0.75%	to	2.15%	0.00%	-8.41%	-7.11%
	2017	951,988	11.33	to	12.36	11,816,426	0.75%	to	1.75%	0.00%	13.26%	19.85%
	2016	479,041	10.32	to	10.32	4,944,302	1.40%	to	1.40%	0.00%	3.21%	3.21%
Guardian Growth & Income VIP Fund(7)	2020	15,258,282	$13.22	to	$13.61	$195,508,514	0.75%	to	2.15%	0.00%	-0.08%	1.35%
	2019	14,472,174	13.04	to	13.62	184,215,056	0.75%	to	2.15%	0.00%	21.31%	23.03%
	2018	15,583,295	10.60	to	11.23	161,971,017	0.75%	to	2.15%	0.00%	-10.06%	-8.78%
	2017	803,118	11.58	to	12.55	10,124,168	1.25%	to	1.75%	0.00%	15.80%	17.99%
	2016	384,989	10.64	to	10.65	4,100,017	1.40%	to	1.75%	0.00%	6.37%	6.50%
Guardian Integrated Research VIP Fund	2020	774,348	$15.36	to	$16.05	$12,426,914	0.75%	to	1.40%	0.00%	17.54%	18.32%
	2019	867,635	12.90	to	13.49	11,845,333	1.00%	to	1.75%	0.00%	24.86%	25.82%
	2018	900,514	10.25	to	10.81	9,811,115	1.00%	to	1.75%	0.00%	-9.91%	-9.22%
	2017	949,185	11.99	to	12.05	11,438,834	1.40%	to	1.75%	0.00%	17.82%	18.24%
	2016	457,855	10.19	to	10.19	4,666,394	1.40%	to	1.40%	0.00%	1.92%	1.92%
Guardian International Growth VIP Fund(7)	2020	9,846,237	$15.79	to	$15.82	$146,899,837	0.75%	to	2.15%	0.00%	25.41%	27.20%
	2019	12,391,558	12.44	to	12.59	146,461,154	0.75%	to	2.15%	0.00%	29.30%	31.14%
	2018	14,478,989	9.48	to	9.74	131,125,024	0.75%	to	2.15%	0.00%	-20.54%	-19.40%
	2017	267,290	11.77	to	12.38	3,304,887	0.75%	to	1.40%	0.00%	17.67%	29.25%
	2016	142,086	9.57	to	9.57	1,360,440	1.40%	to	1.40%	0.00%	-4.25%	-4.25%
Guardian International Value VIP Fund(7)	2020	21,255,669	$10.76	to	$12.60	$234,218,030	0.75%	to	2.05%	0.00%	6.09%	7.50%
	2019	21,411,870	10.14	to	11.72	220,907,878	0.75%	to	2.05%	0.00%	18.90%	20.47%
	2018	24,142,148	8.53	to	9.73	208,063,110	0.75%	to	2.05%	0.00%	-15.81%	-14.72%
	2017	944,332	11.55	to	11.58	10,935,409	0.75%	to	1.40%	0.00%	15.53%	20.82%
	2016	465,346	9.58	to	9.58	4,460,210	1.40%	to	1.40%	0.00%	-4.15%	-4.15%
Guardian Large Cap Disciplined Growth VIP Fund(7)	2020	26,921,956	$17.03	to	$21.44	$508,546,166	0.75%	to	2.30%	0.00%	33.28%	35.38%
	2019	36,764,622	12.78	to	15.84	516,634,343	0.75%	to	2.30%	0.00%	36.35%	38.49%
	2018	8,380,194	9.37	to	11.43	80,681,382	0.75%	to	2.30%	0.00%	-6.28%	-1.93%
	2017	648,938	11.66	to	12.38	8,063,356	0.75%	to	1.75%	0.00%	16.59%	26.38%
	2016	330,060	9.80	to	9.80	3,235,804	1.40%	to	1.40%	0.00%	-1.96%	-1.96%
Guardian Large Cap Disciplined Value VIP Fund(7)	2020	16,657,144	$10.65	to	$12.55	$223,350,584	0.75%	to	2.30%	0.00%	-1.12%	0.44%
	2019	15,858,018	10.77	to	12.50	213,065,582	0.75%	to	2.30%	0.00%	20.58%	22.48%
	2018	16,774,855	8.93	to	10.20	185,228,046	0.75%	to	2.30%	0.00%	-11.56%	-10.68%
	2017	1,207,126	11.54	to	12.55	15,217,733	0.75%	to	1.75%	0.00%	15.37%	17.12%
	2016	585,788	10.73	to	10.73	6,285,119	1.40%	to	1.40%	0.00%	7.29%	7.29%
Guardian Large Cap Fundamental Growth VIP Fund(7)	2020	18,871,595	$15.56	to	$19.28	$332,806,258	0.75%	to	2.30%	0.00%	27.73%	29.74%
	2019	25,103,305	12.18	to	14.86	343,357,602	0.75%	to	2.30%	0.00%	28.88%	30.91%
	2018	19,827,593	9.45	to	11.35	217,344,265	0.75%	to	2.30%	0.00%	-5.49%	-2.54%
	2017	924,474	12.50	to	12.50	11,558,418	1.40%	to	1.40%	0.00%	23.28%	23.28%
	2016	461,315	10.14	to	10.14	4,678,701	1.40%	to	1.40%	0.00%	1.42%	1.42%
Guardian Mid Cap Relative Value VIP Fund(7)	2020	18,550,779	$12.64	to	$13.04	$243,631,122	0.75%	to	2.15%	0.00%	0.59%	2.03%
	2019	18,066,890	12.39	to	12.96	234,166,081	0.75%	to	2.15%	0.00%	32.60%	34.49%
	2018	20,949,991	9.21	to	9.77	203,219,079	0.75%	to	2.15%	0.00%	-16.31%	-15.12%
	2017	838,435	10.85	to	11.80	9,890,226	0.75%	to	1.40%	0.00%	8.50%	9.64%
	2016	381,374	10.76	to	10.76	4,103,278	1.40%	to	1.40%	0.00%	7.59%	7.59%
Guardian Mid Cap Traditional Growth VIP Fund(7)	2020	6,986,906	$18.01	to	$18.13	$130,506,853	0.75%	to	2.15%	0.00%	16.59%	18.25%
	2019	7,860,080	15.23	to	15.55	125,025,700	0.75%	to	2.15%	0.00%	33.27%	35.17%
	2018	9,281,072	11.27	to	11.67	110,005,227	0.75%	to	2.15%	0.00%	-5.61%	-4.26%
	2017	644,565	11.77	to	12.42	8,039,810	0.75%	to	1.75%	0.00%	17.71%	25.10%
	2016	329,233	9.94	to	9.94	3,273,578	1.40%	to	1.40%	0.00%	-0.57%	-0.57%
Guardian U.S. Government Securities VIP Fund(6)(8)	2020	25,302,815	$10.26	to	$10.36	$261,804,864	1.30%	to	2.15%	0.00%	3.04%	3.93%
	2019	26,910,349	9.95	to	9.97	268,275,329	1.30%	to	2.15%	0.00%	-0.46%	-0.28%
Guardian Total Return Bond VIP Fund(6)(8)	2020	31,708,192	$10.40	to	$10.53	$333,440,382	1.30%	to	2.30%	0.00%	4.23%	5.29%
	2019	33,716,889	9.98	to	10.00	337,151,636	1.30%	to	2.30%	0.00%	-0.19%	0.02%
Guardian Global Utilities VIP Fund(6)(8)	2020	8,041,846	$10.42	to	$10.53	$84,549,982	1.30%	to	2.15%	0.00%	1.95%	2.83%
	2019	8,328,652	10.22	to	10.24	85,271,657	1.30%	to	2.15%	0.00%	2.23%	2.41%

B-71

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Multi-Sector Bond VIP Fund(6)(8)	2020	29,042,576	$10.46	to	$10.57	$306,494,777	1.30%	to	2.15%	0.00%	4.78%		5.68%
	2019	30,978,725	9.98	to	10.00	309,760,798	1.30%	to	2.15%	0.00%	-0.16%		0.02%
Guardian Small Cap Core VIP Fund(6)(8)	2020	30,116,440	$11.08	to	$11.22	$337,361,526	1.30%	to	2.30%	0.00%	0.08%		1.09%
	2019	27,968,146	11.08	to	11.10	310,329,452	1.30%	to	2.30%	0.00%	10.75%		10.99%
Victory RS Large Cap Alpha VIP Series	2020	10,614,129	$25.98	to	$33.14	$341,970,683	1.30%	to	2.20%	1.41%	-2.63%	to	-1.74%
	2019	10,213,268	26.68	to	33.72	334,760,340	1.30%	to	2.20%	0.99%	28.29%	to	29.46%
	2018	12,318,481	20.80	to	26.05	312,371,399	1.30%	to	2.20%	0.04%	-10.99%	to	-10.18%
	2017	14,101,382	23.37	to	29.00	398,463,936	1.30%	to	2.20%	1.05%	16.07%	to	17.12%
	2016	16,036,012	20.13	to	24.76	387,125,627	1.30%	to	2.20%	1.15%	6.64%	to	7.61%
Victory 500 Index VIP Series (formerly Victory S&P 500 Index VIP Series)	2020	888,758	$27.74	to	$49.09	$31,442,396	1.30%	to	2.15%	1.96%	17.55%	to	18.57%
	2019	1,073,715	23.60	to	41.40	32,047,720	1.30%	to	2.15%	1.40%	28.24%	to	29.34%
	2018	1,883,217	18.40	to	32.01	48,948,376	1.30%	to	2.15%	0.13%	-6.69%	to	-5.89%
	2017	2,129,660	19.72	to	34.01	58,248,841	1.30%	to	2.15%	1.77%	19.00%	to	20.02%
	2016	2,388,636	16.58	to	28.34	53,999,860	1.30%	to	2.15%	2.01%	9.35%	to	10.29%
Victory High Yield VIP Series	2020	456,232	$16.61	to	$24.68	$10,057,339	1.30%	to	2.30%	6.98%	5.45%	to	6.52%
	2019	500,049	15.76	to	23.17	10,331,113	1.30%	to	2.30%	6.92%	13.24%	to	14.39%
	2018	583,451	13.91	to	20.26	10,609,703	1.30%	to	2.30%	0.50%	-2.00%	to	-1.01%
	2017	714,576	14.20	to	20.46	13,202,214	1.30%	to	2.30%	5.73%	7.43%	to	8.52%
	2016	796,767	13.22	to	18.86	13,644,037	1.30%	to	2.30%	6.25%	12.79%	to	13.94%
Victory INCORE Low Duration Bond VIP Series	2020	21,759,702	$9.73	to	$11.48	$237,176,433	1.30%	to	2.15%	2.54%	2.09%	to	2.97%
	2019	22,978,274	9.53	to	11.15	243,605,101	1.30%	to	2.15%	1.91%	1.57%	to	2.44%
	2018	24,388,405	9.39	to	10.88	253,037,803	1.30%	to	2.15%	0.48%	-1.15%	to	-0.30%
	2017	26,829,837	9.50	to	10.91	279,934,119	1.30%	to	2.15%	1.43%	-0.54%	to	0.32%
	2016	25,055,415	9.55	to	10.88	261,229,982	1.30%	to	2.15%	1.33%	-0.15%	to	0.71%
Victory RS Small Cap Growth Equity VIP Series	2020	368,478	$36.13	to	$74.39	$18,111,132	1.30%	to	2.15%	0.00%	35.09%	to	36.26%
	2019	473,316	35.86	to	54.59	17,109,467	1.30%	to	2.20%	0.00%	35.75%	to	36.98%
	2018	575,517	26.42	to	39.86	15,443,378	1.30%	to	2.20%	0.00%	-10.26%	to	-9.45%
	2017	674,893	29.44	to	44.01	20,143,305	1.30%	to	2.20%	0.00%	35.17%	to	36.40%
	2016	785,048	21.78	to	32.27	17,416,131	1.30%	to	2.20%	0.00%	-0.79%	to	0.12%
Victory RS International VIP Series	2020	1,301,473	$17.70	to	$27.71	$29,802,226	1.30%	to	2.30%	2.74%	3.80%	to	4.85%
	2019	1,377,587	17.05	to	26.43	30,128,564	1.30%	to	2.30%	2.13%	19.98%	to	21.19%
	2018	1,704,365	14.21	to	21.81	30,862,541	1.30%	to	2.30%	0.83%	-12.71%	to	-11.82%
	2017	1,921,155	16.28	to	24.73	39,527,481	1.30%	to	2.30%	1.82%	22.81%	to	24.05%
	2016	2,522,292	13.26	to	19.94	41,941,521	1.30%	to	2.30%	2.09%	-0.73%	to	0.27%
Victory Sophus Emerging Markets VIP Series	2020	471,801	$13.40	to	$30.39	$10,409,689	1.30%	to	2.30%	1.95%	13.50%	to	14.65%
	2019	577,361	11.81	to	26.50	10,860,662	1.30%	to	2.30%	1.04%	20.31%	to	21.53%
	2018	690,805	9.82	to	21.81	10,727,822	1.30%	to	2.30%	0.79%	-20.82%	to	-20.02%
	2017	820,393	12.40	to	27.27	16,280,945	1.30%	to	2.30%	0.86%	39.61%	to	41.02%
	2016	928,128	8.88	to	19.34	13,376,279	1.30%	to	2.30%	0.88%	9.01%	to	10.12%
Victory INCORE Investment Quality Bond VIP Series	2020	29,583,637	$14.34	to	$15.23	$415,651,583	1.30%	to	2.20%	2.96%	5.97%	to	6.93%
	2019	32,206,473	13.53	to	14.25	423,721,122	1.30%	to	2.20%	2.71%	5.36%	to	6.32%
	2018	36,346,267	12.84	to	13.40	451,614,135	1.30%	to	2.20%	0.60%	-2.59%	to	-1.71%
	2017	39,532,152	13.19	to	13.63	503,046,738	1.30%	to	2.20%	2.34%	1.87%	to	2.80%
	2016	38,373,474	12.94	to	13.26	478,971,336	1.30%	to	2.20%	2.37%	1.26%	to	2.18%
Gabelli Capital Asset Fund	2020	141,451	$25.70	to	$27.98	$3,899,876	1.45%	to	1.95%	0.16%	4.27%	to	4.80%
	2019	172,311	24.65	to	26.70	4,530,840	1.45%	to	1.95%	0.32%	17.19%	to	17.78%
	2018	213,870	21.03	to	22.67	4,785,392	1.45%	to	1.95%	0.31%	-12.81%	to	-12.38%
	2017	268,343	24.13	to	25.87	6,834,346	1.45%	to	1.95%	0.26%	18.15%	to	18.74%
	2016	312,374	20.42	to	21.79	6,711,672	1.45%	to	1.95%	0.57%	12.03%	to	12.59%
Value Line Centurion Fund	2020	21,112	$26.58	to	$28.94	$597,862	1.45%	to	1.95%	0.08%	15.26%	to	15.84%
	2019	44,290	23.06	to	24.98	1,090,607	1.45%	to	1.95%	0.06%	30.48%	to	31.14%
	2018	49,546	17.67	to	19.05	932,120	1.45%	to	1.95%	0.23%	-1.72%	to	-1.23%
	2017	50,385	17.98	to	19.28	960,633	1.45%	to	1.95%	0.20%	17.39%	to	17.98%
	2016	68,666	15.32	to	16.35	1,111,968	1.45%	to	1.95%	0.20%	4.78%	to	5.31%

B-72

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Value Line Strategic Asset Management Trust	2020	132,428	$27.90	to	$37.37	$4,508,647	1.30%	to	2.05%	0.50%	15.57%	to	16.44%
	2019	148,517	24.14	to	32.09	4,331,699	1.30%	to	2.05%	0.64%	25.03%	to	25.98%
	2018	185,840	19.31	to	25.47	4,329,635	1.30%	to	2.05%	0.73%	-1.94%	to	-1.20%
	2017	213,969	19.69	to	25.78	5,055,781	1.30%	to	2.05%	0.51%	14.50%	to	15.37%
	2016	318,979	17.20	to	22.35	6,535,139	1.30%	to	2.05%	0.59%	3.35%	to	4.14%
Value Line VIP Equity Advantage Fund(10)	2020	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2019	182,796	11.93	to	11.94	2,257,378	0.75%	to	2.00%	4.09%	22.71%	to	24.28%
	2018	192,939	9.60	to	9.73	1,925,789	0.75%	to	2.00%	5.84%	-14.77%	to	-13.68%
	2017	213,372	11.12	to	11.41	2,483,319	0.75%	to	2.00%	0.36%	11.24%	to	19.53%
	2016	187,544	9.55	to	9.74	1,814,782	1.00%	to	2.00%	0.72%	7.08%	to	8.18%
Invesco V.I. American Franchise Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	398,252	16.92	to	18.14	7,210,017	1.45%	to	1.95%	0.00%	24.56%	to	25.19%
	2016	484,791	13.58	to	14.49	7,012,281	1.45%	to	1.95%	0.00%	0.03%	to	0.53%
Invesco V.I. Value Opportunities Fund Series II	2020	27,243	$15.60	to	$16.98	$461,209	1.45%	to	1.95%	0.09%	3.28%	to	3.80%
	2019	27,816	15.10	to	16.36	453,776	1.45%	to	1.95%	0.00%	27.60%	to	28.24%
	2018	48,084	11.84	to	12.76	611,183	1.45%	to	1.95%	0.00%	-20.92%	to	-20.52%
	2017	52,843	14.97	to	16.05	845,508	1.45%	to	1.95%	0.01%	14.95%	to	15.53%
	2016	68,710	13.02	to	13.89	950,740	1.45%	to	1.95%	0.08%	15.63%	to	16.21%
Invesco V.I. Global Real Estate Fund Series II	2020	11,722	$22.54	to	$24.23	$278,500	1.30%	to	1.90%	4.50%	-14.23%	to	-13.70%
	2019	11,079	26.28	to	28.08	303,812	1.30%	to	1.90%	3.28%	20.32%	to	21.05%
	2018	18,729	21.84	to	23.20	384,971	1.30%	to	1.90%	3.54%	-8.11%	to	-7.55%
	2017	21,238	23.77	to	25.09	486,375	1.30%	to	1.90%	3.08%	10.59%	to	11.26%
	2016	20,595	21.49	to	22.55	436,521	1.30%	to	1.90%	1.24%	-0.12%	to	0.49%
Invesco V.I. Government Securities Fund Series II(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	144,013	11.32	to	12.20	1,745,104	1.45%	to	1.95%	1.83%	-1.65%	to	-1.16%
	2017	180,462	11.51	to	12.35	2,214,646	1.45%	to	1.95%	1.81%	-0.26%	to	0.25%
	2016	227,378	11.59	to	12.32	2,785,304	1.45%	to	2.00%	1.77%	-1.01%	to	-0.47%
Invesco V.I. Mid Cap Core Equity Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,691,115	15.61	to	24.09	50,918,673	1.30%	to	2.15%	0.32%	12.20%	to	13.16%
	2016	2,920,339	13.91	to	21.29	48,899,244	1.30%	to	2.15%	0.00%	10.73%	to	11.69%
Invesco V.I. Core Equity Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,604,300	15.62	to	24.74	164,209,542	1.30%	to	2.15%	0.80%	10.46%	to	11.41%
	2016	8,939,484	14.14	to	22.20	153,354,945	1.30%	to	2.15%	0.49%	7.66%	to	8.59%
Invesco V.I. International Growth Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,775,578	12.70	to	14.29	148,523,457	1.30%	to	2.15%	1.23%	20.10%	to	21.13%
	2016	11,708,833	10.49	to	11.90	133,399,097	1.30%	to	2.15%	1.19%	-2.83%	to	-1.99%
Invesco V.I. Small Cap Equity Fund Series II(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	3,370,349	12.76	to	13.41	45,168,211	1.30%	to	2.15%	0.00%	-17.09%	to	-16.37%
	2017	3,612,080	15.26	to	16.18	57,939,614	1.30%	to	2.15%	0.00%	11.29%	to	12.25%
	2016	4,050,278	13.59	to	14.54	57,955,912	1.30%	to	2.15%	0.00%	9.44%	to	10.38%
Invesco V.I. Comstock Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	9,535,455	18.67	to	19.04	183,256,075	1.30%	to	2.15%	1.96%	15.06%	to	16.05%
	2016	10,998,390	16.09	to	16.55	182,372,579	1.30%	to	2.15%	1.32%	14.47%	to	15.46%

B-73

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. American Value Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,488,059	15.90	to	32.45	51,929,306	1.30%	to	2.15%	0.60%	7.33%	to	8.26%
	2016	2,654,731	14.81	to	29.98	51,252,976	1.30%	to	2.15%	0.12%	12.74%	to	13.72%
Invesco V.I. Growth and Income Fund Series II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	230,155	22.63	to	24.27	5,522,757	1.45%	to	1.95%	1.23%	11.82%	to	12.38%
	2016	286,572	20.24	to	21.60	6,115,377	1.45%	to	1.95%	0.87%	17.10%	to	17.69%
Invesco V.I. Balanced-Risk Allocation Fund Series II	2020	493,441	$12.30	to	$13.07	$6,801,331	0.75%	to	2.05%	7.86%	7.73%	to	9.16%
	2019	564,802	11.26	to	12.13	7,150,215	0.75%	to	2.05%	0.00%	12.53%	to	14.02%
	2018	635,480	9.88	to	10.78	7,122,712	0.75%	to	2.05%	1.31%	-8.62%	to	-7.41%
	2017	715,898	11.80	to	12.38	8,725,813	1.00%	to	2.05%	3.81%	7.58%	to	8.73%
	2016	745,572	10.97	to	11.39	8,389,561	1.00%	to	2.05%	0.22%	9.22%	to	10.40%
Alger Capital Appreciation Portfolio Class S(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	80,270	26.35	to	39.55	2,912,381	1.30%	to	2.30%	0.00%	27.75%	to	29.04%
	2016	96,948	20.62	to	30.65	2,718,811	1.30%	to	2.30%	0.00%	-2.08%	to	-1.09%
AB VPS Growth and Income Portfolio Class B	2020	14,962,532	$13.95	to	$14.45	$215,542,781	1.30%	to	2.05%	1.33%	0.37%	to	1.14%
	2019	14,205,369	13.90	to	14.29	202,706,894	1.30%	to	2.05%	1.03%	21.09%	to	22.00%
	2018	16,155,677	11.48	to	11.71	189,226,726	1.30%	to	2.05%	0.73%	-7.77%	to	-7.07%
	2017	19,068,107	12.44	to	12.60	240,584,384	1.30%	to	2.05%	1.25%	16.17%	to	17.06%
	2016	21,355,202	10.71	to	10.77	230,569,121	1.30%	to	2.05%	1.23%	7.11%	to	7.68%
AB VPS Large Cap Growth Portfolio Class B(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	64,426	24.64	to	26.55	1,697,983	1.45%	to	1.95%	0.00%	0.34%	to	0.84%
	2017	71,326	24.55	to	26.33	1,864,389	1.45%	to	1.95%	0.00%	29.12%	to	29.76%
	2016	83,781	19.02	to	20.29	1,689,323	1.45%	to	1.95%	0.00%	0.36%	to	0.87%
AB VPS Global Thematic Growth Portfolio Class B	2020	45,570	$22.24	to	$24.21	$1,084,489	1.45%	to	1.95%	0.45%	36.37%	to	37.06%
	2019	51,639	16.31	to	17.66	898,841	1.45%	to	1.95%	0.16%	27.26%	to	27.90%
	2018	67,141	12.81	to	13.81	917,497	1.45%	to	1.95%	0.00%	-11.73%	to	-11.29%
	2017	80,177	14.52	to	15.57	1,237,959	1.45%	to	1.95%	0.29%	33.65%	to	34.32%
	2016	81,676	10.86	to	11.59	939,393	1.45%	to	1.95%	0.00%	-2.81%	to	-2.32%
AB VPS Real Estate Investment Portfolio Class B(5)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	101,566	24.52	to	27.43	2,745,841	1.45%	to	2.20%	1.65%	-6.54%	to	-5.83%
	2017	113,851	26.23	to	29.13	3,279,963	1.45%	to	2.20%	1.56%	4.04%	to	4.83%
	2016	134,365	25.21	to	27.79	3,697,048	1.45%	to	2.20%	1.37%	5.03%	to	5.82%
AB VPS Value Portfolio Class B(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	53,522	15.97	to	17.12	906,047	1.45%	to	1.95%	1.06%	11.09%	to	11.65%
	2016	69,152	14.37	to	15.34	1,048,382	1.45%	to	1.95%	1.41%	9.12%	to	9.67%
AB VPS Dynamic Asset Allocation Portfolio Class B	2020	206,378	$12.63	to	$13.63	$2,775,106	1.00%	to	2.00%	1.49%	2.76%	to	3.81%
	2019	225,640	12.29	to	13.13	2,931,067	1.00%	to	2.00%	1.82%	12.94%	to	14.09%
	2018	239,092	10.88	to	11.51	2,729,300	1.00%	to	2.00%	1.65%	-9.20%	to	-8.27%
	2017	278,901	11.99	to	12.55	3,468,700	1.00%	to	2.00%	1.82%	12.04%	to	13.18%
	2016	270,725	10.70	to	11.09	2,984,193	1.00%	to	2.00%	0.61%	1.29%	to	2.33%

B-74

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
BlackRock Capital Appreciation V.I. Fund Class III(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	5,023,250	17.02	to	18.39	91,700,901	1.30%	to	2.30%	0.00%	-0.21%	to	0.80%
	2017	10,608,158	17.06	to	18.25	201,264,461	1.30%	to	2.30%	0.00%	29.90%	to	31.22%
	2016	12,399,053	13.13	to	13.91	179,514,680	1.30%	to	2.30%	0.00%	-2.43%	to	-1.44%
BlackRock Global Allocation V.I. Fund Class III	2020	146,591	$17.17	to	$22.55	$2,706,441	1.30%	to	2.30%	1.08%	17.94%	to	19.14%
	2019	193,796	14.56	to	18.93	3,062,314	1.30%	to	2.30%	1.00%	15.06%	to	16.22%
	2018	280,070	12.65	to	16.29	3,958,721	1.30%	to	2.30%	0.82%	-9.69%	to	-8.78%
	2017	309,888	14.01	to	17.86	4,888,928	1.30%	to	2.30%	1.25%	11.11%	to	12.23%
	2016	331,196	12.61	to	15.91	4,649,136	1.30%	to	2.30%	1.23%	1.42%	to	2.45%
BlackRock Advantage Large Cap Core V.I. Fund Class III	2020	8,298,329	$26.15	to	$40.22	$303,481,955	1.30%	to	2.15%	0.85%	16.93%	to	17.94%
	2019	9,750,496	22.36	to	34.10	302,788,237	1.30%	to	2.15%	1.08%	25.81%	to	26.89%
	2018	11,152,509	17.78	to	26.88	273,771,072	1.30%	to	2.15%	1.15%	-7.53%	to	-6.74%
	2017	12,842,509	19.22	to	28.82	339,125,500	1.30%	to	2.15%	1.01%	19.35%	to	20.38%
	2016	14,833,618	16.11	to	23.94	326,172,418	1.30%	to	2.15%	0.98%	7.89%	to	8.82%
BlackRock Advantage Large Cap Value V.I. Fund Class III	2020	42,768	$24.76	to	$28.71	$1,184,126	1.30%	to	2.05%	1.46%	1.30%	to	2.07%
	2019	50,631	24.44	to	28.13	1,383,082	1.30%	to	2.05%	2.01%	22.06%	to	22.98%
	2018	64,937	20.02	to	22.87	1,440,918	1.30%	to	2.05%	2.56%	-10.33%	to	-9.65%
	2017	45,589	22.33	to	25.32	1,134,715	1.30%	to	2.05%	1.16%	14.47%	to	15.34%
	2016	58,806	19.51	to	21.95	1,265,083	1.30%	to	2.05%	0.91%	10.86%	to	11.70%
Columbia Variable Portfolio — Asset Allocation Fund Class 2(11)	2020	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2019	43,249	18.88	to	26.02	1,080,067	1.30%	to	2.30%	1.62%	18.10%	to	19.30%
	2018	27,750	15.99	to	21.81	584,957	1.30%	to	2.30%	1.22%	-6.98%	to	-6.04%
	2017	29,170	17.19	to	23.21	656,284	1.30%	to	2.30%	1.77%	12.73%	to	13.87%
	2016	62,691	15.25	to	20.39	1,232,005	1.30%	to	2.30%	1.95%	2.65%	to	3.69%
Columbia Variable Portfolio — Small Cap Value Fund Class 2	2020	4,702,977	$19.14	to	$33.82	$123,724,319	1.30%	to	2.15%	0.36%	6.26%	to	7.18%
	2019	4,429,659	18.01	to	31.55	109,020,300	1.30%	to	2.15%	0.26%	18.39%	to	19.41%
	2018	4,426,401	15.21	to	26.42	91,841,812	1.30%	to	2.15%	0.17%	-19.92%	to	-19.23%
	2017	4,650,876	19.00	to	32.71	120,381,383	1.30%	to	2.15%	0.33%	11.54%	to	12.50%
	2016	5,581,792	17.03	to	29.08	129,019,664	1.30%	to	2.15%	0.39%	29.89%	to	31.01%
Columbia Variable Portfolio — Small Company Growth Fund Class 2	2020	21,232	$54.61	to	$74.32	$1,516,286	1.30%	to	1.70%	0.00%	67.77%	to	68.45%
	2019	10,390	32.55	to	44.12	441,050	1.30%	to	1.70%	0.00%	38.01%	to	38.57%
	2018	13,341	23.59	to	31.84	396,647	1.30%	to	1.70%	0.00%	-3.66%	to	-3.27%
	2017	13,926	24.48	to	32.92	428,179	1.30%	to	1.70%	0.00%	26.65%	to	27.16%
	2016	14,172	19.33	to	25.89	344,188	1.30%	to	1.70%	0.00%	10.62%	to	11.07%
Columbia Variable Portfolio — Large Cap Growth Fund Class 2(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	6,514	20.89	to	29.34	185,343	1.30%	to	2.05%	0.00%	25.23%	to	26.18%
	2016	3,458	16.68	to	23.25	77,577	1.30%	to	2.05%	0.00%	-3.43%	to	-2.70%
CTIVPSM — Loomis Sayles Growth Fund(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	14,861	24.87	to	33.85	488,475	1.30%	to	2.30%	0.00%	29.65%	to	30.96%
	2016	20,315	19.18	to	25.85	510,846	1.30%	to	2.30%	0.18%	3.03%	to	4.08%
CTIVPSM — AQR Managed Futures Strategy Fund Class 2(11)	2020	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2019	4,960	9.02	to	9.17	44,977	0.75%	to	1.35%	0.00%	-0.94%	to	-0.33%
	2018	4,817	9.10	to	9.20	44,006	0.75%	to	1.35%	0.00%	-9.00%	to	-8.44%
	2017	4,760	10.00	to	10.04	47,677	0.75%	to	1.35%	0.41%	0.02%	to	0.45%

B-75

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Davis Financial Portfolio	2020	50,539	$23.38	to	$37.27	$1,260,108	1.30%	to	2.05%	1.44%	-7.92%	to	-7.21%
	2019	61,457	25.39	to	40.17	1,655,749	1.30%	to	2.05%	1.43%	23.29%	to	24.22%
	2018	76,274	20.59	to	32.33	1,641,189	1.30%	to	2.05%	1.14%	-12.50%	to	-11.83%
	2017	93,277	23.53	to	36.67	2,262,770	1.30%	to	2.05%	0.68%	18.94%	to	19.84%
	2016	104,808	19.79	to	30.60	2,186,638	1.30%	to	2.05%	0.97%	11.91%	to	12.76%
Davis Real Estate Portfolio	2020	93,478	$18.09	to	$19.57	$1,810,378	1.45%	to	1.95%	1.97%	-9.87%	to	-9.42%
	2019	108,088	20.07	to	21.61	2,309,092	1.45%	to	1.95%	0.97%	23.30%	to	23.92%
	2018	118,769	16.28	to	17.44	2,050,512	1.45%	to	1.95%	2.65%	-6.66%	to	-6.20%
	2017	143,331	17.44	to	18.59	2,643,141	1.45%	to	1.95%	1.20%	6.15%	to	6.68%
	2016	171,191	16.33	to	17.42	2,960,880	1.45%	to	2.00%	1.69%	7.51%	to	8.10%
Davis Value Portfolio	2020	1,226,299	$23.08	to	$24.98	$30,551,512	1.45%	to	1.95%	0.69%	9.55%	to	10.10%
	2019	1,379,115	21.07	to	22.69	31,215,218	1.45%	to	1.95%	1.47%	28.62%	to	29.27%
	2018	1,741,065	16.38	to	17.55	30,492,447	1.45%	to	1.95%	0.83%	-15.28%	to	-14.86%
	2017	2,039,520	19.22	to	20.61	41,947,687	1.45%	to	2.00%	0.69%	20.19%	to	20.85%
	2016	2,668,605	15.99	to	17.06	45,421,382	1.45%	to	2.00%	1.21%	9.65%	to	10.26%
Wells Fargo VT International Equity Fund Class 2(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	12,245,392	16.02	to	19.77	239,564,120	1.30%	to	2.05%	2.80%	21.80%	to	22.72%
	2016	13,970,422	13.15	to	16.11	222,963,956	1.30%	to	2.05%	2.83%	1.18%	to	1.95%
Fidelity VIP Balanced Portfolio Service Class 2	2020	84,588	$25.58	to	$29.05	$2,428,657	1.45%	to	2.20%	1.25%	19.45%	to	20.35%
	2019	111,024	21.41	to	24.14	2,647,106	1.45%	to	2.20%	1.47%	21.40%	to	22.32%
	2018	139,917	17.64	to	19.73	2,732,304	1.45%	to	2.20%	1.22%	-6.53%	to	-5.83%
	2017	161,691	18.87	to	20.95	3,353,128	1.45%	to	2.20%	1.23%	13.58%	to	14.43%
	2016	203,741	16.61	to	18.31	3,698,752	1.45%	to	2.20%	1.16%	4.63%	to	5.42%
Fidelity VIP Contrafund Portfolio Service Class 2(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	16,046,599	16.92	to	30.71	381,064,087	1.30%	to	2.15%	0.43%	-8.64%	to	-7.85%
	2017	21,272,654	24.96	to	33.33	557,251,134	1.30%	to	2.20%	0.76%	18.93%	to	20.01%
	2016	24,709,054	20.99	to	27.77	542,510,489	1.30%	to	2.20%	0.63%	5.37%	to	6.33%
Fidelity VIP Equity-Income Portfolio Service Class 2	2020	509,152	$21.07	to	$23.93	$12,133,964	1.45%	to	2.20%	1.63%	4.11%	to	4.89%
	2019	559,205	20.24	to	22.81	12,687,216	1.45%	to	2.20%	1.73%	24.33%	to	25.26%
	2018	698,790	16.28	to	18.21	12,649,871	1.45%	to	2.20%	1.96%	-10.54%	to	-9.86%
	2017	832,875	18.19	to	20.20	16,734,061	1.45%	to	2.20%	1.40%	10.19%	to	11.02%
	2016	1,037,579	16.51	to	18.20	18,795,287	1.45%	to	2.20%	1.99%	15.13%	to	16.00%
Fidelity VIP Growth Portfolio Service Class 2(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	91,497	23.54	to	24.09	2,167,487	1.45%	to	2.00%	0.09%	32.13%	to	32.86%
	2016	115,370	17.72	to	18.24	2,055,499	1.45%	to	2.00%	0.00%	-1.46%	to	-0.91%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2020	2,652,690	$12.27	to	$15.71	$42,059,532	1.30%	to	2.05%	2.02%	6.93%	to	7.74%
	2019	2,865,392	11.47	to	14.59	42,213,070	1.30%	to	2.05%	2.40%	7.17%	to	7.98%
	2018	3,369,304	10.71	to	13.51	46,031,567	1.30%	to	2.05%	2.12%	-2.81%	to	-2.08%
	2017	4,008,034	11.02	to	13.79	56,050,082	1.30%	to	2.05%	2.06%	1.87%	to	2.64%
	2016	4,625,402	10.81	to	13.44	63,108,654	1.30%	to	2.05%	2.15%	2.34%	to	3.12%
Fidelity VIP Mid Cap Portfolio Service Class 2	2020	5,453,494	$24.05	to	$39.25	$208,508,664	1.30%	to	2.30%	0.39%	15.16%	to	16.33%
	2019	6,084,690	20.89	to	33.74	200,151,281	1.30%	to	2.30%	0.67%	20.35%	to	21.57%
	2018	6,658,777	17.35	to	27.76	180,027,326	1.30%	to	2.30%	0.40%	-16.72%	to	-15.88%
	2017	7,665,447	20.84	to	32.99	246,082,177	1.30%	to	2.30%	0.48%	17.78%	to	18.97%
	2016	9,046,689	17.69	to	27.73	244,330,617	1.30%	to	2.30%	0.31%	9.36%	to	10.46%
Fidelity VIP Overseas Portfolio Service Class 2	2020	12,821	$19.25	to	$26.25	$322,694	1.30%	to	2.30%	0.22%	12.69%	to	13.83%
	2019	14,243	17.08	to	23.06	314,550	1.30%	to	2.30%	1.38%	24.58%	to	25.84%
	2018	18,328	13.71	to	18.32	316,121	1.30%	to	2.30%	1.34%	-17.00%	to	-16.16%
	2017	16,392	16.52	to	21.86	348,487	1.30%	to	2.30%	1.21%	27.01%	to	28.30%
	2016	15,065	13.01	to	17.04	250,441	1.30%	to	2.30%	1.25%	-7.44%	to	-6.50%

B-76

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Government Money Market Portfolio Service Class 2 (4)(10)	2020	2,577,277	$9.10	to	$10.09	$24,711,576	0.75%	to	2.30%	0.22%	-2.07%	to	-0.52%
	2019	2,090,026	9.29	to	10.15	20,209,819	0.75%	to	2.30%	1.74%	-0.58%	to	0.99%
	2018	2,039,219	9.35	to	10.05	19,655,965	0.75%	to	2.30%	1.39%	-0.94%	to	0.62%
	2017	1,999,557	9.43	to	9.75	19,277,326	1.00%	to	2.30%	0.42%	-1.89%	to	-0.59%
	2016	2,170,573	9.62	to	9.81	21,145,923	1.00%	to	2.30%	0.01%	-2.29%	to	-1.00%
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2020	1,051,459	$30.77	to	$42.74	$46,433,648	0.75%	to	2.05%	0.00%	64.78%	to	66.97%
	2019	1,209,178	18.43	to	25.94	32,099,101	0.75%	to	2.05%	0.00%	37.62%	to	39.44%
	2018	1,274,650	13.22	to	18.85	24,714,206	0.75%	to	2.05%	0.09%	9.91%	to	11.37%
	2017	1,404,057	11.87	to	17.15	24,705,010	0.75%	to	2.05%	0.10%	18.67%	to	31.43%
	2016	1,308,017	13.05	to	13.55	17,526,834	1.00%	to	2.05%	0.05%	-1.99%	to	-0.94%
Templeton Global Bond VIP Fund Class 2	2020	399,606	$10.10	to	$13.36	$4,406,401	1.30%	to	2.30%	8.63%	-7.45%	to	-6.52%
	2019	483,060	10.91	to	14.29	5,815,317	1.30%	to	2.30%	7.17%	-0.32%	to	0.69%
	2018	535,334	10.94	to	14.19	6,434,908	1.30%	to	2.30%	0.00%	-0.39%	to	0.61%
	2017	635,313	10.99	to	14.11	7,734,568	1.30%	to	2.30%	0.00%	-0.41%	to	0.60%
	2016	684,498	11.03	to	14.02	8,327,040	1.30%	to	2.30%	0.00%	0.58%	to	1.60%
Templeton Growth VIP Fund Class 2	2020	134,303	$16.06	to	$24.14	$2,444,839	1.30%	to	1.95%	2.94%	3.74%	to	4.42%
	2019	147,172	15.48	to	23.12	2,559,105	1.30%	to	1.95%	2.75%	12.92%	to	13.66%
	2018	165,361	13.71	to	20.34	2,528,938	1.30%	to	1.95%	1.99%	-16.50%	to	-15.96%
	2017	198,888	18.14	to	24.21	3,618,606	1.30%	to	2.05%	1.62%	16.08%	to	16.96%
	2016	244,707	15.63	to	20.70	3,820,715	1.30%	to	2.05%	2.07%	7.37%	to	8.19%
Templeton Foreign VIP Fund Class 2	2020	13,730,410	$10.67	to	$14.82	$199,127,784	1.30%	to	2.15%	3.47%	-3.28%	to	-2.45%
	2019	12,595,317	10.94	to	15.32	187,079,321	1.30%	to	2.15%	1.72%	10.12%	to	11.07%
	2018	12,652,625	9.85	to	13.91	168,965,423	1.30%	to	2.15%	2.62%	-17.25%	to	-16.54%
	2017	12,483,219	11.80	to	16.81	198,896,670	1.30%	to	2.15%	2.57%	14.19%	to	15.18%
	2016	13,144,477	10.25	to	14.72	181,492,038	1.30%	to	2.15%	2.10%	2.48%	to	4.87%
Franklin Income VIP Fund Class 2	2020	154,628	$15.84	to	$23.99	$3,465,494	1.30%	to	2.30%	5.94%	-1.62%	to	-0.62%
	2019	178,847	16.10	to	24.14	4,060,517	1.30%	to	2.30%	5.47%	13.40%	to	14.55%
	2018	208,820	14.20	to	21.07	4,110,618	1.30%	to	2.30%	4.86%	-6.49%	to	-5.55%
	2017	250,912	15.18	to	22.31	5,296,219	1.30%	to	2.30%	4.19%	7.16%	to	8.25%
	2016	263,735	14.17	to	20.61	5,140,165	1.30%	to	2.30%	4.96%	11.41%	to	12.54%
Franklin Mutual Shares VIP Fund Class 2	2020	66,882	$23.24	to	$24.98	$1,531,121	1.30%	to	1.90%	2.72%	-6.85%	to	-6.28%
	2019	77,607	19.84	to	26.65	1,879,570	1.30%	to	2.05%	1.81%	20.07%	to	20.98%
	2018	96,897	16.52	to	22.03	1,915,931	1.30%	to	2.05%	2.21%	-10.92%	to	-10.25%
	2017	131,204	18.55	to	24.55	2,869,430	1.30%	to	2.05%	2.17%	6.13%	to	6.94%
	2016	144,990	17.48	to	22.95	2,991,445	1.30%	to	2.05%	2.04%	13.68%	to	14.55%
Franklin U.S. Government Securities VIP Fund Class 2(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	28,064,073	9.09	to	10.67	283,748,345	1.30%	to	2.15%	2.72%	-1.81%	to	-0.97%
	2017	29,965,989	9.25	to	10.78	306,740,962	1.30%	to	2.15%	2.64%	-0.83%	to	0.02%
	2016	27,347,898	9.33	to	10.78	280,487,142	1.30%	to	2.15%	2.51%	-1.50%	to	-0.65%
Franklin Rising Dividends VIP Fund Class 2(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	438,634	20.58	to	23.03	9,968,777	1.45%	to	2.20%	1.30%	-7.15%	to	-6.45%
	2017	536,974	22.17	to	24.61	13,074,732	1.45%	to	2.20%	1.55%	17.92%	to	18.81%
	2016	672,352	18.80	to	20.72	13,802,551	1.45%	to	2.20%	1.40%	13.50%	to	14.36%
Franklin Small Cap Value VIP Fund Class 2	2020	2,292,574	$25.21	to	$38.42	$82,677,902	1.30%	to	2.30%	1.60%	2.77%	to	3.82%
	2019	2,190,046	24.53	to	37.01	75,928,230	1.30%	to	2.30%	1.06%	23.46%	to	24.71%
	2018	2,568,832	19.87	to	29.68	71,304,479	1.30%	to	2.30%	0.89%	-14.87%	to	-14.01%
	2017	2,879,588	23.34	to	34.51	92,590,745	1.30%	to	2.30%	0.52%	8.12%	to	9.21%
	2016	3,458,316	21.58	to	31.60	100,988,739	1.30%	to	2.30%	0.82%	27.20%	to	28.49%
Franklin Growth & Income VIP Fund Class 2	2020	1,552,672	$13.82	to	$17.33	$28,138,115	0.75%	to	2.05%	3.79%	3.35%	to	4.73%
	2019	1,797,487	13.20	to	16.77	31,197,465	0.75%	to	2.05%	2.29%	23.08%	to	24.72%
	2018	1,923,627	10.58	to	13.62	26,973,126	0.75%	to	2.05%	2.45%	-6.54%	to	-5.29%
	2017	2,092,783	11.18	to	14.57	31,257,378	0.75%	to	2.05%	5.94%	11.76%	to	13.48%
	2016	1,882,867	12.84	to	13.33	24,803,818	1.00%	to	2.05%	2.45%	9.33%	to	10.50%

B-77

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Total Return Bond Series Service Class(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,591,159	10.39	to	11.25	127,060,373	1.30%	to	2.15%	3.20%	1.95%	to	2.83%
	2016	10,175,051	10.19	to	10.94	108,764,774	1.30%	to	2.15%	3.35%	1.77%	to	2.65%
MFS Core Equity Portfolio Service Class(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,624	23.71	to	24.56	285,182	1.45%	to	1.70%	0.64%	22.39%	to	22.70%
	2016	14,966	19.06	to	20.01	299,221	1.45%	to	1.75%	0.49%	9.12%	to	9.45%
MFS Growth Series Service Class(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	55,351	26.33	to	36.95	1,762,325	1.30%	to	2.30%	0.00%	28.09%	to	29.38%
	2016	85,193	20.56	to	28.56	2,109,168	1.30%	to	2.30%	0.00%	-0.17%	to	0.85%
MFS Investors Trust Series Service Class(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	15,738	22.68	to	24.83	388,587	1.45%	to	1.75%	0.55%	20.88%	to	21.24%
	2016	17,163	18.76	to	20.48	349,597	1.45%	to	1.75%	0.52%	6.42%	to	6.74%
MFS New Discovery Series Service Class	2020	834,310	$52.42	to	$55.94	$46,277,392	1.40%	to	2.15%	0.00%	42.46%	to	43.54%
	2019	1,139,111	36.80	to	38.97	44,049,640	1.40%	to	2.15%	0.00%	38.25%	to	39.30%
	2018	1,324,953	26.62	to	27.98	36,773,638	1.40%	to	2.15%	0.00%	-3.82%	to	-3.09%
	2017	1,557,560	27.67	to	28.87	44,634,703	1.40%	to	2.15%	0.00%	23.63%	to	24.56%
	2016	1,806,592	22.39	to	23.18	41,578,565	1.40%	to	2.15%	0.00%	6.46%	to	7.27%
MFS VIT II Income Portfolio Series Service Class (formerly MFS VIT II Strategic Income Portfolio Service Class)	2020	20,726	$16.28	to	$17.72	$365,572	1.45%	to	1.95%	2.88%	6.99%	to	7.53%
	2019	30,770	15.21	to	16.48	492,740	1.45%	to	1.95%	3.37%	9.13%	to	9.68%
	2018	29,978	13.94	to	15.02	439,567	1.45%	to	1.95%	3.57%	-4.01%	to	-3.53%
	2017	31,079	14.52	to	15.57	476,676	1.45%	to	1.95%	4.12%	3.83%	to	4.35%
	2016	29,259	13.99	to	14.93	435,303	1.45%	to	1.95%	2.85%	5.90%	to	6.43%
MFS Total Return Series Service Class	2020	217,393	$20.23	to	$22.03	$4,713,512	1.45%	to	1.95%	2.04%	7.38%	to	7.92%
	2019	292,801	18.10	to	20.41	5,893,145	1.45%	to	2.20%	2.05%	17.49%	to	18.38%
	2018	366,328	15.41	to	17.24	6,234,134	1.45%	to	2.20%	1.96%	-7.93%	to	-7.24%
	2017	452,869	16.74	to	18.59	8,325,285	1.45%	to	2.20%	2.09%	9.58%	to	10.40%
	2016	606,454	15.27	to	16.83	10,104,489	1.45%	to	2.20%	2.63%	6.43%	to	7.23%
MFS Utilities Series Service Class(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	4,202,241	14.45	to	24.51	85,147,507	1.30%	to	2.15%	0.85%	-1.35%	to	-0.50%
	2017	4,611,636	14.65	to	24.63	94,372,063	1.30%	to	2.15%	4.04%	12.04%	to	13.01%
	2016	4,843,625	13.07	to	21.80	88,070,613	1.30%	to	2.15%	3.61%	8.85%	to	9.79%
MFS Value Series Service Class(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	43,433	23.45	to	30.11	1,218,829	1.30%	to	2.05%	1.73%	14.95%	to	15.82%
	2016	48,192	20.40	to	25.99	1,174,165	1.30%	to	2.05%	1.98%	11.45%	to	12.29%
MFS Technology Portfolio Service Class	2020	823,937	$31.85	to	$33.99	$27,849,250	1.40%	to	2.15%	0.00%	43.27%	to	44.36%
	2019	1,213,485	22.23	to	23.55	28,432,318	1.40%	to	2.15%	0.00%	32.97%	to	33.97%
	2018	1,433,302	16.72	to	17.58	25,074,384	1.40%	to	2.15%	0.00%	-0.65%	to	0.10%
	2017	1,674,060	16.83	to	17.56	29,268,260	1.40%	to	2.15%	0.00%	35.68%	to	36.71%
	2016	2,016,435	12.40	to	12.84	25,804,935	1.40%	to	2.15%	0.00%	6.06%	to	6.86%
MFS VIT II International Intrinsic Value Fund	2020	509,487	$15.54	to	$18.58	$9,981,920	0.75%	to	2.05%	0.80%	17.74%	to	19.30%
	2019	553,402	13.03	to	15.78	9,142,597	0.75%	to	2.05%	1.47%	23.08%	to	24.71%
	2018	588,577	10.45	to	12.82	7,826,875	0.75%	to	2.05%	0.92%	-11.57%	to	-10.40%
	2017	602,479	11.66	to	14.50	9,000,321	0.75%	to	2.05%	1.33%	16.61%	to	24.22%
	2016	589,930	11.67	to	12.12	7,065,697	1.00%	to	2.05%	1.24%	1.71%	to	2.80%

B-78

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Blended Research Core Equity Portfolio Service Class	2020	3,341,674	$15.39	to	$15.97	$53,299,313	1.40%	to	2.06%	1.40%	12.71%	to	13.45%
	2019	3,676,913	13.65	to	14.08	51,706,539	1.40%	to	2.06%	1.26%	26.25%	to	27.07%
	2018	3,887,357	10.82	to	11.08	43,026,930	1.40%	to	2.06%	1.13%	-9.87%	to	-9.28%
	2017	4,167,332	12.00	to	12.21	50,856,770	1.40%	to	2.06%	1.29%	18.01%	to	18.78%
	2016	4,367,855	10.15	to	10.28	44,886,590	1.40%	to	2.15%	1.37%	5.85%	to	6.66%
Oppenheimer Capital Appreciation Fund/VA Service Class(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,010,538	22.60	to	31.26	92,949,366	1.30%	to	2.05%	0.01%	23.92%	to	24.86%
	2016	3,526,468	18.24	to	25.04	87,332,497	1.30%	to	2.05%	0.12%	-4.43%	to	-3.70%
Invesco Oppenheimer International Growth Fund	2020	367,801	$14.14	to	$14.65	$5,706,945	0.75%	to	2.05%	0.64%	18.55%	to	20.13%
	2019	412,156	11.77	to	12.36	5,354,662	0.75%	to	2.05%	0.72%	25.33%	to	26.99%
	2018	464,901	9.27	to	9.86	4,769,161	0.75%	to	2.05%	0.57%	-21.20%	to	-20.15%
	2017	533,074	12.52	to	13.13	7,443,625	1.00%	to	2.05%	1.16%	23.85%	to	25.18%
	2016	485,183	10.10	to	10.49	5,502,365	1.00%	to	2.05%	0.83%	-4.72%	to	-3.69%
Invesco Oppenheimer Main St Small Cap Fund(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	8,587,228	20.97	to	33.79	207,748,091	1.30%	to	2.30%	0.06%	-12.59%	to	-11.70%
	2017	9,546,509	23.99	to	38.26	264,000,286	1.30%	to	2.30%	0.64%	11.30%	to	12.43%
	2016	10,651,771	21.55	to	34.03	265,273,548	1.30%	to	2.30%	0.25%	14.97%	to	16.14%
Invesco Oppenheimer Global Strategy Income Fund(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	24,503,902	10.10	to	14.71	316,244,348	1.30%	to	2.15%	4.52%	-6.58%	to	-5.78%
	2017	26,111,876	10.81	to	15.62	359,893,887	1.30%	to	2.15%	2.00%	3.76%	to	4.66%
	2016	24,760,921	10.42	to	14.92	328,400,646	1.30%	to	2.15%	4.60%	3.98%	to	4.88%
PIMCO Low Duration Portfolio Advisor Class	2020	102,495	$9.75	to	$11.99	$1,186,380	1.30%	to	2.05%	1.10%	0.78%	to	1.55%
	2019	113,358	9.67	to	11.81	1,286,389	1.30%	to	2.05%	2.68%	1.80%	to	2.58%
	2018	130,761	9.50	to	11.51	1,449,384	1.30%	to	2.05%	1.79%	-1.81%	to	-1.07%
	2017	165,475	9.67	to	11.64	1,869,013	1.30%	to	2.05%	1.24%	-0.82%	to	-0.07%
	2016	201,863	9.75	to	11.65	2,291,798	1.30%	to	2.05%	1.39%	-0.77%	to	-0.02%
PIMCO Real Return Portfolio Advisor Class	2020	60,289	$11.41	to	$15.33	$882,083	1.30%	to	2.30%	1.31%	9.04%	to	10.15%
	2019	59,841	10.47	to	13.92	796,393	1.30%	to	2.30%	1.43%	5.86%	to	6.93%
	2018	113,457	9.89	to	13.02	1,439,008	1.30%	to	2.30%	2.35%	-4.54%	to	-3.58%
	2017	149,830	10.36	to	13.50	1,947,674	1.30%	to	2.30%	2.27%	1.18%	to	2.21%
	2016	165,653	10.24	to	13.21	2,109,516	1.30%	to	2.30%	2.17%	2.68%	to	3.72%
PIMCO Total Return Portfolio Advisor Class(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	23,828,459	10.44	to	13.25	312,010,614	1.30%	to	2.30%	2.37%	-2.91%	to	-1.93%
	2017	47,742,152	10.75	to	13.51	578,478,178	1.30%	to	2.30%	1.92%	2.41%	to	3.45%
	2016	44,812,493	10.50	to	13.06	526,091,024	1.30%	to	2.30%	1.98%	0.23%	to	1.24%
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2020	86,856	$13.35	to	$14.41	$1,223,286	1.00%	to	2.00%	0.86%	8.74%	to	9.85%
	2019	96,550	12.28	to	13.12	1,241,568	1.00%	to	2.00%	2.03%	16.57%	to	17.76%
	2018	103,999	10.53	to	11.14	1,138,650	1.00%	to	2.00%	1.13%	-7.56%	to	-6.62%
	2017	130,655	11.37	to	11.93	1,537,258	1.00%	to	2.05%	0.61%	11.97%	to	13.17%
	2016	134,787	10.15	to	10.54	1,405,380	1.00%	to	2.05%	0.67%	2.83%	to	3.93%
PIMCO Dynamic Bond Portfolio Adviser Class	2020	179,860	$10.44	to	$11.07	$1,969,934	0.75%	to	2.00%	2.68%	2.61%	to	3.92%
	2019	191,401	10.17	to	10.65	2,030,614	0.75%	to	2.00%	4.32%	2.74%	to	4.05%
	2018	195,156	9.90	to	10.23	2,000,127	0.75%	to	2.00%	2.75%	-1.10%	to	0.16%
	2017	188,592	10.01	to	10.48	1,942,851	1.00%	to	2.00%	1.61%	2.81%	to	3.86%
	2016	189,522	9.72	to	10.09	1,886,938	1.00%	to	2.05%	1.63%	2.48%	to	3.58%

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Pioneer Equity Income VCT Portfolio Class II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,406,871	23.95	to	30.65	208,549,990	1.30%	to	2.30%	1.47%	12.54%	to	13.68%
	2016	11,083,830	21.28	to	26.96	195,702,428	1.30%	to	2.30%	1.84%	16.79%	to	17.97%
Pioneer Fund VCT Portfolio Class II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,080	22.15	to	28.63	56,465	1.30%	to	2.05%	0.95%	18.88%	to	19.78%
	2016	2,514	18.63	to	23.90	57,335	1.30%	to	2.05%	1.05%	7.37%	to	8.19%
Pioneer Mid Cap Value VCT Portfolio Class II	2020	6,239,992	$19.93	to	$27.83	$171,127,162	1.30%	to	2.30%	1.02%	-0.47%	to	0.54%
	2019	6,028,462	20.02	to	27.68	164,635,350	1.30%	to	2.30%	1.06%	25.15%	to	26.42%
	2018	6,979,086	16.00	to	21.90	150,972,881	1.30%	to	2.30%	0.46%	-21.34%	to	-20.54%
	2017	7,229,466	20.34	to	27.56	197,061,556	1.30%	to	2.30%	0.62%	10.29%	to	11.40%
	2016	7,878,991	18.44	to	24.74	193,019,720	1.30%	to	2.30%	0.47%	13.56%	to	14.71%
Pioneer Bond VCT Portfolio Class II	2020	5,738,532	$11.61	to	$11.61	$66,813,520	0.75%	to	2.05%	2.79%	6.20%	to	7.62%
	2019	6,024,646	10.79	to	10.93	65,664,693	0.75%	to	2.05%	3.01%	6.67%	to	8.08%
	2018	6,311,045	9.99	to	10.25	64,055,884	0.75%	to	2.05%	3.06%	-3.02%	to	-1.73%
	2017	6,648,443	10.16	to	10.57	69,268,040	0.75%	to	2.05%	2.61%	1.52%	to	1.61%
	2016	5,188,812	10.41	to	10.81	52,967,795	1.00%	to	2.05%	2.54%	1.79%	to	2.89%
American Century VP Mid Cap Value Fund Class II	2020	786,450	$11.93	to	$17.04	$13,576,457	0.75%	to	2.05%	1.65%	-0.97%	to	0.35%
	2019	893,896	11.89	to	17.21	15,422,603	0.75%	to	2.05%	1.91%	26.35%	to	28.03%
	2018	950,856	9.29	to	13.62	13,046,520	0.75%	to	2.05%	1.54%	-14.75%	to	-13.61%
	2017	5,767,302	10.75	to	26.69	148,586,896	0.75%	to	2.15%	1.40%	7.53%	to	9.08%
	2016	5,809,086	15.19	to	24.47	137,749,443	1.00%	to	2.15%	1.56%	20.08%	to	21.49%
American Century VP Inflation Protection Fund Class II	2020	898,526	$10.65	to	$11.53	$10,147,773	0.75%	to	2.05%	1.39%	7.30%	to	8.73%
	2019	874,721	9.92	to	10.60	9,137,135	0.75%	to	2.05%	2.33%	6.67%	to	8.09%
	2018	870,570	9.30	to	9.81	8,437,292	0.75%	to	2.05%	2.85%	-4.81%	to	-3.55%
	2017	894,243	9.77	to	10.17	9,025,571	0.75%	to	2.05%	2.67%	1.55%	to	1.68%
	2016	777,179	9.62	to	9.99	7,670,726	1.00%	to	2.05%	1.82%	2.24%	to	3.34%
Ivy VIP Mid Cap Growth Fund Class II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,780,945	13.45	to	14.03	122,670,391	1.40%	to	2.15%	0.00%	24.18%	to	25.12%
	2016	9,800,311	10.83	to	11.21	109,507,604	1.40%	to	2.15%	0.00%	3.84%	to	4.63%
Ivy VIP Global Bond Fund Class II	2020	419,044	$11.32	to	$11.75	$5,008,357	0.75%	to	2.05%	3.99%	5.93%	to	7.34%
	2019	447,779	10.69	to	10.94	5,016,863	0.75%	to	2.05%	3.70%	7.18%	to	8.60%
	2018	512,928	9.97	to	10.08	5,319,461	0.75%	to	2.05%	2.84%	-2.22%	to	-0.93%
	2017	528,191	10.17	to	10.20	5,562,820	0.75%	to	2.05%	2.81%	1.70%	to	2.13%
	2016	478,173	9.99	to	10.37	4,894,682	1.00%	to	2.05%	3.40%	4.84%	to	5.96%
Ivy VIP High Income Fund Class II	2020	601,358	$11.65	to	$12.39	$7,793,102	0.75%	to	2.05%	7.09%	3.85%	to	5.23%
	2019	630,845	11.07	to	11.93	7,848,270	0.75%	to	2.05%	6.67%	8.91%	to	10.36%
	2018	694,532	10.03	to	10.95	7,875,229	0.75%	to	2.05%	6.37%	-4.12%	to	-2.85%
	2017	744,878	10.32	to	11.42	8,748,937	0.75%	to	2.05%	5.49%	3.23%	to	4.49%
	2016	639,274	10.93	to	11.35	7,169,069	1.00%	to	2.05%	6.52%	13.80%	to	15.02%
Putnam VT Equity Income Fund Class IB	2020	4,008,144	$32.17	to	$34.33	$136,997,206	1.40%	to	2.15%	1.64%	3.53%	to	4.32%
	2019	4,026,357	31.07	to	32.91	131,972,296	1.40%	to	2.15%	2.06%	27.61%	to	28.58%
	2018	4,497,171	24.35	to	25.59	114,664,289	1.40%	to	2.15%	0.70%	-10.45%	to	-9.77%
	2017	4,886,198	27.19	to	28.36	138,121,454	1.40%	to	2.15%	1.67%	16.23%	to	17.11%
	2016	5,310,015	23.39	to	24.22	128,240,058	1.40%	to	2.15%	1.82%	11.20%	to	12.05%
Putnam VT Multi Asset Absolute Return Class IB	2020	138,742	$8.87	to	$9.57	$1,298,658	1.00%	to	2.00%	0.00%	-9.24%	to	-8.31%
	2019	144,230	9.77	to	10.44	1,476,229	1.00%	to	2.00%	0.00%	3.80%	to	4.85%
	2018	174,917	9.39	to	9.95	1,711,226	1.00%	to	2.05%	0.38%	-9.73%	to	-8.76%
	2017	181,489	10.40	to	10.91	1,952,018	1.00%	to	2.05%	0.00%	4.79%	to	5.91%
	2016	154,673	9.92	to	10.30	1,575,398	1.00%	to	2.05%	3.75%	-1.37%	to	-0.31%

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Putnam VT Small Cap Value Fund Class IB	2020	618,119	$10.69	to	$14.16	$8,390,944	0.75%	to	2.05%	1.02%	1.83%	to	3.18%
	2019	598,621	10.36	to	13.91	8,008,158	0.75%	to	2.05%	0.65%	21.69%	to	23.31%
	2018	599,740	8.40	to	11.43	6,610,151	0.75%	to	2.05%	0.40%	-21.57%	to	-20.53%
	2017	617,738	10.57	to	14.57	8,654,837	0.75%	to	2.05%	0.69%	5.66%	to	5.74%
	2016	463,649	13.79	to	14.31	6,286,912	1.00%	to	2.05%	0.97%	24.87%	to	26.21%
Putnam VT Multi Cap Core Fund Class IB	2020	7,162,988	$16.43	to	$17.16	$122,589,967	1.40%	to	2.15%	0.92%	14.81%	to	15.68%
	2019	8,082,543	14.32	to	14.83	119,624,021	1.40%	to	2.15%	1.14%	28.81%	to	29.79%
	2018	8,930,195	11.11	to	11.43	101,863,909	1.40%	to	2.15%	1.09%	-9.61%	to	-8.93%
	2017	9,874,025	12.30	to	12.55	123,722,700	1.40%	to	2.15%	1.08%	20.22%	to	21.14%
	2016	11,074,209	10.23	to	10.36	114,607,665	1.40%	to	2.15%	0.55%	9.64%	to	10.48%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2020	214,828	$6.79	to	$6.97	$1,548,336	0.75%	to	2.05%	2.81%	-26.67%	to	-25.69%
	2019	230,059	9.26	to	9.39	2,241,807	0.75%	to	2.05%	1.54%	17.94%	to	19.51%
	2018	256,293	7.85	to	7.85	2,097,559	0.75%	to	2.05%	1.71%	-20.62%	to	-19.57%
	2017	288,182	9.76	to	9.89	2,947,478	0.75%	to	2.05%	1.97%	-2.87%	to	-2.36%
	2016	251,997	10.18	to	10.57	2,635,047	1.00%	to	2.05%	2.56%	37.90%	to	39.39%
ALPS/Red Rocks Global Opportunity Portfolio (formerly ALPS/Red Rocks Listed Private Equity Portfolio Class III)	2020	120,226	$15.41	to	$16.36	$1,932,786	1.00%	to	2.00%	8.45%	7.06%	to	8.16%
	2019	198,044	14.39	to	15.13	2,951,842	1.00%	to	2.00%	0.00%	37.04%	to	38.44%
	2018	203,321	10.50	to	10.93	2,196,008	1.00%	to	2.00%	5.18%	-14.28%	to	-13.41%
	2017	210,812	12.25	to	12.62	2,637,051	1.00%	to	2.00%	2.52%	22.46%	to	23.71%
	2016	192,754	9.99	to	10.20	1,954,891	1.00%	to	2.05%	0.90%	5.75%	to	6.89%
DWS Alternative Asset Allocation VIP Class B	2020	47,496	$10.44	to	$11.09	$523,928	0.75%	to	2.00%	2.46%	3.21%	to	4.53%
	2019	50,225	10.12	to	10.61	533,414	0.75%	to	2.00%	3.54%	12.06%	to	13.49%
	2018	49,622	9.03	to	9.35	466,908	0.75%	to	2.00%	1.90%	-11.16%	to	-10.03%
	2017	55,721	10.14	to	10.39	585,856	0.75%	to	2.05%	1.96%	3.88%	to	4.82%
	2016	50,969	9.67	to	10.04	507,431	1.00%	to	2.05%	1.87%	2.83%	to	3.94%
Janus Henderson Enterprise Portfolio Service Shares	2020	428,343	$26.42	to	$28.62	$12,013,914	1.00%	to	2.05%	0.05%	16.73%	to	17.99%
	2019	486,316	22.63	to	24.26	11,592,973	1.00%	to	2.05%	0.05%	32.39%	to	33.81%
	2018	530,966	17.10	to	18.13	9,481,712	1.00%	to	2.05%	0.13%	-2.70%	to	-1.66%
	2017	567,782	17.57	to	18.43	10,337,425	1.00%	to	2.05%	0.54%	24.48%	to	25.82%
	2016	515,979	14.11	to	14.65	7,486,196	1.00%	to	2.05%	0.69%	9.80%	to	10.98%
Janus Henderson Global Technology & Innovation Service Shares (formerly Janus Henderson Global Technology Portfolio Service Shares)	2020	1,923,738	$26.92	to	$32.90	$66,839,984	0.75%	to	2.05%	0.00%	47.64%	to	49.60%
	2019	2,892,233	18.00	to	22.28	67,172,349	0.75%	to	2.05%	0.40%	41.86%	to	43.73%
	2018	3,622,377	12.52	to	15.71	58,795,880	0.75%	to	2.05%	1.06%	-1.16%	to	0.15%
	2017	4,279,482	15.89	to	22.19	69,833,121	1.00%	to	2.05%	0.44%	41.94%	to	43.46%
	2016	5,497,110	14.90	to	15.47	62,570,771	1.00%	to	2.05%	0.12%	11.51%	to	12.71%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2020	326,358	$12.28	to	$13.61	$4,704,426	0.75%	to	2.05%	0.62%	-1.26%	to	0.05%
	2019	352,637	12.27	to	13.78	5,106,191	0.75%	to	2.05%	0.04%	15.37%	to	16.90%
	2018	445,103	10.50	to	11.94	5,537,147	0.75%	to	2.05%	1.29%	-8.48%	to	-7.27%
	2017	468,590	11.32	to	13.05	6,314,484	0.75%	to	2.05%	0.00%	13.19%	to	18.06%
	2016	466,166	11.06	to	11.48	5,285,533	1.00%	to	2.05%	0.26%	1.18%	to	2.27%
ClearBridge Variable Small Cap Growth Portfolio Class II	2020	546,906	$21.42	to	$25.19	$13,931,870	0.75%	to	2.05%	0.00%	39.98%	to	41.84%
	2019	657,676	15.10	to	18.00	11,797,539	0.75%	to	2.05%	0.00%	23.96%	to	25.60%
	2018	693,898	12.02	to	14.52	9,984,865	0.75%	to	2.05%	0.00%	1.09%	to	2.43%
	2017	788,251	11.74	to	14.36	11,121,926	0.75%	to	2.05%	0.00%	17.39%	to	21.37%
	2016	604,174	11.83	to	12.28	7,109,008	1.00%	to	2.05%	0.00%	3.37%	to	4.48%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2020	64,759	$10.55	to	$11.39	$722,367	1.00%	to	2.00%	1.50%	-10.15%	to	-9.23%
	2019	78,973	11.74	to	12.55	973,449	1.00%	to	2.00%	2.03%	13.20%	to	14.36%
	2018	84,661	10.37	to	10.97	914,779	1.00%	to	2.00%	1.26%	-9.10%	to	-8.18%
	2017	120,451	11.41	to	11.95	1,420,615	1.00%	to	2.00%	1.24%	11.54%	to	12.68%
	2016	124,782	10.23	to	10.60	1,309,914	1.00%	to	2.00%	1.05%	-2.47%	to	-1.47%

B-81

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Western Asset Core Plus VIT Portfolio Class II(8)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	4,284,806	9.82	to	9.97	42,696,506	1.40%	to	1.80%	3.43%	-4.39%	to	-4.00%
	2017	4,192,864	10.27	to	10.39	43,530,428	1.40%	to	1.80%	4.13%	3.79%	to	4.21%
	2016	3,225,828	9.90	to	9.97	32,140,832	1.40%	to	1.80%	2.66%	2.30%	to	2.71%
The Merger Fund VL	2020	186,162	$11.36	to	$12.02	$2,243,767	0.75%	to	2.05%	0.00%	5.17%	to	6.57%
	2019	220,725	10.80	to	11.28	2,507,816	0.75%	to	2.05%	1.00%	3.99%	to	5.37%
	2018	231,944	10.39	to	10.70	2,512,773	0.75%	to	2.05%	0.70%	4.90%	to	6.29%
	2017	236,347	9.91	to	10.07	2,422,214	0.75%	to	2.05%	0.00%	0.46%	to	0.69%
	2016	224,033	9.86	to	10.23	2,268,673	1.00%	to	2.05%	0.81%	0.34%	to	1.42%
Mariner Managed Futures Strategy Portfolio Class II(4)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	137,499	8.62	to	8.95	1,217,475	1.00%	to	2.05%	0.00%	-10.02%	to	-9.06%
Guggenheim VT Multi-Hedge Strategies Fund	2020	58,690	$10.08	to	$10.92	$628,019	1.00%	to	2.05%	1.29%	5.18%	to	6.31%
	2019	68,881	9.59	to	10.27	695,335	1.00%	to	2.05%	2.35%	2.86%	to	3.96%
	2018	86,396	9.32	to	9.88	840,919	1.00%	to	2.05%	0.00%	-7.02%	to	-6.02%
	2017	87,687	10.02	to	10.52	910,019	1.00%	to	2.05%	0.00%	1.55%	to	2.64%
	2016	91,588	9.87	to	10.25	928,543	1.00%	to	2.05%	0.10%	-2.53%	to	-1.48%
Guggenheim VT Long Short Equity Fund	2020	120,060	$10.80	to	$11.70	$1,376,440	1.00%	to	2.05%	0.84%	2.77%	to	3.88%
	2019	127,262	10.51	to	11.26	1,408,760	1.00%	to	2.05%	0.57%	3.38%	to	4.48%
	2018	140,048	10.17	to	10.78	1,486,589	1.00%	to	2.05%	0.00%	-14.72%	to	-13.81%
	2017	148,461	11.92	to	12.51	1,832,219	1.00%	to	2.05%	0.37%	12.50%	to	13.70%
	2016	127,675	10.60	to	11.00	1,389,638	1.00%	to	2.05%	0.00%	-1.41%	to	-0.35%
T. Rowe Price Health Sciences Portfolio II	2020	365,753	$18.75	to	$29.80	$11,156,545	0.75%	to	2.05%	0.00%	26.61%	to	28.30%
	2019	386,318	14.62	to	23.53	9,261,318	0.75%	to	2.05%	0.00%	25.99%	to	27.67%
	2018	407,315	11.45	to	18.68	7,707,850	0.75%	to	2.05%	0.00%	-1.21%	to	0.10%
	2017	445,692	11.44	to	18.91	8,624,889	0.75%	to	2.05%	0.00%	14.37%	to	24.70%
	2016	423,487	15.16	to	15.74	6,584,237	1.00%	to	2.05%	0.00%	-12.55%	to	-11.61%
T.Rowe Price Blue Chip Growth Portfolio II(7)	2020	—	$—		$—	$—	—		—	—	—		—
	2019	—	—		—	—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,780,931	13.21	to	13.45	50,804,890	1.40%	to	2.06%	0.00%	33.06%	to	33.93%
	2016	4,435,915	9.93	to	10.04	44,521,410	1.40%	to	2.06%	0.00%	-1.52%	to	-0.87%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2020	307,681	$12.39	to	$13.16	$4,039,542	0.75%	to	2.05%	1.32%	12.01%	to	13.50%
	2019	341,960	11.06	to	11.60	3,975,945	0.75%	to	2.05%	1.02%	17.06%	to	18.62%
	2018	348,268	9.45	to	9.78	3,431,051	0.75%	to	2.05%	0.41%	-19.21%	to	-18.13%
	2017	357,067	11.70	to	11.94	4,320,401	0.75%	to	2.05%	0.73%	19.42%	to	32.30%
	2016	327,045	8.84	to	9.18	2,968,584	1.00%	to	2.05%	0.43%	4.43%	to	5.55%
Morgan Stanley VIF Global Infrastructure Portfolio Class II(9)	2020	4,284	$11.88	to	$12.12	$51,371	0.75%	to	1.30%	1.62%	-2.72%	to	-2.18%
	2019	4,865	12.21	to	12.39	59,815	0.75%	to	1.30%	1.86%	26.21%	to	26.91%
	2018	4,021	9.67	to	9.77	39,129	0.75%	to	1.30%	2.92%	-9.09%	to	-8.58%
	2017	3,262	10.64	to	10.68	34,796	0.75%	to	1.30%	0.00%	6.41%	to	6.82%
VanEck VIP Global Hard Assets Service Class	2020	153,188	$7.06	to	$9.75	$1,152,312	0.75%	to	2.00%	0.73%	16.45%	to	17.93%
	2019	164,720	6.06	to	8.27	1,055,205	0.75%	to	2.00%	0.00%	9.32%	to	10.71%
	2018	182,364	5.53	to	7.47	1,058,821	0.75%	to	2.05%	0.00%	-29.89%	to	-28.96%
	2017	233,470	7.89	to	10.51	1,913,148	0.75%	to	2.05%	0.00%	-3.98%	to	5.13%
	2016	194,415	8.21	to	8.53	1,637,084	1.00%	to	2.05%	0.37%	40.47%	to	41.98%
Virtus Duff & Phelps Real Estate Securities Series	2020	214,863	$14.85	to	$16.02	$3,331,803	1.00%	to	2.00%	1.12%	-3.52%	to	-2.54%
	2019	256,933	15.39	to	16.44	4,091,420	1.00%	to	2.00%	1.67%	24.87%	to	26.15%
	2018	271,772	9.41	to	12.32	3,443,118	0.75%	to	2.00%	1.52%	-8.40%	to	-7.23%
	2017	314,921	10.15	to	13.42	4,330,198	0.75%	to	2.05%	1.47%	1.46%	to	3.79%
	2016	283,542	12.93	to	13.42	3,764,795	1.00%	to	2.05%	2.27%	4.62%	to	5.75%

B-82

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
American Funds Insurance Series Asset Allocation Fund Class 4(9)	2020	167,178	$13.50	to	$13.80	$2,290,102	0.75%	to	1.35%	1.46%	10.64%	to	11.32%
	2019	171,103	12.20	to	12.40	2,111,007	0.75%	to	1.35%	1.79%	19.29%	to	20.02%
	2018	154,728	10.23	to	10.33	1,594,552	0.75%	to	1.35%	1.64%	-6.12%	to	-5.55%
	2017	110,238	10.89	to	10.94	1,204,931	0.75%	to	1.35%	2.31%	8.92%	to	9.38%
American Funds Insurance Series Bond Fund Class 4(9)	2020	108,349	$11.44	to	$11.68	$1,248,031	0.75%	to	1.30%	2.00%	7.95%	to	8.56%
	2019	75,169	10.60	to	10.76	801,805	0.75%	to	1.30%	5.13%	7.66%	to	8.26%
	2018	17,314	9.86	to	9.94	171,133	0.75%	to	1.25%	3.11%	-2.12%	to	-1.63%
	2017	6,426	10.08	to	10.10	64,805	0.75%	to	1.10%	4.40%	0.80%	to	1.05%
American Funds Insurance Series Global Growth Fund Class 4(9)	2020	40,233	$18.02	to	$18.43	$732,555	0.75%	to	1.35%	0.17%	28.41%	to	29.19%
	2019	42,683	14.03	to	14.27	603,194	0.75%	to	1.35%	0.95%	33.05%	to	33.86%
	2018	31,785	10.56	to	10.66	337,335	0.75%	to	1.30%	0.55%	-10.42%	to	-9.92%
	2017	20,941	11.78	to	11.83	247,464	0.75%	to	1.30%	1.24%	17.85%	to	18.30%
American Funds Insurance Series Global Growth and Income Fund Class 4(9)	2020	52,119	$14.24	to	$14.56	$748,940	0.75%	to	1.35%	1.38%	7.08%	to	7.73%
	2019	24,987	13.30	to	13.52	334,891	0.75%	to	1.35%	1.99%	28.97%	to	29.75%
	2018	20,365	10.31	to	10.42	211,086	0.75%	to	1.35%	1.54%	-11.11%	to	-10.57%
	2017	16,980	11.61	to	11.65	197,377	0.75%	to	1.25%	4.62%	16.08%	to	16.49%
American Funds Insurance Series Growth Fund Class 4(9)	2020	86,190	$21.92	to	$22.41	$1,907,213	0.75%	to	1.35%	0.20%	49.66%	to	50.57%
	2019	68,581	14.64	to	14.89	1,013,591	0.75%	to	1.35%	0.58%	28.68%	to	29.46%
	2018	63,450	11.40	to	11.50	726,672	0.75%	to	1.25%	0.27%	-1.75%	to	-1.25%
	2017	55,882	11.59	to	11.64	649,576	0.75%	to	1.35%	0.94%	15.95%	to	16.44%
American Funds Insurance Series Growth and Income Fund Class 4(9)	2020	79,201	$15.29	to	$15.61	$1,219,812	0.75%	to	1.30%	1.09%	11.77%	to	12.40%
	2019	80,409	13.44	to	13.89	1,105,250	0.75%	to	1.95%	1.68%	23.40%	to	24.91%
	2018	53,900	10.89	to	11.12	595,100	0.75%	to	1.95%	1.35%	-3.97%	to	-2.79%
	2017	36,339	11.39	to	11.44	414,756	0.75%	to	1.35%	2.07%	13.89%	to	14.37%
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4(9)	2020	187,554	$10.98	to	$11.23	$2,077,139	0.75%	to	1.35%	1.72%	8.00%	to	8.66%
	2019	56,443	10.16	to	10.33	575,939	0.75%	to	1.35%	1.98%	3.72%	to	4.35%
	2018	22,724	9.82	to	9.90	223,644	0.75%	to	1.25%	3.17%	-0.75%	to	-0.25%
	2017	7,921	9.90	to	9.91	78,465	1.00%	to	1.10%	1.56%	-0.99%	to	-0.92%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of March 20, 2017, the Mariner Managed Futures Strategy Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Mariner Managed Futures Strategy Portfolio Class II was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)

As of April 24, 2019, the AllianceBernstein VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AllianceBernstein VPS Real Estate Investment Portfolio Class B was transferred to the Fidelity VIP Government Money Market Portfolio.

B-83

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (continued)

(6)	Portfolio commenced operations October 18, 2019.
(7)

As of April 6, 2018, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.

(8)

As of October 18, 2019, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.

(9)	Portfolio commenced operations May 1, 2017.
(10)

As of July 15, 2020, the Value Line VIP Equity Advantage Fund was liquidated and no longer available as an investment allocation option under this contract. After the liquation date, any accumulation value remaining in the Value Line VIP Equity Advantage Fund was transferred to the Fidelity VIP Government Money Market Portfolio. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2020 as a result of liquidation.

(11)

Portolio liquidated as of April 24, 2020 and no longer availabel as an investment allocation option under this contract. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2020 as a result of liquidation.

B-84

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account R as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP Fund(1)	BlackRock Global Allocation V.I. Fund Class III(1)	Pioneer Bond VCT Portfolio Class II(1)
Guardian Diversified Research VIP Fund(1)	BlackRock Advantage Large Cap Core V.I. Fund Class III(1)	American Century VP Mid Cap Value Fund Class II(1)
Guardian Growth & Income VIP Fund(1)	BlackRock Advantage Large Cap Value V.I. Fund Class III(1)	American Century VP Inflation Protection Fund Class II(1)
Guardian Integrated Research VIP Fund(1)	Columbia Variable Portfolio – Small Cap Value Fund Class 2(1)	Ivy VIP Global Bond Fund Class II(1)
Guardian International Growth VIP Fund(1)	Columbia Variable Portfolio – Small Company Growth Fund Class 2(1)	Ivy VIP High Income Fund Class II(1)
Guardian International Value VIP Fund(1)	Davis Financial Portfolio(1)	Putnam VT Equity Income Fund Class IB(1)
Guardian Large Cap Disciplined Growth VIP Fund(1)	Davis Real Estate Portfolio(1)	Putnam VT Multi Asset Absolute Return Class IB(1)
Guardian Large Cap Disciplined Value VIP Fund(1)	Davis Value Portfolio(1)	Putnam VT Small Cap Value Fund Class IB(1)
Guardian Large Cap Fundamental Growth VIP Fund(1)	Fidelity VIP Balanced Portfolio Service Class 2(1)	Putnam VT Multi-Cap Core Fund Class IB(1)
Guardian Mid Cap Relative Value VIP Fund(1)	Fidelity VIP Equity-Income Portfolio Service Class 2(1)	ALPS/Alerian Energy Infrastructure Portfolio Class III(1)
Guardian Mid Cap Traditional Growth VIP Fund(1)	Fidelity VIP Investment Grade Bond Portfolio Service Class 2(1)	ALPS/Red Rocks Global Opportunity Portfolio Class III(1)
Guardian U.S. Government Securities VIP Fund(1)	Fidelity VIP Mid Cap Portfolio Service Class 2(1)	DWS Alternative Asset Allocation VIP Class B(1)
Guardian Total Return Bond VIP Fund(1)	Fidelity VIP Overseas Portfolio Service Class 2(1)	Janus Henderson Enterprise Portfolio Service Shares(1)
Guardian Global Utilities VIP Fund(1)	Fidelity VIP Government Money Market Portfolio Service Class 2(1)	Janus Henderson Global Technology & Innovation Service Shares(1)
Guardian Multi-Sector Bond VIP Fund(1)	Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(1)
Guardian Small Cap Core VIP Fund(1)	Templeton Global Bond VIP Fund Class 2(1)	ClearBridge Variable Small Cap Growth Portfolio Class II(1)
Victory RS Large Cap Alpha VIP Series(1)	Templeton Growth VIP Fund Class 2(1)	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II(1)
Victory 500 Index VIP Series(1)	PIMCO Dynamic Bond Portfolio Adviser Class(1)
Victory High Yield VIP Series(1)	Pioneer Mid Cap Value VCT Portfolio Class II(1)

B-85

Victory INCORE Low Duration Bond VIP Series(1)	MFS VIT II Income Portfolio Series Service Class(1)	American Funds Insurance Series Global Growth and Income Fund Class 4(1)
Victory RS Small Cap Growth Equity VIP Series(1)	MFS Total Return Series Service Class(1)	American Funds Insurance Series Growth and Income Fund Class 4(1)
Victory RS International VIP Series(1)	MFS Technology Portfolio Service Class(1)	American Funds Insurance Series Growth Fund Class 4(1)
Victory Sophus Emerging Markets VIP Series(1)	MFS VIT II International Intrinsic Value Fund(1)	American Funds Insurance Series U.S Government/AAA-Rated Securities Fund Class 4(1)
Victory INCORE Investment Quality Bond VIP Series(1)	MFS Blended Research Core Equity Portfolio Service Class(1)	Columbia Variable Portfolio – Asset Allocation Fund Class 2(2)
Gabelli Capital Asset Fund(1)	Invesco Oppenheimer International Growth Fund(1)	CTIVPSM – AQR Managed Futures Strategy Fund Class 2(2)
Value Line Centurion Fund(1)	PIMCO Low Duration Portfolio Advisor Class(1)	Value Line VIP Equity Advantage Fund(3)
Value Line Strategic Asset Management Trust(1)	PIMCO Real Return Portfolio Advisor Class(1)	Invesco V.I. Government Securities Fund Series II(4)
Invesco V.I. Value Opportunities Fund Series II(1)	PIMCO VIT Balanced Allocation Portfolio Advisor Class(1)	Invesco V.I. Mid Cap Core Equity Fund Series II(4)
Invesco V.I. Global Real Estate Fund Series II(1)	The Merger Fund VL(1)	AB VPS Large Cap Growth Portfolio Class B(4)
Invesco V.I. Balanced-Risk Allocation Fund Series II(1)	Guggenheim VT Multi-Hedge Strategies Fund(1)	BlackRock Capital Appreciation V.I. Fund Class III(4)
AB VPS Growth and Income Portfolio Class B(1)	Guggenheim VT Long Short Equity Fund(1)	Fidelity VIP Contrafund Portfolio Service Class 2(4)
AB VPS Global Thematic Growth Portfolio Class B(1)	T. Rowe Price Health Sciences Portfolio II(1)	Franklin U.S. Government Securities VIP Fund Class 2(4)
AB VPS Dynamic Asset Allocation Portfolio Class(1)	Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)	Franklin Rising Dividends VIP Fund Class 2(4)
Templeton Foreign VIP Fund Class 2(1)	Morgan Stanley VIF Global Infrastructure Portfolio Class II(1)	MFS Utilities Series Service Class(4)
Franklin Income VIP Fund Class 2(1)	VanEck VIP Global Hard Assets Service Class(1)	Invesco Oppenheimer Main St Small Cap Fund(4)
Franklin Mutual Shares VIP Fund Class 2(1)	Virtus Duff & Phelps Real Estate Securities Series(1)	Invesco Oppenheimer Global Strategy Income Fund(4)
Franklin Small Cap Value VIP Fund Class 2(1)	American Funds Insurance Series Asset Allocation Fund Class 4(1)	PIMCO Total Return Portfolio Advisor Class(4)
Franklin Growth & Income VIP Fund Class 2(1)	American Funds Insurance Series Bond Fund Class 4(1)	Western Asset Core Plus VIT Portfolio Class II(4)
MFS New Discovery Series Service Class(1)	American Funds Insurance Series Global Growth Fund Class 4(1)	AB VPS Real Estate Investment Portfolio Class B(5)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2)

Statement of operations for the period January 1, 2020 through April 24, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 through April 24, 2020 (date of liquidation) and the year ended December 31, 2019.

(3)

Statement of operations for the period January 1, 2020 through July 15, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 through July 15, 2020 (date of liquidation) and the year ended December 31, 2019.

(4)	Statement of changes in net assets for the period January 1, 2019 to October 18, 2019 (date of liquidation)
(5)	Statement of changes in net assets for the period January 1, 2019 to April 24, 2019 (date of liquidation)

B-86

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 15, 2021

We have served as the auditor of one or more of the investment options of The Guardian Separate Account R since 2004.

B-87

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2020 and 2019

The Guardian Insurance & Annuity Company, Inc.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2020	2019
Admitted assets
Bonds	$3,550	$3,419
Mortgage loans	590	581
Policy loans	77	78
Other invested assets	156	115
Cash, cash equivalents and short-term investments	25	191
Receivable for securities	2	—

Total invested assets	4,400	4,384

Due and accrued investment income	35	36
Net deferred tax asset	69	47
Income tax receivable	7	4
Other assets	15	9
Due from parent and affiliates	—	11
Separate accounts assets	9,711	9,581

Total admitted assets	$14,237	$14,072

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$4,037	$4,032
Asset valuation reserve	55	45
Due to parent and affiliates	6	—
Payable for securities	—	7
Other liabilities	29	15
Transfers from separate account due or accrued	(125)	(120)
Separate accounts liabilities	9,708	9,577

Total liabilities	13,710	13,556

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	782	682
Unassigned deficit	(257)	(168)

Total capital and surplus	527	516

Total liabilities, capital and surplus	$14,237	$14,072

See notes to statutory basis financial statements.

B-2

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2020	2019
Revenues
Premiums and annuity considerations
Direct	$232	$365
Ceded	(98)	43

Net premiums and annuity considerations	134	408
Reserve adjustments on reinsurance ceded	26	(17)
Net investment income	162	158
Service fees	262	280
Commissions and expense allowances on reinsurance ceded and other income	(26)	(88)

Total revenues	558	741

Benefits and expenses
Policyholder benefits	977	1,398
Net transfers from separate accounts	(711)	(970)
General insurance expenses	32	70
Commissions and other expenses	75	58

Total benefits and expenses	373	556

Income from operations before federal income taxes and realized capital losses from investments	185	185
Federal income tax expense	(10)	(27)

Income from operations, net of federal income taxes and before net realized capital losses	175	158
Net realized capital losses, net of tax and transfers to IMR	(275)	(207)

Net loss	$(100)	$(49)

See notes to statutory basis financial statements.

B-3

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2020	2019

Beginning of year balance	$516	$455
Adjustments to surplus
Net loss	(100)	(49)
Change in net unrealized capital gains (loss), net of tax	2	(2)
Change in non-admitted assets	(17)	(2)
Change in net deferred taxes	36	20
Change in asset valuation reserve	(10)	(6)
Additional paid-in capital and contributed surplus	100	100

Net adjustments to surplus	11	61

End of year balance	$527	$516

See notes to statutory basis financial statements.

B-4

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2020	2019
Cash flows from operating activities
Net premiums and annuity considerations	$110	$354
Investment income received	167	159
Service fees and other income received	235	195
Benefits and loss related payments	(931)	(1,262)
Net transfers from separate accounts	706	1,028
Commissions, expenses and taxes paid	(93)	(128)
Federal income taxes paid	(14)	(16)
Other	25	(16)

Net cash provided by operating activities	205	314

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	431	847
Derivatives, brokers and miscellaneous applications	119	131
Mortgage loans	20	28
Other invested assets	3	45

Proceeds from investments sold or matured	573	1,051

Cost of investments acquired:
Bonds	569	1,039
Mortgage loans	29	93
Other invested assets	32	54
Derivatives, brokers and miscellaneous applications	410	357

Cost of investments acquired	1,040	1,543

Net decrease in policy loans, net of repayments	(1)	(2)

Net cash used in investing activities	(466)	(490)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	100	100
Net deposits on deposit-type contracts and other insurance liabilities	(5)	(13)

Net cash provided by financing and miscellaneous activities	95	87

Net decrease in cash, cash equivalents and short-term investments	(166)	(89)
Cash, cash equivalents and short-term investments, beginning of year	191	280

Cash, cash equivalents and short-term investments, end of year	$25	$191

Non-cash Transactions
MODCO Reinsurance—operating activities	$(14)	$(53)
Exchange or Conversion of bonds	78	152

Total Non-cash Transactions	64	99

See notes to statutory basis financial statements.

B-5

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, variable life and term life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company until December 30, 2019, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company until December 30, 2019, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective December 31, 2019, PAS was transferred to The Guardian and HSF was transferred to Guardian Investor Services LLC (“GIS”), a wholly-owned subsidiary of The Guardian.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2020 and 2019. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a

B-6

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus, that is, only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $36 million and $19 million at December 31, 2020 and 2019, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

B-7

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs) and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is recorded directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost. As mentioned in Note 1, effective December 31, 2019, PAS and HSF were no longer wholly-owned subsidiaries of the Company.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2020 and 2019.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2020 and 2019, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2020 and 2019, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-8

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	1.50% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	1.50% to 6.00%
Deferred Income Annuity, Fixed	1.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of an annual effective growth rate of 5.00% or the contract anniversary account value. The 5.00% growth rate has a cap of 2.5 times the net premium payments received less adjusted partial withdrawals. This base can only be accessed in duration ten or later in the form of a payout annuity.

Valuation Manual, Section 21 (VM-21) of the NAIC Valuation Manual specifies the requirements for principle-based reserves (PBR) for variable annuity contracts. Effective January 1, 2020, VM-21 contains revisions to the previous framework, Actuarial Guideline XLIII. VM-21 provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The minimum reserves for all contracts is equal to the Stochastic Reserve plus an Additional Standard Projection Amount. The Stochastic Reserve is calculated using a principle based

B-9

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

approach and company prudent estimate assumptions (except for prescribed asset defaults and spreads). It is calculated as the average of the greatest present value of accumulated deficiencies in the worst 30% of scenarios. The interest and equity scenarios are based on an NAIC prescribed scenario generator. The Stochastic Reserve is determined in aggregate for all contracts. The Additional Standard Projection Amount is meant as a guardrail to capture outliers via prescribed assumptions. This method re-estimates reserves in the stochastic framework using prescribed assumptions.

Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. Key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, interest rates. At December 31, 2020, the Stochastic Reserve was the final reserve and there was no Additional Standard Projection Amount required.

The Company elected the 36-month phase in period for the change in reserves that occurred on January 1, 2020, from adoption of VM-21. During 2020, the Company recognized a decrease in reserve of $14 million which was included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities” in the Statutory Basis Balance Sheets. The remaining decrease in reserve of $28 million will be recognized over the remaining 24 months in 2021 and 2022.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2020 and 2019, the Company had $426 million and $389 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $25 million and $26 million as of December 31, 2020 and 2019, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

B-10

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

For the term life product, the Company holds a reserve for the basic coverage in accordance with VM-20 of the NAIC valuation manual. VM-20 requires the reserve to be the greater of Net Premium Reserve (NPR), Deterministic Reserve (DR) and the Stochastic Reserve (SR).

Deposit-type contracts also include payout annuity without life contingencies with reserves of $135 million and $140 million as of December 31, 2020 and 2019, respectively. These payout annuities include term certain annuitizations of deferred annuities, stand-alone single premium immediate and deferred income annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $69 million and $62 million and fees receivables of $56 million and $58 million as of December 31, 2020 and 2019, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

B-11

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company-derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

B-12

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

There were no securities with a 5GI NAIC designation as of December 31, 2020 and 2019.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were nineteen securities that were sold, redeemed or disposed of with an aggregate amount of $3 million in investment income from prepayment penalties and acceleration fees as of December 31, 2020. There were fifteen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2019.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were no securities that were sold, redeemed or disposed of with investment income from prepayment penalties and acceleration fees as of December 31, 2020 and December 31, 2019.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2020 and 2019 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2020		Gains	(Losses)
		(In millions)
U.S. Government	$258	$1	$—	$259
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	4	2	—	6
Industrial and Miscellaneous	3,285	544	(3)	3,826
Hybrid	2	1	—	3

Total Bonds	$3,550	$548	$(3)	$4,095

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2019		Gains	(Losses)
		(In millions)
U.S. Government	$238	$2	$—	$240
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	5	1	—	6
Industrial and Miscellaneous	3,173	271	(7)	3,437
Hybrid	2	—	—	2

Total Bonds	$3,419	$274	$(7)	$3,686

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2020, approximately 7.27% of the portfolio was invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.94% of the portfolio at December 31, 2020.

B-13

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2020
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$186	$188
Due after one year through five years	811	854
Due after five years through ten years	594	653
Due after ten years	1,728	2,150
Sinking fund bonds, mortgage-backed securities and asset-backed securities	231	250

Total	$3,550	$4,095

The net change in unrealized capital gains (losses) included in surplus for the years ended December 31, 2020 and 2019 are summarized as follows:

	2020	2019
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Derivatives	$(9)	$(91)
Investments in subsidiaries	—	65
Private equity	11	5
Tax effect on unrealized capital (losses) gains	—	19

Total change in net unrealized capital gains (losses), net of tax	$2	$(2)

Proceeds from sales of bonds amounted to $317 million and $504 million for the years ended December 31, 2020 and 2019, respectively. Gross gains of $18 million and $7 million and gross losses of $21 million and $3 million were realized on sales of bonds for the years ended December 31, 2020 and 2019, respectively. These amounts are pre-tax and pre-IMR. Bond maturities and all other cash dispositions includes sales amounted to $431 million and $847 million for the years ended December 31, 2020 and 2019, respectively.

During 2020, the Company had one private placement bond modification that was recorded as troubled debt restructuring. The Company recorded a $0.8 million realized loss. The carrying value of the bond was $2 million on December 31, 2020. There were no bond modifications treated as a troubled debt restructuring during 2019.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2020	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$87	$—	$—	$—	$87	$—
Industrial and Miscellaneous	77	(2)	7	(1)	84	(3)

Total Bonds	164	(2)	7	(1)	171	(3)

Total Temporarily Impaired Securities	$164	$(2)	$7	$(1)	$171	$(3)

B-14

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2019	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$32	$—	$—	$—	$32	$—
Industrial and Miscellaneous	370	(5)	41	(2)	411	(7)

Total Bonds	402	(5)	41	(2)	443	(7)

Total Temporarily Impaired Securities	$402	$(5)	$41	$(2)	$443	$(7)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were five securities in an unrealized loss position for greater than 12 months with a book value of $8 million and a fair value of $7 million as of December 31, 2020. There were thirty-nine securities in an unrealized loss position for greater than 12 months with a book value of $43 million and a fair value of $41 million as of December 31, 2019.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2020 and December 31, 2019, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans at December 31, 2020 or 2019.

The Company’s $590 million and $581 million investments in mortgage loans on real estate on December 31, 2020 and December 31, 2019, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts, $584 million and $574 million were mortgage loans in which the Company was a participant at December 31, 2020 and December 31, 2019, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2020 or December 31, 2019.

The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($143 million or 24.2% and $89 million or 15.1%) at December 31, 2020. The largest concentrations of commercial real estate mortgage loans were for properties located in California and Texas ($138 million or 23.8% and $91 million or 15.6%) at December 31, 2019. The Company estimated the fair value of mortgage loans on real estate to be $625 million and $607 million at December 31, 2020 and December 31, 2019, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, debt service coverage ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.27% and 3.95% originated during 2020. The maximum percentage of any single mortgage loan to the value of the security originated in 2020 was 60%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

B-15

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than 30 days past on December 31, 2020 and 2019, respectively.

There were no restructured mortgage loans as of December 31, 2020 or December 31, 2019.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2020 and 2019.

The following table set forth the credit quality indicators as of December 31, 2020 and December 31, 2019, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2020
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$150	$12	$4	$5	$—	$—	$171
50% - 59.99%	183	18	40	10	—	—	251
60% - 69.99%	100	15	25	28	—	—	168
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$433	$45	$69	$43	$—	$—	$590

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2019
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$155	$12	$13	$—	$—	$—	$180
50% - 59.99%	144	14	41	6	—	—	205
60% - 69.99%	133	23	21	19	—	—	196
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$432	$49	$75	$25	$—	$—	$581

B-16

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2020	2019
	(In millions)
Bonds	$133	$128
Mortgage loans	23	21
Policy loans	5	5
Other	8	10

Total gross investment income	169	164
Less: investment expenses	(7)	(6)

Net investment income	$162	$158

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2020	2019
	(In millions)
Bonds	$(3)	$4
Derivatives and other	(273)	(135)
Losses on affiliated subsidiaries	—	(73)

Total net realized capital losses	(276)	(204)
Transfer from (to) IMR	1	(3)

Net realized capital losses, net of tax and transfers to IMR	$(275)	$(207)

The Company realized a loss of $73 million during 2019 as a result of the transfer of PAS and HSF, this loss did not impact surplus.

The net realized capital loss amount above includes other-than-temporary impairment loss of $1 million and $0 million for the years ended December 31, 2020 and December 31, 2019, respectively. The $1 million relates to one private placement security in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly

B-17

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2020 and 2019 were $119 million and $61 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2020
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	527	—	—	6	113	—
Equity index futures	1,412	—	—	(15)	(386)	—

Total Derivatives	$1,939	$—	$—	$(9)	$(273)	$—

B-18

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

December 31, 2019
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	491	—	—	(52)	125	—
Equity index futures	611	—	—	(39)	(260)	—

Total Derivatives	$1,102	$—	$—	$(91)	$(135)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $128 million and $66 million at December 31, 2020 and 2019, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2020 and 2019, respectively, and pledged as collateral for futures trading of $124 million and $62 million in 2020 and 2019, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.90% and 0.47% of the Company’s total admitted assets at December 31, 2020 and 2019, respectively. There were no non-admitted restricted assets in 2020 and 2019.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2020 and 2019.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are

B-19

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

The following tables summarize the Company’s financial instruments carrying amount and estimated fair value/NAV hierarchy levels for the period ending December 31, 2020 and December 31, 2019:

	December 31, 2020
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	260	3,707	128	4,095	—	3,550
Mortgage Loans	—	—	625	625	—	590
Policy Loans	—	—	77	77	—	77
Surplus Notes investments	—	50	—	50	—	43
Cash, cash equivalents and short-term investments	(28)	53	—	25	—	25
Due and accrued investment income	—	35	—	35	—	35
Receivables for securities		2		2		2
Separate Account Assets	9,711	—	—	9,711	—	9,711

Total Assets	$9,943	$3,847	$830	$14,620	$—	$14,033

Liabilities
Deposit type contracts	$—	$—	$144	$144	$—	$135

Total Liabilities	$—	$—	$144	$144	$—	$135

	December 31, 2019
	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets
Bonds	240	3,370	76	3,686	—	3,419
Mortgage Loans	—	—	607	607	—	581
Policy Loans	—	—	78	78	—	78
Surplus Notes investments	—	41	—	41	—	38
Cash, cash equivalents and short-term investments	(13)	160	44	191	—	191
Due and accrued investment income	—	36	—	36	—	36
Separate Account Assets	9,581	—	—	9,581	—	9,581

Total Assets	$9,808	$3,607	$805	$14,220	$—	$13,924

Liabilities
Deposit type contracts	$—	$—	$145	$145	$—	$140

Total Liabilities	$—	$—	$145	$145	$—	$140

B-20

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Bonds:

Estimated fair values for bonds, other than private placement securities are valued based on quoted prices from active markets when available (Level 1).

When the Company cannot obtain a quoted market price directly it relies on values provided by a third party pricing vendor. This is the pricing source for the majority of the Company’s marketable securities. Prices received from a third party vendor are generally considered to be Level 2.

Pricing vendors utilize pricing models developed for individual asset classes which incorporate available market data. These market inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data which include market research publications. The pricing vendor may obtain broker quotes for securities when sufficient information is not available to fully evaluate a security. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants.

Portfolio managers review the values assigned by the pricing vendor for reasonableness. In doing so, they compare the prices received from the pricing vendor to prices of similar securities, price ranges in that asset class or industry or prices from internally generated position reports. If there is a discrepancy with the price received from the vendor, the portfolio manager may communicate this difference to the pricing vendor and present the vendor with additional market data regarding that security in order to ensure the pricing vendor has sufficient information needed to accurately price the security. The pricing vendor will then independently validate and evaluate that data and determine if a price change is warranted.

In the rare instance when a portfolio manager finds a difference in his or her assessment of fair value and the vendor price, after performing the preceding procedures, the portfolio manager may request replacement of the vendor price by a supportable value that is believed to be more representative of the security price. Any replacement of the vendor price is subject to an internal approval process.

The fair values of private placement bonds are determined by using an internal pricing model or for a small amount of securities, assigned individual broker prices. There were five private placement bonds that were individually priced. These assigned individual prices are usually obtained from an external broker (“hand priced”) and are considered to be Level 3.

The significant inputs used for the internal pricing model consist of (i) a broker supplied price matrix, (ii) treasury rates and (iii) credit ratings from certain nationally recognized securities rating organizations (“NRSRO”) (“external ratings”) or a credit rating assigned internally by the Company’s Private Placement Investment Management Group (“internal ratings”).

Private placement bonds with an applicable external credit rating of BB or above, for which the corresponding matrix price is used, are classified as Level 2. A private placement bond with an applicable external credit rating of below BB is classified as Level 3 due to the limited amount of market data available for these securities.

Bonds are carried at amortized cost unless they are rated 6 by the NAIC SVO in which case they are reported at the lower of amortized cost or fair value. There was no bonds rated 6 by the NAIC SVO and carried at fair value for December 2020 and 2019.

Mortgage Loans:

The estimated fair value of the mortgage loan portfolio is derived primarily using a loan value matrix using significant unobservable inputs. The inputs used in the matrix include (1) the weighted average cash flow and average term to maturity for each individual loan; (2) a base spread over the U.S. Treasury rate and (3) an internally computed credit

B-21

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

rating that is used to derive the appropriate credit spread. Mortgage loans were carried at amortized cost on December 31, 2020 and December 31, 2019 and are classified as Level 3.

Policy Loans:

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value and are classified as Level 3.

Surplus Note Investments:

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash, cash equivalents and short-term investments:

See Note 2 for information regarding cash, cash equivalents and short-term investments include cash deposit balances, short-term commercial paper, and other highly liquid debt instruments. Cash amounts are classified as Level 1. All remaining cash equivalents and short-term investments are classified as Level 2 except for the outstanding balance on the line of credit with a subsidiary which is classified as Level 3.

Due and accrued investment income:

Due and accrued investment income is either investment income earned and legally due to be paid to the Company as of the reporting date or investment income earned as of the reporting date but not legally due to be paid to the Company until after the reporting date. The Company expects to receive these amounts shortly after they become due and is required to non-admit any balance that is over 90 days past due or charge it against income in the period that it is deemed uncollectible. Therefore, the Company considers these amounts short-term in nature and that the carry amount approximates fair value. This amount is classified as Level 2.

Receivables for securities

These receivables are amounts due from financial institutions for securities that were sold by the Company but the proceeds from the sale have not yet been received by the Company. Due to the short-term of the period in which the Company expects to receive these amounts it considers the carrying value of these balances to approximate fair value and are classified as Level 2.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2020 and 2019, none of the Separate Account investments are considered to be Level 3.

B-22

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2020 and 2019:

December 31, 2020	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,711	$—	$—	$9,711	$—	$9,711

Total Assets at Fair Value	$9,711	$—	$—	$9,711		$9,711

December 31, 2019	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,581	$—	$—	$9,581	$—	$9,581

Total Assets at Fair Value	$9,581	$—	$—	$9,581	$—	$9,581

Deposit Type Contracts

For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued and are classified as Level 3.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian and outside parties (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2020 and 2019 were as follows:

	2020
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$10	$1
Ordinary renewal	(2)	(2)
Group life renewal	—	—

	2019
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$—	$—
Ordinary renewal	(2)	(2)
Group life renewal	—	—

B-23

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2020
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$131	$1	$132
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	131	1	132
Deferred Tax Assets Nonadmitted	29	—	29

Subtotal Net Admitted Deferred Tax Asset	102	1	103
Deferred Tax Liabilities (DTLs)	28	6	34

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$74	$(5)	$69

B-24

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2019
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99	$1	$100
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	99	1	100
Deferred Tax Assets Nonadmitted	15	—	15

Subtotal Net Admitted Deferred Tax Asset	84	1	85
Deferred Tax Liabilities	35	3	38

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$49	$(2)	$47

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$32	$—	$32
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	32	—	32
Deferred Tax Assets Nonadmitted	14	—	14

Subtotal Net Admitted Deferred Tax Asset	18	—	18
Deferred Tax Liabilities	(7)	3	(4)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$25	$(3)	$22

A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101—Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2020 and 2019.

Description	December 31, 2020
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	69	—	69
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	73	—	73
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	69
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	33	1	34

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$102	$1	$103

B-25

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2019
(In millions), except percentages	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	47	—	47
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	47	—	47
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	70
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	37	1	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$84	$1	$85

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	22	—	22
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	26	—	26
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	(1)
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(4)	—	(4)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$18	$—	$18

	2020	2019
Ratio Percentage Used To Determine Recovery Period
And Threshold Limitation Amount	546%	658%
Amount Of Adjusted Capital And Surplus Used To Determine
Recovery Period And Threshold Limitation	$513	$514

Impact of Tax Planning Strategies

	December 31, 2020
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$131	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	102	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	4%	0%

B-26

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2019
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$99	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	84	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	5%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$32	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	18	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-1%	0%
Does the Company’s tax-planning strategies include the use of reinsurance?	Yes	No X

All DTL were recognized as of December 31, 2020 and 2019.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2020	2019
	(In millions)
Federal income tax expense on operations	$13	$27
Prior year underaccrual (overaccrual)	(1)	1
Foreign tax	(2)	(1)

Current federal operations income tax expense	10	27
Current federal capital gains income tax expense	—	—

Total current federal income tax expense	$10	$27

B-27

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2020 and 2019 were as follows:

	2020	2019	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$69	$64	$5
GMWB Hedge	55	28	27
Policy acquisition costs	6	7	(1)
Other, (including items <5% of total ordinary tax assets)	1	—	1

Gross ordinary DTAs—(admitted and nonadmitted)	$131	$99	$32

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	29	15	14

Admitted ordinary DTAs	$102	$84	$18
Capital:
Investments	$1	$1	$—

Gross capital DTAs—(admitted and nonadmitted)	$1	$1	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	1	—

Total admitted DTAs	$103	$85	$18

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	19	23	(4)
Section 481(a) adjustment	7	10	(3)
Other, (including items <5% of total ordinary tax assets)	1	1	—

Total Ordinary DTLs	$28	$35	$(7)

Capital:
Unrealized capital gains	4	2	2
Other	2	1	1

Capital DTL	6	3	3

Total DTL	$34	$38	$(4)

Net admitted DTAs	$69	$47	$22

The change in net deferred Federal income taxes is comprised of the following:

	2020	2019	Change
	(In millions)
Adjusted gross deferred tax assets	$132	$100	$32
Total deferred tax liabilities	34	38	(4)

Net deferred tax assets	$98	$62	36

Tax effect of unrealized capital gains			—

Change in net deferred federal income tax			$36

B-28

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2020, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2020 and 2019, the Company recognized approximately $0.01 million in interest and penalties, respectively. The Company has approximately $0.04 million and $0.03 million accrued for payment of interest and penalties as of December 31, 2020 and 2019, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

GLIC files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2020, the IRS has completed its examinations for tax year 2013. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 and 2014 through 2019 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2020	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$39
Net realized capital losses @ 21%	(58)

Provision calculated at statutory rate	$(19)	21%
Dividends received deduction	(5)	6%
Return to provision	(1)	1%
Other	(1)	1%

Total	$(26)	29%

Total current federal income tax expense	$10	-11%
Change in net deferred federal income taxes	(36)	40%

Total statutory income tax benefit	$(26)	29%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2020, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-29

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2020	$—	$—	$—
2019	—	1	1
2018	—	—	—

Total	$—	$1	$1

As of December 31, 2020, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable and fixed annuity contracts, group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $476 million and $450 million at December 31, 2020 and 2019, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

As of December 31, 2019, GIAC completed novation of all Group 401(k) contracts with Ameritas. During 2019, deferred reinsurance gain of $0.4 million (net of tax) were amortized from surplus into earnings. In 2019, of the $0.4 million of deferred reinsurance gain, $0.2 million was recognized as a result of the novation. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “Loss in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. All deferred gains were fully recognized as of December 31, 2019.

B-30

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 7—REINSURANCE CEDED (CONTINUED)

The effect of these reinsurance cession agreements, including the recapture and novation of Group 401(k) to Ameritas in 2019, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2020				2019
	The Guardian		Outside Parties	Total	The Guardian	Outside Parties	Total
				(In millions)
Premiums and annuity considerations	$(25	)#	$(73)	$(98)	$(25)	$68	$43
Reserve adjustments on reinsurance ceded	26		—	26	52	(69)	(17)
Commissions and expense allowances on reinsurance ceded and other income	(40)		3	(37)	(84)	(8)	(92)

Total Revenues	(39)		(70)	(109)	(57)	(9)	(66)

Policyholder and contract benefits	(36	)#	(1)	(37)	(46)	(8)	(54)
Increase in aggregate reserves	(15	)#	(76)	(91)	(13)	4	(9)
General insurance expensese	—	#	1	1	—	—	—

Total expenses	(51	)#	(76)	(127)	(59)	(4)	(63)

Net gain (loss) on operations from reinsurance ceded	$12	#	6 #	18	2	(5)	(3)

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $47 million and $84 million in 2020 and 2019, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $6 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2020 and $11 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2019.

Assets Under Management:

PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2020, and 2019, approximately $4,012 million and $3,975 million or 41.32% or 41.49%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2020 and 2019, the Company received a total of $100 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2019, the Company made a $13 million capital contribution to PAS.

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance

B-31

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

products separate accounts. For the years ended December 31, 2020 and 2019, such revenue amounted to $9.9 million and $3.9 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

PAS and HSF:

On December 31, 2019, PAS was transferred to The Guardian at carrying value of $32.2 million. The Company received cash of $30 million and recorded a receivable of $2.2 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

On December 31, 2019, HSF was transferred to GIS at carrying value of $9.8 million. The Company received cash of $9 million and recorded a receivable of $0.8 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2020 and 2019, there were no drawings on the line of credit. Interest expense and commitment fees of $0.4 million and $0.4 million in 2020 and 2019, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2020 and 2019, the amount of drawings on the line of credit amounted to $0 million and $44 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $0.3 million and $1 million in 2020 and 2019, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations. The Line of Credit agreement with HSF was terminated effective April 15, 2020.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2020 and 2019, the Company paid commissions to PAS which amounted to $15 million

B-32

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

and $16 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2020, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2020 and 2019, the Company’s separate accounts statement included legally insulated assets of $9,711 million and $9,581 million, respectively, of which $3 million and $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2020 and 2019. Fees and expenses due or accrued to the Company’s general account were $125 million and $120 million as of December 31, 2020 and 2019, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $238 million and $251 million for the years ended December 31, 2020 and 2019, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2020 and 2019.

The Company does not engage in securities lending transactions within the separate accounts.

B-33

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company for the years ended December 31, 2020 and 2019 were as follows:

December 31, 2020	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$35	$35

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,533	$9,533
Market value/not subject to discretionary withdrawals	—	50	50

Total reserves for separate accounts	—	9,583	9,583

Charges for investment management administration and contract guarantees	—	56	56
Accrued expense allowances	—	69	69

Separate accounts liabilities	$—	$9,708	$9,708

December 31, 2019	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$47	$47

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,409	$9,409
Market value/not subject to discretionary withdrawals	—	48	48

Total reserves for separate accounts	—	9,457	9,457

Charges for investment management administration and contract guarantees	—	58	58
Accrued expense allowances	—	62	62

Separate accounts liabilities	$—	$9,577	$9,577

B-34

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2020	2019
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	35	47
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(984)	(1,269)

Net transfers from separate accounts	(949)	(1,222)

Reconciling Adjustments:
Mortality and expense guarantees—variable	120	129
Administrative fees—variable annuity	105	109
Cost of insurance	13	14

Total adjustments	238	252

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(711)	$(970)

B-35

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2020 and 2019 were as follows:

	As of December 31, 2020
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,953	—	8,953	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,953	—	8,958	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	664	—	—	664	6%
(2) Not subject to discretionary withdrawal	2,840	50	—	2,890	23%

(3) Total (gross: direct + assumed)	3,509	9,003	—	12,512	101%
(4) Reinsurance ceded	66	—	—	66	1%

(5) Total (net) (3)—(4)	$3,443	$9,003	$—	$12,446	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$2	$—	$—	$2
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	12	—	12	25%

d. Total with market value adjustment or at fair value (Total of a through c)	—	12	—	12	25%
e. At book value without adjustment (with minimal or no charge or adjustment)	35	—	—	35	75%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	35	12	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$35	$12	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	73	—	—	73	55%
(2) Not subject to discretionary withdrawal	63	—	—	63	47%

(3) Total (gross: direct + assumed)	136	—	—	136	102%
(4) Reinsurance ceded	3	—	—	3	2%

(5) Total (net) (3)—(4)	$133	$—	$—	$133	100%

Total annuity actuarial reserves and deposit liabilities:	$3,611	$9,015	$—	$12,626

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,611	$—	$—	$3,611
Separate Accounts Annual Statement	—	9,015	—	9,015

Total annuity actuarial reserves and deposit liabilities:	$3,611	$9,015	$—	$12,626

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,851	—	8,851	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,851	—	8,856	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	692	—	—	692	5%
(2) Not subject to discretionary withdrawal	2,776	48	—	2,824	23%

(3) Total (gross: direct + assumed)	3,473	8,899	—	12,372	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$3,473	$8,899	$—	$12,372	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$5	$—	$—	$5
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	24%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	24%
e. At book value without adjustment (with minimal or no charge or adjustment)	36	—	—	36	76%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	36	11	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$36	$11	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	83	—	—	83	59%
(2) Not subject to discretionary withdrawal	57	—	—	57	41%

(3)Total(gross: direct + assumed)	140	—	—	140	100%
(4)Reinsuranceceded	—	—	—	—	0%

(5)Total(net) (3)—(4)	$140	$—	$—	$140	100%

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,649	$—	$—	$3,649
Separate Accounts Annual Statement	—	8,910	—	8,910

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2020 and 2019 were as follows:

	As of December 31, 2020			As of December 31, 2019
	General Account			General Account
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In millions)				(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	11	11	12	11	11
(3) Universal Life with Secondary Guarantees	41	32	277	44	33	262
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	17	17	17	18	18	18
(9) Variable Universal Life	74	73	86	70	69	77
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	4	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	4	—	—	2
(4) Disability—Disabled Lives	—	—	1	—	—	1
(5) Miscellaneous Reserves	—	—	28	—	—	30

C. Total (gross: direct + assumed)	144	133	428	144	131	401
D. Reinsurance ceded	—	—	226	—	—	210

E. Total (net) (C)—(D)	$144	$133	$202	$144	$131	$191

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2020			As of December 31, 2019
	Separate Account— Nonguaranteed			Separate Account— Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	—	—	—	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	161	161	161	167	167	167
(9) Variable Universal Life	409	407	407	382	380	380
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	—	—	—	—
(4) Disability—Disabled Lives	—	—	—	—	—	—
(5) Miscellaneous Reserves	—	—	—	—	—	—

C. Total (gross: direct + assumed)	570	568	568	549	547	547
D. Reinsurance ceded	—	—	—	—	—	—

E. Total (net) (C)—(D)	$570	$568	$568	$549	$547	$547

There were no Separate Account guaranteed for life actuarial reserves as of December 31, 2020 and 2019.

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $110 million and $124 million in 2020 and 2019, respectively.

NOTE 12—LITIGATION

The Company is engaged in various disputes, litigations, governmental regulatory inquiries and other proceedings arising out of its business operations. These matters could result in losses, monetary damages, fines penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2020, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2020, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

B-39

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2020, the maximum amount of dividends the Company could pay The Guardian in 2021 without prior approval from the state insurance regulatory authorities was $185 million.

The following reconciles the statutory net income (loss) of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2020	2019
	(In millions)
Statutory net loss	$(100)	$(49)
Adjustments to reconcile to GAAP:
Change in deferred policy acquisition costs	(11)	(7)
Deferred premium	(10)	—
Future policy benefits	(359)	(186)
Reinsurance	7	27
Federal income tax benefit	113	54
Unrealized gain on investments	9	—
Transfer to interest maintenance reserve	(1)	3
Realized loss on transfer of subsidiaries (PAS and HSF)	—	65
Amortization of interest maintenance reserve	(2)	1

Consolidated GAAP net (loss) income	$(354)	$(92)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2020	2019
	(In millions)
Statutory capital and surplus	$527	$516
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	531	558
Elimination of asset valuation reserve	54	45
Future policy benefits	(803)	(380)
Establishment of additional deferred federal income taxes	(1)	(56)
Unrealized gains on investments	550	270
Separate account accrued expense allowances	(69)	(62)
Other liabilities	(66)	(54)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$724	$838

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 26, 2021, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2020.

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2020

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2020	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$4,029,549
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	129,026,085
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	23,033,761
Real estate	—
Contract loans	5,265,604
Cash, cash equivalents and short-term investments	1,281,089
Derivative instruments	—
Other invested assets	6,931,767
Aggregate write-ins for investment income	42,763

Total gross investment income	$169,610,618

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	590,194,413

Total mortgage loans	$590,194,413

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	135,775,858	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2020

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2020	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$265,685,285
Over 1 year through 5 years	941,502,984
Over 5 years through 10 years	608,315,152
Over 10 years through 20 years	310,908,905
Over 20 years	1,476,881,456

Total by Maturity	$3,603,293,782

Bonds by Class—Statement Value
Class 1	$1,927,779,457
Class 2	1,567,829,779
Class 3	87,955,676
Class 4	19,728,870
Class 5	—
Class 6	—

Total by Class	$3,603,293,782

Total Bonds Publicly Traded	1,587,833,569
Total Bonds Privately Placed	339,945,888
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	—	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(28,080,448)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	17,957,600
Credit Life	—
Group Life	15,929
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	17,051	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	584,154
Credit Life	—
Group Life	150,880

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2020

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2020	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	170,536,509
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,106,348,589

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	47,121,226

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	136,219,231
Dividend Accumulations—Account Balance	—

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,524,564,431.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Abbvie Inc	Bonds	$33,488,375	0.7%
b.	Bristol-Myers Squibb Co	Bonds	$33,286,024	0.7%
c.	CVS Caremark Corp	Bonds	$32,455,413	0.7%
d.	Kroger Co	Bonds	$32,323,572	0.7%
e.	Mars Inc	Bonds	$30,735,031	0.7%
f.	Shell International Fin	Bonds	$30,331,890	0.7%
g.	Enterprise Products Oper	Bonds	$29,285,141	0.6%
h.	AIG	Bonds	$28,794,642	0.6%
i.	Amgen Inc	Bonds	$28,128,925	0.6%
j.	Exxon Mobil Corp	Bonds	$26,525,891	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,927,779,457	42.6%	P/RP-1	$—	0.0%
NAIC-2	$1,567,829,779	34.7%	P/RP-2	$—	0.0%
NAIC-3	$87,955,676	1.9%	P/RP-3	$—	0.0%
NAIC-4	$19,728,870	0.4%	P/RP-4	$—	0.0%
NAIC-5	$—	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$367,683,078	8.1%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$348,264,289	7.7%
Countries rated NAIC-2	$19,418,790	0.4%
Countries rated NAIC-3 or below	$—	0.0%

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$130,971,385	2.9%
Country: Netherlands	$62,973,712	1.4%
Countries rated NAIC-2:
Country: Mexico	$16,718,790	0.4%
Country: Turks & CAICOS	$2,700,000	0.1%
Countries rated NAIC-3 or below
Country:	$—	0.0%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$30,331,890	0.7%
2.	Vodafone Grp	2FE	$14,888,426	0.3%
3.	Astrazeneca	2FE	$14,022,806	0.3%
4.	Siemens Financieringsmat	1FE	$12,627,492	0.3%
5.	BP Capital Markets PLC	1FE	$10,798,290	0.2%
6.	Johnson Controls	2FE	$10,718,345	0.2%
7.	Mitsubishi UFJ Fin Grp	1FE	$10,004,374	0.2%
8.	Reckitt Benckiser Tsy	1FE	$9,996,737	0.2%
9.	Xlit LTD	2FE	$7,055,055	0.2%
10.	HSBC Holdings PLC	1FE	$6,071,063	0.1%

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes  {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$28,175,000	0.6%
b.	Commercial	$26,200,000	0.6%
c.	Commercial	$19,270,000	0.4%
d.	Commercial	$18,500,000	0.4%
e.	Commercial	$15,001,408	0.3%
f.	Commercial	$15,000,000	0.3%
g.	Commercial	$15,000,000	0.3%
h.	Commercial	$15,000,000	0.3%
i.	Commercial	$14,936,821	0.3%
j.	Commercial	$14,060,348	0.3%

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$5,000,000	0.1%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$585,194,411	12.9%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2020

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$120,044,440	2.7%	$214,960,200	$188,623,600	$154,021,500
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2020

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$258,125,639	5.87%	$258,125,639	5.87%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	604,668	0.01%	604,668	0.01%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	4,332,090	0.10%	4,332,090	0.10%
Industrial and miscellaneous	3,242,429,445	73.69%	3,242,429,445	73.69%
Hybrid securities	5,081,610	0.12%	5,081,610	0.12%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	39,921,135	0.91%	39,921,135	0.91%

Total long-term bonds	3,550,494,587	80.70%	3,550,494,587	80.70%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	590,194,411	13.41%	590,194,411	13.41%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	590,194,411	13.41%	590,194,411	13.41%

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The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2020

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(28,080,448)	-0.64%	(28,080,448)	-0.64%
Cash equivalents	52,799,195	1.20%	52,799,195	1.20%
Short-term investments	—	0.00%	—	0.00%

Total cash, cash equivalents and short-term investments	24,718,747	0.56%	24,718,747	0.56%
Contract loans	76,441,323	1.73%	76,441,323	1.73%
Derivatives	—	0.00%	—	0.00%
Other Invested Assets (Schedule BA)	155,674,134	3.54%	155,674,134	3.54%
Receivables for securities	2,188,304	0.05%	2,188,304	0.05%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$4,399,711,506	100.00%	$4,399,711,506	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2020 and 2019, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

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Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 26, 2021

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